SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.2%
Australia — 4.3%
Communication Services — 0.3%
REA Group Ltd	71,256	$11,236

Consumer Discretionary — 0.6%
Aristocrat Leisure Ltd	321,599	13,720
JB Hi-Fi Ltd	62,730	4,539
Lottery Corp Ltd/The	640,851	2,239
		20,498
Energy — 0.0%
Beach Energy	120,848	104

Financials — 0.2%
Bendigo & Adelaide Bank Ltd	182,682	1,513
Helia Group Ltd	109,333	404
HUB24 Ltd	13,707	801
Medibank Pvt Ltd	1,634,722	5,406
National Australia Bank Ltd	53,412	1,378
Pepper Money	65,618	77
QBE Insurance Group Ltd	4,540	70
		9,649
Health Care — 0.5%
Cochlear Ltd	15,489	3,050
Pro Medicus Ltd	85,157	15,868
Regis Healthcare Ltd	11,851	61
		18,979
Industrials — 1.2%
Aurizon Holdings	776,792	1,543
Brambles Ltd	810,476	12,464
Computershare Ltd	404,537	10,567
GenusPlus Group	7,212	19
Qantas Airways Ltd	2,155,520	15,163
Qube Holdings Ltd	987,838	2,773
Service Stream	24,201	31
		42,560
Information Technology — 0.0%
Bravura Solutions	19,803	29
Codan Ltd	5,162	68
Technology One Ltd	41,152	1,105
		1,202
Materials — 1.1%
BlueScope Steel Ltd	555,047	8,422
Capricorn Metals *	246,602	1,564
Emerald Resources NL *	16,861	44
Evolution Mining Ltd	1,492,116	7,735
Fortescue Metals Group Ltd	152,232	1,524
Northern Star Resources Ltd	792,276	9,745
Orora Ltd	1,297,138	1,609
Perseus Mining Ltd	872,217	1,972
Regis Resources Ltd *	280,833	821
Resolute Mining Ltd *	841,885	341
Rio Tinto PLC	71,722	4,167
		37,944

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 0.3%
Charter Hall Group ‡	248,816	$3,140
Dexus ‡	632,807	2,766
GPT Group/The ‡	1,085,567	3,451
Stockland ‡	67,849	239
		9,596
Utilities — 0.1%
AGL Energy Ltd	710,507	4,537
Total Australia		156,305
Austria — 1.1%
Energy — 0.1%
OMV AG	92,796	5,029

Financials — 0.8%
BAWAG Group AG	32,930	4,196
Erste Group Bank AG	239,242	20,295
Raiffeisen Bank International AG	114,317	3,485
Vienna Insurance Group AG Wiener Versicherung Gruppe	42,166	2,164
		30,140
Industrials — 0.1%
ANDRITZ AG	40,713	3,022
Palfinger AG	2,403	101
		3,123
Materials — 0.1%
voestalpine AG	86,815	2,439
Total Austria		40,731
Belgium — 1.0%
Communication Services — 0.1%
Proximus SADP	195,590	1,901

Consumer Discretionary — 0.1%
D'ieteren Group	7,872	1,689

Consumer Staples — 0.0%
Colruyt Group N.V	16,509	712

Financials — 0.7%
Ageas SA/NV	89,772	6,052
KBC Group NV	185,841	19,114
		25,166
Health Care — 0.1%
UCB SA	19,035	3,732

Industrials — 0.0%
Deme Group NV	9,118	1,383

Information Technology — 0.0%
Barco NV	10,143	148
Materialise ADR *	6,532	37
		185
Materials — 0.0%
Bekaert SA	1,465	61

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 0.0%
Cofinimmo ‡	3,346	$305
Total Belgium		35,134
Brazil — 0.8%
Consumer Discretionary — 0.2%
MercadoLibre Inc *	2,818	7,365

Consumer Staples — 0.1%
Ambev SA	1,971,400	4,800

Financials — 0.4%
Banco do Brasil SA	1,464,400	5,948
NU Holdings Ltd, Cl A *	390,807	5,362
		11,310
Materials — 0.1%
Yara International ASA	113,656	4,178
Total Brazil		27,653
Canada — 1.3%
Consumer Discretionary — 0.6%
Aritzia Inc *	33,700	1,742
Canada Goose Holdings *	3,364	38
Exco Technologies Ltd	7,454	38
KITS Eyecare *	2,600	29
Magna International Inc, Cl A	431,748	16,661
Martinrea International Inc	52,481	326
		18,834
Consumer Staples — 0.1%
Empire Co Ltd, Cl A	87,600	3,628
North West Co Inc/The	3,400	120
		3,748
Energy — 0.2%
Canadian Natural Resources Ltd	128,099	4,018
Enerflex Ltd	351,300	2,768
Ensign Energy Services Inc *	31,927	53
Paramount Resources Ltd, Cl A	18,700	297
Pason Systems Inc	10,433	94
		7,230
Financials — 0.0%
AGF Management Ltd, Cl B	14,781	143
Canaccord Genuity Group	5,800	44
Fiera Capital Corp, Cl A	162,315	764
Sprott	4,500	310
		1,261
Health Care — 0.0%
Knight Therapeutics Inc *	13,700	58

Industrials — 0.2%
ADENTRA Inc	6,200	131
Aecon Group Inc ‡	30,200	455
Black Diamond Group Ltd	9,100	66
Canadian Pacific Kansas City Ltd	92,615	7,342
Chorus Aviation *	8,057	132
Finning International Inc	20,900	892
		9,018

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.1%
Celestica *	22,200	$3,461
Coveo Solutions Inc *	17,400	98
		3,559
Materials — 0.1%
Amerigo Resources Ltd	54,600	87
Centerra Gold Inc, Cl Common Subs. Receipt	12,746	92
Fortuna Mining Corp *	446,200	2,914
HudBay Minerals	2,600	27
Torex Gold Resources Inc *	11,700	381
		3,501
Total Canada		47,209
China — 2.5%
Communication Services — 0.1%
Tencent Holdings Ltd	85,300	5,496

Consumer Discretionary — 1.1%
Alibaba Group Holding Ltd	1,244,654	17,619
China Beststudy Education Group	515,000	346
Haier Smart Home Co Ltd, Cl A	3,528,339	10,139
Meituan, Cl B *	366,200	5,891
Prosus NV	55,469	3,101
		37,096
Consumer Staples — 0.1%
Wilmar International Ltd	1,104,252	2,489

Financials — 0.4%
BOC Hong Kong Holdings Ltd	2,468,500	10,746
China Merchants Bank Co Ltd, Cl H	733,342	5,144
		15,890
Industrials — 0.4%
SITC International Holdings Co Ltd	2,252,729	7,222
Weichai Power Co Ltd, Cl H	2,511,930	5,114
Yangzijiang Shipbuilding Holdings Ltd	2,656,845	4,629
		16,965
Information Technology — 0.1%
VSTECS Holdings Ltd	1,894,000	1,883

Real Estate — 0.3%
China Overseas Land & Investment Ltd	5,717,421	9,967
Total China		89,786
Cote d'Ivoire — 0.0%
Materials — 0.0%
Endeavour Mining PLC	23,799	730

Denmark — 1.6%
Consumer Discretionary — 0.1%
Pandora A/S	30,702	5,391

Financials — 0.5%
Danske Bank A/S	407,452	16,584
Ringkjoebing Landbobank	9,058	1,975
Sydbank AS	17,051	1,260
		19,819

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 0.3%
Genmab A/S *	15,983	$3,308
H Lundbeck A/S	214,202	1,226
Novo Nordisk A/S, Cl B	117,772	8,133
		12,667
Industrials — 0.7%
AP Moller - Maersk A/S, Cl A	1,115	2,050
AP Moller - Maersk A/S, Cl B	7,161	13,271
DSV A/S	1,728	413
Per Aarsleff Holding A/S	21,177	2,192
ROCKWOOL, Cl B	54,860	2,562
Solar A/S, Cl B	525	26
		20,514
Total Denmark		58,391
Finland — 1.0%
Communication Services — 0.0%
Sanoma Oyj	14,529	169

Consumer Discretionary — 0.0%
Puuilo Oyj	8,408	129
YIT *	4,435	12
		141
Consumer Staples — 0.0%
Olvi Oyj, Cl A	1,170	46

Financials — 0.1%
Nordea Bank Abp	346,895	5,129

Health Care — 0.3%
Orion Oyj, Cl B	121,371	9,099
Terveystalo Oyj	6,988	94
		9,193
Industrials — 0.4%
Konecranes Oyj	36,564	2,895
Wartsila OYJ Abp, Cl B	385,008	9,068
		11,963
Information Technology — 0.2%
Nokia Oyj	1,725,833	8,924
Nokia Oyj ADR	314,599	1,630
Vaisala Oyj, Cl A	476	28
		10,582
Total Finland		37,223
France — 6.3%
Communication Services — 0.2%
IPSOS	32,352	1,732
Orange SA	225,579	3,423
Publicis Groupe SA	35,198	3,962
Vivendi SE	126,054	433
		9,550
Consumer Discretionary — 1.1%
Accor SA	121,234	6,332
Cie Generale des Etablissements Michelin SCA	553,775	20,525
Hermes International SCA	1,157	3,126

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
La Francaise des Jeux SAEM	31,961	$1,250
LVMH Moet Hennessy Louis Vuitton SE	4,397	2,293
Renault SA	115,545	5,313
		38,839
Consumer Staples — 0.2%
Carrefour SA	322,317	4,531
L'Oreal SA	7,661	3,270
		7,801
Energy — 0.2%
Gaztransport Et Technigaz SA	10,422	2,054
Technip Energies NV	15,289	641
TotalEnergies SE	34,944	2,128
		4,823
Financials — 1.0%
Amundi SA	182,920	14,775
AXA SA	131,368	6,428
BNP Paribas SA	119,641	10,695
SCOR SE	81,992	2,714
		34,612
Health Care — 0.2%
EssilorLuxottica SA	13,266	3,630
Ipsen SA	27,245	3,234
		6,864
Industrials — 2.4%
Bureau Veritas SA	182,280	6,200
Cie de Saint-Gobain SA	78,827	9,228
Eiffage SA	36,900	5,167
ID Logistics Group *	3,419	1,656
Legrand SA	97,267	12,991
Nexans SA	794	104
Rexel SA	714,406	21,957
Safran SA	29,993	9,747
Societe BIC SA	3,522	219
STIF	1,076	82
Teleperformance SE	189,413	18,333
Thales SA	8,720	2,566
		88,250
Information Technology — 0.1%
Dassault Systemes SE	57,422	2,074
Neurones	996	53
OVH Groupe SAS *	10,407	133
VusionGroup	5,238	1,688
Wallix Group *	535	15
		3,963
Materials — 0.4%
Arkema SA	216,487	15,930

Real Estate — 0.3%
Klepierre SA ‡	131,078	5,165
Unibail-Rodamco-Westfield ‡	62,764	6,012
		11,177
Utilities — 0.2%
Engie SA	276,146	6,468

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rubis SCA	53,160	$1,713
		8,181
Total France		229,990
Georgia — 0.1%
Financials — 0.1%
Bank of Georgia Group	22,356	2,174
TBC Bank Group PLC	33,815	2,151
		4,325
Total Georgia		4,325
Germany — 10.8%
Communication Services — 0.9%
Borussia Dortmund GmbH & KGaA	15,845	73
CTS Eventim AG & Co KGaA	51,339	6,362
Deutsche Telekom AG	287,897	10,501
Scout24 SE	96,125	13,224
		30,160
Consumer Discretionary — 1.3%
Auto1 Group *	73,898	2,384
Continental AG	210,341	18,294
Fielmann Group	991	66
Mercedes-Benz Group AG	252,560	14,663
TUI AG *	5,081	44
Zalando SE *	317,056	10,426
Zeal Network	44	2
		45,879
Financials — 1.8%
Commerzbank AG	346,175	10,871
Deutsche Bank AG	361,349	10,675
Deutsche Boerse AG	92,903	30,245
DWS Group GmbH & Co KGaA	31,848	1,882
MLP SE	19,863	197
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,894	5,755
Talanx AG	21,044	2,719
		62,344
Health Care — 0.9%
Bayer AG	495,492	14,876
Fresenius Medical Care AG	285,004	16,318
Fresenius SE & Co KGaA	46,785	2,346
		33,540
Industrials — 2.9%
Bilfinger Berger	19,941	1,913
Cewe Stiftung & Co KGAA	1,219	140
Daimler Truck Holding AG	513,500	24,278
Deutsche Lufthansa AG	313,436	2,652
Deutsche Post AG	37,178	1,716
Duerr AG	25,134	668
GEA Group AG	113,578	7,934
HOCHTIEF AG	8,534	1,678
Indus Holding AG	2,579	69
Knorr-Bremse AG	18,720	1,809
Krones AG	3,432	565
MTU Aero Engines AG	12,140	5,374

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rational AG	1,060	$888
Rheinmetall AG	4,014	8,471
Siemens Energy AG *	430,256	50,114
		108,269
Information Technology — 1.2%
IONOS Group SE *	7,642	358
Nemetschek SE	8,107	1,171
PSI Software AG *	525	19
SAP SE	147,643	44,989
SUESS MicroTec SE	23,794	1,303
TeamViewer *	1,855	21
		47,861
Materials — 1.4%
Aurubis	16,384	1,700
BASF SE	471,283	23,228
Evonik Industries AG	483,429	9,952
Heidelberg Materials AG	49,970	11,727
K+S AG	205,077	3,749
thyssenkrupp AG	423,114	4,544
		54,900
Real Estate — 0.1%
Aroundtown SA *	574,102	2,105

Utilities — 0.3%
E.ON SE	141,713	2,602
RWE AG	145,834	6,073
		8,675
Total Germany		393,733
Hong Kong — 1.3%
Consumer Discretionary — 0.0%
Cafe de Coral Holdings Ltd	27,152	24
Johnson Electric Holdings Ltd	56,486	156
Luk Fook Holdings International	49,000	125
Stella International Holdings Ltd	253,500	468
Yue Yuen Industrial Holdings Ltd	942,900	1,447
		2,220
Consumer Staples — 0.3%
Chaoda Modern Agriculture Holdings *	122,000	3
WH Group Ltd	11,509,906	11,093
		11,096
Financials — 0.2%
Dah Sing Banking Group	89,200	103
Futu Holdings Ltd ADR	14,204	1,755
Hong Kong Exchanges & Clearing Ltd	33,519	1,803
Hongkong Land Holdings Ltd	302,200	1,745
Prudential PLC	188,087	2,350
		7,756
Health Care — 0.1%
United Laboratories International Holdings Ltd/The	1,053,401	2,020

Industrials — 0.4%
Jardine Matheson Holdings Ltd	122,059	5,867

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Swire Pacific Ltd, Cl A	225,600	$1,934
Techtronic Industries Co Ltd	268,412	2,962
		10,763
Real Estate — 0.3%
CK Asset Holdings Ltd	1,735,623	7,669
Hang Lung Group Ltd	39,000	68
Hysan Development Co Ltd	77,000	138
Kerry Properties Ltd	10,827	28
Link REIT ‡	765,162	4,099
Sun Hung Kai Properties Ltd	154,815	1,784
Swire Properties Ltd	134,400	336
		14,122
Total Hong Kong		47,977
India — 0.2%
Financials — 0.2%
ICICI Bank Ltd ADR	188,950	6,356

Indonesia — 0.2%
Consumer Staples — 0.0%
First Pacific Co Ltd	1,078,505	764
First Resources Ltd	116,300	134
		898
Financials — 0.2%
Bank Rakyat Indonesia Persero Tbk PT	32,116,308	7,405
Total Indonesia		8,303
Ireland — 1.1%
Consumer Staples — 0.1%
Kerry Group PLC, Cl A	28,815	3,173

Financials — 0.9%
AIB Group PLC	1,305,947	10,740
Bank of Ireland Group PLC	1,697,742	24,109
		34,849
Health Care — 0.0%
Amarin ADR *	1,993	32

Industrials — 0.1%
AerCap Holdings NV	20,648	2,416
Total Ireland		40,470
Israel — 1.7%
Communication Services — 0.0%
Nexxen International ADR *	19,882	207
Perion Network Ltd *	12,349	125
		332
Consumer Staples — 0.0%
Diplomat Holdings	1,969	28
Oddity Tech, Cl A *	5,828	440
		468
Energy — 0.1%
Delek Group	9,327	1,934

Financials — 0.7%
Bank Hapoalim BM	367,470	7,060
Bank Leumi Le-Israel BM	862,421	16,050

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First International Bank Of Israel Ltd/The	8,581	$622
Mizrahi Tefahot Bank Ltd	6,406	418
Nawi Group	1,461	26
Plus500 Ltd	11,900	554
Telephone Aviv Stock Exchange	21,555	417
		25,147
Industrials — 0.0%
El Al Israel Airlines *	158,263	621

Information Technology — 0.9%
Allot *	32,904	281
Camtek Ltd *	610	52
Check Point Software Technologies Ltd *	88,228	19,520
Nice Ltd ADR *	10,295	1,739
Nova Ltd *	9,726	2,677
One Software Technologies	2,714	70
Tower Semiconductor Ltd *	29,475	1,282
Wix.com Ltd *	54,480	8,633
		34,254
Total Israel		62,756
Italy — 4.1%
Communication Services — 0.0%
Arnoldo Mondadori Editore SpA	95,697	242
MFE-MediaForEurope NV, Cl A	251,609	860
		1,102
Consumer Discretionary — 0.5%
CIR SpA-Compagnie Industriali *	257,347	177
Ferrari NV	18,551	9,057
Lottomatica Group Spa	136,114	3,765
Moncler SpA	34,191	1,944
OVS SpA	40,614	176
		15,119
Consumer Staples — 0.2%
Coca-Cola HBC AG	120,356	6,277

Energy — 0.2%
d'Amico International Shipping SA	98,940	401
Eni SpA	516,322	8,312
		8,713
Financials — 1.4%
Banca IFIS SpA	40,030	1,068
Banca Mediolanum SpA	344,139	5,910
Banca Popolare di Sondrio SPA	27,817	385
Banco di Desio e della Brianza SpA	62,838	524
BPER Banca SPA	4,982	45
Credito Emiliano	11,665	172
FinecoBank Banca Fineco SpA	149,957	3,315
Generali	246,572	8,740
Intesa Sanpaolo SpA	930,056	5,339
Poste Italiane SpA	108,362	2,320
UniCredit SpA	184,735	12,349
Unipol Gruppo SpA	597,958	11,801
		51,968

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 0.1%
Philogen *	809	$20
Recordati Industria Chimica e Farmaceutica SpA	29,374	1,840
		1,860
Industrials — 0.5%
Iveco Group NV	52,121	1,023
Leonardo SpA	270,366	15,203
Webuild SpA	541,062	2,286
		18,512
Information Technology — 0.1%
Reply	14,552	2,506

Materials — 0.0%
SOL	1,383	78

Utilities — 1.1%
A2A SpA	3,848,968	10,331
ACEA SpA	43,769	1,054
Ascopiave SpA	41,746	149
Enel SpA	2,164,872	20,475
Hera SpA	221,953	1,068
Iren SpA	493,045	1,518
Italgas	867,142	7,330
		41,925
Total Italy		148,060
Japan — 15.9%
Communication Services — 0.8%
Capcom Co Ltd	29,234	995
Kakaku.com Inc	92,790	1,715
KDDI Corp	26,600	455
Konami Group Corp	13,543	2,135
Nexon Co Ltd	152,600	3,064
Nintendo Co Ltd	109,100	10,445
Nippon Telegraph & Telephone Corp	1,687,040	1,798
Septeni Holdings	9,400	27
SKY Perfect JSAT Holdings Inc	172,489	1,723
		22,357
Consumer Discretionary — 2.1%
Aisin Seiki	150,249	1,916
Asics Corp	241,598	6,142
Aucnet	2,200	25
Bandai Namco Holdings Inc	202,449	7,234
Bridgestone Corp	210,735	8,591
Fast Retailing Co Ltd	14,243	4,869
Haseko Corp	271,164	4,060
Honda Motor Co Ltd	162,434	1,562
Iida Group Holdings Co Ltd	317,680	4,461
JTEKT Corp	198,022	1,625
JVCKenwood Corp	23,110	185
Mazda Motor Corp	375,386	2,251
Mitsubishi Motors Corp	473,751	1,335
Niterra Co Ltd	43,339	1,437
NOK Corp	97,612	1,436

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Open House Group Co Ltd	36,995	$1,668
Panasonic Holdings Corp	407,114	4,343
Ryohin Keikaku Co Ltd	148,303	7,091
Sankyo Co Ltd	232,622	4,292
Sanrio Co Ltd	74,975	3,614
Sekisui House Ltd	16,320	358
Shimamura Co Ltd	29,148	2,039
Subaru Corp	229,576	3,968
Sumitomo Rubber Industries Ltd	117,952	1,335
Takashimaya Co Ltd	127,912	997
USS Co Ltd	410,948	4,515
Yamada Holdings Co Ltd	454,422	1,426
Yokohama Rubber Co Ltd/The	65,615	1,799
ZOZO Inc	68,532	738
		85,312
Consumer Staples — 0.6%
Cosmos Pharmaceutical	28,301	1,791
Japan Tobacco Inc	116,896	3,433
Nissui Corp	251,600	1,524
Suntory Beverage & Food Ltd	466,430	14,871
Toyo Suisan Kaisha Ltd	1,284	85
		21,704
Energy — 0.3%
ENEOS Holdings Inc	413,865	2,045
Inpex Corp	540,014	7,557
		9,602
Financials — 1.7%
Credit Saison Co Ltd	63,467	1,707
Daiwa Securities Group Inc	394,552	2,794
Fukuoka Financial Group Inc	221,757	5,907
Japan Post Holdings Co Ltd	630,208	5,819
Japan Post Insurance Co Ltd	114,667	2,588
Kita-Nippon Bank	1,300	27
Mitsubishi UFJ Financial Group Inc	879,007	11,948
Mizuho Financial Group Inc	48,300	1,337
Ogaki Kyoritsu Bank	1,500	26
Resona Holdings Inc	1,497,714	13,790
SBI Holdings Inc/Japan	1,700	59
Sumitomo Mitsui Financial Group Inc	172,973	4,342
T&D Holdings Inc	194,192	4,250
Tokio Marine Holdings Inc	41,178	1,740
		56,334
Health Care — 1.8%
Alfresa Holdings Corp	94,249	1,285
Chugai Pharmaceutical Co Ltd	127,920	6,659
Daiichi Sankyo Co Ltd	49,438	1,142
Hisamitsu Pharmaceutical Co Inc	51,662	1,467
Hoya Corp	32,756	3,878
Medipal Holdings Corp	99,871	1,615
Nippon Shinyaku Co Ltd	35,536	773
Olympus Corp	1,176,097	13,927
Santen Pharmaceutical Co Ltd	301,306	3,447
Shionogi & Co Ltd	944,286	16,948

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ship Healthcare Holdings Inc	98,676	$1,324
Suzuken Co Ltd/Aichi Japan	54,145	1,952
Takeda Pharmaceutical Co Ltd	330,040	10,158
Terumo Corp	33,114	606
Toho Holdings Co Ltd	52,330	1,686
		66,867
Industrials — 4.1%
AGC Inc	51,788	1,515
Amada Co Ltd	291,308	3,169
Central Japan Railway Co	356,512	7,945
COMSYS Holdings Corp	68,844	1,587
Daikin Industries Ltd	107,500	12,580
Fuji Corp/Aichi	13,148	244
Fujikura Ltd	157,411	8,255
Fujitec	2,610	112
Gakujo Co Ltd	2,000	24
gremz	1,500	25
Hanwa Co Ltd	171	6
Hikari Tsushin Inc	10,872	3,200
Hitachi Ltd	263,185	7,626
Inaba Denki Sangyo	61,417	1,680
Japan Airlines Co Ltd	88,121	1,792
Kanaden Corp	2,000	28
Kanematsu Corp	77,063	1,462
Kinden Corp	74,106	2,170
Kokuyo Co Ltd	136,624	781
Komatsu Ltd	481,070	15,824
KPP Group Holdings	5,100	26
Makino Milling Machine	3,498	278
MINEBEA MITSUMI Inc	863,406	12,588
MIRAIT ONE corp	96,263	1,688
Mitsubishi Heavy Industries Ltd	735,807	18,357
Nagase & Co Ltd	66,521	1,278
NGK Insulators Ltd	145,900	1,826
NIPPON EXPRESS HOLDINGS INC	86,557	1,731
Nippon Yusen KK	110,600	3,967
NSK Ltd	316,013	1,482
Obayashi	352,080	5,318
Recruit Holdings Co Ltd	75,135	4,405
Sankyu Inc	38,767	2,073
Sanwa Holdings Corp	102,065	3,375
Shimizu	201,973	2,249
SIGMAXYZ Holdings Inc	3,400	29
Sinfonia Technology Co Ltd	27,781	1,869
Sohgo Security Services Co Ltd	193,369	1,350
Sojitz Corp	106,878	2,618
Terasaki Electric	1,100	27
Toyota Tsusho Corp	82,009	1,852
Tsubakimoto Chain Co	11,429	142
		138,553
Information Technology — 2.4%
Advantest Corp	22,262	1,645
Alps Alpine Co Ltd	145,537	1,561

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amano Corp	23,100	$716
Anritsu Corp	177,272	2,285
BIPROGY Inc	46,690	1,946
Brother Industries Ltd	116,592	2,005
Canon Inc	451,773	13,063
Canon Marketing Japan Inc	19,150	700
Celsys	3,000	31
Citizen Watch Co Ltd	234,804	1,387
Comture Corp	6,900	81
Freee *	4,100	109
Fujitsu Ltd	7,818	189
Furuno Electric	2,100	54
Japan Aviation Electronics Industry Ltd	12,700	225
Japan Electronic Materials Corp	4,800	81
Japan Material	2,700	28
Keyence Corp	8,809	3,511
Koa	6,700	39
Konica Minolta Inc *	382,945	1,242
Lasertec Corp	17,200	2,299
Mabuchi Motor Co Ltd	95,603	1,407
Marubun	3,600	26
Murata Manufacturing Co Ltd	1,106,000	16,298
NEC Corp	59,059	1,718
Nippon Ceramic	1,300	25
Nomura Research Institute Ltd	10,258	409
NS Solutions Corp	50,233	1,415
Optex Group	2,300	28
Oracle Corp Japan	12,214	1,451
Rakus	14,300	229
Ricoh Co Ltd	34,606	326
SCSK Corp	95,705	2,875
Seiko Epson Corp	259,689	3,403
Smaregi	1,200	25
Socionext Inc	10,300	197
System Support	1,400	26
Tazmo	6,300	96
TDK Corp	1,558,696	18,139
TIS Inc	132,292	4,420
Wacom	20,200	96
Yokogawa Electric Corp	69,717	1,857
		87,663
Materials — 1.3%
Asahi Kasei Corp	586,638	4,163
Daicel Corp	160,039	1,338
JFE Holdings Inc	321,368	3,727
Kobe Steel Ltd	235,565	2,564
Kuraray Co Ltd	97,260	1,233
Mitsubishi Materials Corp	87,217	1,374
Mitsui Mining & Smelting Co Ltd	46,497	1,616
Nippon Paint Holdings Co Ltd	552,909	4,433
Nippon Shokubai Co Ltd	114,220	1,299
Nippon Steel Corp	369,549	6,968
Nissan Chemical Corp	55,717	1,694

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nitto Denko Corp	175,259	$3,374
Oji Holdings Corp	466,555	2,342
Rengo Co Ltd	236,993	1,281
Soken Chemical & Engineering	2,300	24
Sumitomo Chemical Co Ltd	695,720	1,677
Taiheiyo Cement Corp	61,680	1,526
Tokuyama Corp	79,628	1,659
Toray Industries Inc	1,221,927	8,339
Tosoh Corp	131,358	1,916
UBE Corp	100,159	1,567
		54,114
Real Estate — 0.4%
Daito Trust Construction Co Ltd	12,215	1,326
Daiwa House Industry Co Ltd	234,683	8,040
Sumitomo Realty & Development Co Ltd	194,538	7,490
		16,856
Utilities — 0.4%
Chubu Electric Power Co Inc	364,396	4,495
Chugoku Electric Power Co Inc/The	325,299	1,607
Electric Power Development Co Ltd	80,068	1,362
Kansai Electric Power Co Inc/The	284,751	3,367
Kyushu Electric Power Co Inc	360,715	3,215
Shikoku Electric Power Co Inc	166,433	1,390
Tohoku Electric Power Co Inc	207,395	1,510
Tokyo Electric Power Co Holdings Inc *	815,933	2,708
		19,654
Total Japan		579,016
Liechtenstein — 0.0%
Financials — 0.0%
VP Bank AG, Cl A	353	36

Luxembourg — 0.8%
Communication Services — 0.0%
SES SA, Cl A	157,829	1,121

Materials — 0.8%
ArcelorMittal SA	848,467	26,849
Total Luxembourg		27,970
Macao — 0.5%
Consumer Discretionary — 0.5%
Galaxy Entertainment Group Ltd	3,966,091	17,679

Netherlands — 5.2%
Consumer Discretionary — 0.0%
Kendrion	447	6

Consumer Staples — 0.8%
Heineken Holding NV	1,756	131
Koninklijke Ahold Delhaize NV	669,951	27,884
		28,015
Energy — 0.1%
Koninklijke Vopak NV	29,336	1,452
SBM Offshore NV	83,226	2,193
		3,645

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 2.6%
ABN AMRO Bank NV	864,024	$23,511
Adyen NV *	4,136	7,569
Aegon Ltd	771,025	5,568
Euronext NV	36,165	6,175
Flow Traders Ltd	23,822	771
ING Groep NV	1,518,718	33,171
NN Group NV	195,948	12,993
		89,758
Health Care — 0.2%
Argenx SE *	2,042	1,126
Koninklijke Philips NV	316,798	7,581
		8,707
Industrials — 1.0%
Koninklijke BAM Groep SE	191,106	1,699
Randstad NV	302,740	13,944
Wolters Kluwer NV	118,922	19,819
		35,462
Information Technology — 0.5%
ASM International NV	8,331	5,326
ASML Holding NV	10,685	8,532
ASML Holding NV, Cl G	11,014	8,826
Nedap NV	1,390	118
		22,802
Total Netherlands		188,395
New Zealand — 0.2%
Energy — 0.0%
Channel Infrastructure NZ Ltd	37,937	51

Health Care — 0.1%
Fisher & Paykel Healthcare Corp Ltd	205,274	4,490

Industrials — 0.0%
Freightways Group Ltd	8,186	55

Information Technology — 0.1%
Xero Ltd *	21,972	2,589
Total New Zealand		7,185
Norway — 1.2%
Communication Services — 0.0%
Telenor ASA	11,057	172

Consumer Discretionary — 0.0%
SATS *	8,582	31

Consumer Staples — 0.2%
Orkla ASA	449,953	4,881

Energy — 0.8%
Aker Solutions ASA	313,569	1,078
Equinor ASA	1,148,161	28,880
		29,958
Financials — 0.0%
DNB Bank ASA	40,051	1,103

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 0.2%
AF Gruppen ASA	3,040	$46
Hoegh Autoliners ASA	2,255	20
Kongsberg Gruppen	212,986	8,227
Wallenius Wilhelmsen ASA, Cl B	2,279	19
Wilh Wilhelmsen Holding ASA, Cl B	1,218	51
		8,363
Information Technology — 0.0%
Bouvet ASA	3,456	27
NORBIT ASA	3,128	67
Pexip Holding	13,265	77
		171
Total Norway		44,679
Portugal — 0.2%
Communication Services — 0.0%
NOS SGPS SA	20,836	95

Consumer Staples — 0.1%
Jeronimo Martins SGPS SA	187,233	4,724

Financials — 0.1%
Banco Comercial Portugues SA, Cl R	2,267,791	1,760
Total Portugal		6,579
Singapore — 2.2%
Communication Services — 1.0%
IGG Inc	237,587	134
Sea Ltd ADR *	190,471	30,464
Singapore Telecommunications	2,125,800	6,398
		36,996
Energy — 0.0%
Hafnia Ltd	39,685	199

Financials — 0.6%
DBS Group Holdings Ltd	104,358	3,678
Oversea-Chinese Banking Corp Ltd	588,000	7,527
Singapore Exchange Ltd	341,863	3,996
United Overseas Bank Ltd	75,608	2,136
Yangzijiang Financial Holding Ltd	2,813,228	1,636
		18,973
Industrials — 0.3%
ComfortDelGro Corp Ltd	1,253,958	1,408
Pan-United	15,100	10
Singapore Airlines Ltd	712,538	3,902
Singapore Technologies Engineering Ltd	1,312,307	8,033
		13,353
Information Technology — 0.0%
Venture Corp Ltd	141,724	1,270

Real Estate — 0.2%
City Developments Ltd	356,882	1,455
Keppel DC REIT ‡	911,000	1,667
Singapore Land Group Ltd	6,600	12
Suntec Real Estate Investment Trust ‡	1,605,967	1,427

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UOL Group Ltd	342,258	$1,662
		6,223
Utilities — 0.1%
Sembcorp Industries	605,145	3,254
Total Singapore		80,268
South Korea — 1.1%
Consumer Discretionary — 0.2%
Coupang Inc, Cl A *	264,164	7,914

Financials — 0.2%
Shinhan Financial Group Co Ltd	168,524	7,640

Information Technology — 0.7%
Samsung Electronics Co Ltd	523,832	23,165
Total South Korea		38,719
Spain — 2.1%
Communication Services — 0.0%
Telefonica SA	299,187	1,569

Consumer Discretionary — 0.2%
Amadeus IT Group SA, Cl A	61,279	5,159
Industria de Diseno Textil SA	74,473	3,871
		9,030
Consumer Staples — 0.0%
Distribuidora Internacional de Alimentacion *	834	26

Energy — 0.2%
Repsol SA	495,875	7,228

Financials — 1.1%
Banco Bilbao Vizcaya Argentaria SA	918,568	14,095
Banco Santander SA	1,905,901	15,728
CaixaBank SA	1,014,012	8,756
Mapfre SA	505,475	2,063
Unicaja Banco SA	850	2
		40,644
Health Care — 0.0%
Faes Farma	28,425	152

Industrials — 0.5%
ACS Actividades de Construccion y Servicios SA	139,965	9,695
Aena SME	196,300	5,222
		14,917
Utilities — 0.1%
Iberdrola SA	142,724	2,736
Total Spain		76,302
Sweden — 1.5%
Communication Services — 0.0%
Acast *	15,216	24

Consumer Discretionary — 0.2%
Betsson AB, Cl B	145,133	3,050
Clas Ohlson AB, Cl B	50,719	1,722
Evolution AB	32,006	2,523

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SkiStar AB	1,603	$26
		7,321
Consumer Staples — 0.1%
AAK AB	105,246	2,745

Financials — 0.3%
Avanza Bank Holding	71,283	2,401
Industrivarden AB, Cl A	2,533	91
Skandinaviska Enskilda Banken AB, Cl A	256,296	4,435
Swedbank AB, Cl A	181,177	4,764
		11,691
Industrials — 0.3%
Assa Abloy AB, Cl B	56,955	1,768
Atlas Copco AB, Cl A	218,648	3,509
Loomis AB, Cl B	47,302	1,974
NCC AB, Cl B	99,476	1,848
Peab AB, Cl B	207,275	1,685
Saab AB, Cl B	17,816	989
Skanska AB, Cl B	1,907	44
		11,817
Information Technology — 0.5%
Lime Technologies	574	25
Mycronic	39,404	836
Proact IT Group	8,051	88
Telefonaktiebolaget LM Ericsson ADR	1,696,672	14,388
Truecaller, Cl B	341,563	2,404
		17,741
Materials — 0.1%
SSAB AB, Cl B	574,337	3,375

Real Estate — 0.0%
Pandox AB, Cl B	4,213	74
Wihlborgs Fastigheter AB	16,618	179
		253
Total Sweden		54,967
Switzerland — 3.3%
Consumer Discretionary — 0.4%
Autoneum Holding AG	1,390	243
Cie Financiere Richemont SA, Cl A	49,462	9,330
On Holding AG, Cl A *	46,760	2,434
Sportradar Group, Cl A *	10,585	297
V-ZUG Holding	279	23
		12,327
Consumer Staples — 0.1%
Chocoladefabriken Lindt & Spruengli AG	238	3,998

Financials — 1.4%
Helvetia Holding AG	20,353	4,763
Julius Baer Group Ltd	249,983	16,903
UBS Group AG	678,890	22,976
Vontobel Holding	767	62
Zurich Insurance Group AG	9,379	6,542
		51,246

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 0.1%
AC Immune SA *	11,256	$23
Galenica	15,547	1,696
Lonza Group AG	1,499	1,069
Sandoz Group	14,393	786
Sonova Holding AG	3,960	1,177
		4,751
Industrials — 1.0%
Accelleron Industries AG	23,449	1,647
Belimo Holding AG	3,873	3,935
DKSH Holding	22,542	1,748
dormakaba Holding AG	4,017	3,661
Geberit AG	4,926	3,867
Phoenix Mecano	51	28
Schindler Holding AG	36,321	13,482
SGS SA	9,327	944
Stadler Rail	59,302	1,460
Sulzer	11,626	2,094
		32,866
Information Technology — 0.3%
ALSO Holding	154	52
Cicor Technologies Ltd *	670	136
Logitech International SA	114,748	10,372
		10,560
Materials — 0.0%
DSM-Firmenich AG	4,561	484
EMS-Chemie Holding AG	2,081	1,568
Givaudan SA	158	764
		2,816
Utilities — 0.0%
BKW AG	2,545	556
Total Switzerland		119,120
Taiwan — 0.4%
Information Technology — 0.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	63,743	14,437

Turkey — 0.0%
Materials — 0.0%
Eldorado Gold *	7,600	154

United Kingdom — 11.3%
Communication Services — 0.4%
Auto Trader Group PLC	215,489	2,437
BT Group PLC, Cl A	799,989	2,127
Vodafone Group PLC	6,702,559	7,163
		11,727
Consumer Discretionary — 0.8%
Bellway PLC	3,894	154
Berkeley Group Holdings PLC	18,365	971
Carnival PLC ADR *	148,871	3,798
Compass Group PLC	152,360	5,152
Games Workshop Group PLC	9,156	2,035
Inchcape PLC	186,498	1,855

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kingfisher PLC	1,153,112	$4,597
Next PLC	71,763	12,236
WH Smith PLC	25,552	382
		31,180
Consumer Staples — 2.9%
Associated British Foods PLC	4,240	120
Coca-Cola Europacific Partners PLC	18,520	1,717
Cranswick PLC	28,010	2,054
Diageo PLC	162,929	4,102
Imperial Brands PLC	324,709	12,808
J Sainsbury PLC	6,243,477	24,807
Marks & Spencer Group PLC	2,256,687	10,965
Premier Foods PLC	589,255	1,611
Reckitt Benckiser Group PLC	297,516	20,235
Tesco PLC	3,397,429	18,700
Unilever PLC	94,706	5,770
		102,889
Energy — 0.0%
Petronor E&P ASA	25,623	28

Financials — 3.9%
3i Group PLC	164,920	9,318
AJ Bell PLC	243,666	1,714
Aviva PLC	199,952	1,697
Barclays PLC	6,747,808	31,128
Barclays PLC ADR	998,405	18,560
HSBC Holdings PLC	2,011,163	24,287
Investec PLC	979,760	7,294
Just Group PLC	860,691	1,564
Lancashire Holdings Ltd	175,985	1,387
Lloyds Banking Group PLC	1,615,985	1,696
Man Group PLC/Jersey	854,012	1,981
NatWest Group PLC	1,856,851	13,019
Ninety One PLC	192,875	485
OSB Group PLC	281,256	2,017
Paragon Banking Group PLC	148,654	1,925
Quilter PLC	15,184	33
Schroders PLC	347,547	1,725
Standard Chartered PLC	1,254,593	20,727
		140,557
Health Care — 0.5%
Adaptimmune Therapeutics PLC ADR *	167,248	40
AstraZeneca PLC	91,789	12,753
GSK PLC ADR	31,346	1,204
Haleon ADR	427,730	4,436
Hikma Pharmaceuticals PLC	674	18
		18,451
Industrials — 2.3%
BAE Systems PLC	521,447	13,510
Balfour Beatty PLC	247,299	1,771
CK Hutchison Holdings Ltd	1,169,115	7,199
easyJet PLC	208,380	1,522
Firstgroup PLC	213,376	674

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Grafton Group	135,245	$1,893
Howden Joinery Group PLC	146,894	1,724
IMI PLC	63,494	1,824
Intertek Group PLC	11,181	727
JET2 PLC	75,895	1,922
Luceco	3,209	7
Morgan Sindall Group PLC	28,057	1,760
RELX PLC	79,466	4,300
Rolls-Royce Holdings PLC	2,229,393	29,496
Rotork PLC	342,050	1,506
Travis Perkins PLC	728,801	6,066
Weir Group PLC/The	56,024	1,913
		77,814
Information Technology — 0.3%
Computacenter PLC	53,335	1,755
dotdigital group	25,376	26
Halma PLC	156,085	6,849
Sage Group PLC/The	208,379	3,572
Softcat PLC	67,700	1,593
		13,795
Materials — 0.0%
Breedon Group PLC	246,620	1,306
Hill & Smith	60,989	1,501
Johnson Matthey PLC	7,908	188
		2,995
Real Estate — 0.0%
British Land Co PLC/The	227,237	1,177
Land Securities Group PLC ‡	194,487	1,686
		2,863
Utilities — 0.2%
Centrica PLC	1,404,987	3,112
Drax Group	250,437	2,383
National Grid PLC	75,120	1,101
		6,596
Total United Kingdom		408,895
United States — 7.9%
Communication Services — 0.9%
Spotify Technology SA *	40,810	31,315

Consumer Discretionary — 0.1%
Stellantis NV	250,497	2,500

Consumer Staples — 0.5%
Nestle SA	81,291	8,057
Philip Morris International	65,341	11,901
		19,958
Energy — 0.8%
BP PLC	467,332	2,325
Navigator Holdings Ltd	2,009	28
Shell PLC	651,154	22,755
Tenaris SA	138,090	2,579
		27,687

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 0.5%
Aon PLC, Cl A	11,249	$4,013
Arch Capital Group Ltd	72,686	6,618
Swiss Re AG	42,816	7,383
		18,014
Health Care — 4.1%
GSK PLC	1,517,405	28,883
Inmode Ltd *	74,563	1,077
Medtronic PLC	138,744	12,094
Novartis AG	278,549	33,701
Roche Holding AG	171,848	55,915
Sanofi SA	182,189	17,577
STERIS PLC	11,524	2,768
		152,015
Industrials — 0.3%
Experian PLC	92,931	4,784
Signify NV	68,364	1,850
Waste Connections Inc	22,766	4,251
		10,885
Information Technology — 0.3%
Atlassian Corp, Cl A *	19,217	3,903
CyberArk Software Ltd *	3,992	1,624
Monday.com Ltd *	24,971	7,853
		13,380
Materials — 0.4%
Acerinox SA	143,849	1,830
Amrize Ltd *	36,203	1,800
Holcim AG	36,203	2,680
Linde PLC	11,123	5,219
		11,529
Total United States		287,283
Total Common Stock
(Cost $2,687,191) ($ Thousands)		3,386,816
	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 2.2%
U.S. Treasury Bill
4.262%, 08/28/2025 (A)	$81,086	80,521

Total U.S. Treasury Obligation
(Cost $80,541) ($ Thousands)		80,521

	Shares
PREFERRED STOCK — 0.3%
Germany — 0.3%
Consumer Discretionary — 0.3%
Bayerische Motoren Werke AG (B)	30,801	2,549
Volkswagen AG, 7.200%	64,245	6,768
		9,317
Industrials — 0.0%
Jungheinrich AG(B)	16,178	761

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Materials — 0.0%
FUCHS SE, 2.800%	29,423	$1,620
Total Preferred Stock
(Cost $10,246) ($ Thousands)		11,698

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	52,782,780	52,783
Total Cash Equivalent
(Cost $52,783) ($ Thousands)		52,783
Total Investments in Securities — 97.2%
(Cost $2,830,761) ($ Thousands)		$3,531,818

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Equity Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	311	Sep-2025	$19,058	$19,447	$43
FTSE 100 Index	100	Sep-2025	11,971	12,045	(93)
Hang Seng Index	7	Jul-2025	1,084	1,074	(10)
SPI 200 Index	48	Sep-2025	6,654	6,713	22
TOPIX Index	73	Sep-2025	14,002	14,431	358
			$52,769	$53,710	$320

A list of the open OTC Swap agreement held by the Fund at June 30, 2025, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	Custom Basket of International Equity Securities	Federal Funds Effective Rate (Daily) + custom spread	Asset Returns	Annually	12/15/2029	USD	–	$1,441	$–	$1,441

The following table represents the top 50 individual stock exposures comprising the Custom Basket Total Return Swap as of June 30, 2025:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

87,100	BNP PARIBAS SA ACT -A-	$18,386	$171	15.5%
138,299	RECRUIT HOLDINGS CO. LTD.	17,557	597	14.8
53,400	TOKYO ELECTRON LTD.	12,836	1,137	10.8
59,292	NATWEST GROUP PLC REGISTERED SHS	12,305	(90)	10.3
19,321	NEC CORP.	11,670	927	9.8
65,303	CAIXABANK S.A. SHS	11,698	36	9.8
6,640	DASSAULT AVIATION SA ACT	11,505	(44)	9.7
172,694	FUJITSU LTD.	11,586	143	9.7
55,877	INTERNATIONAL CONSOLIDATED AIRLINES GROUP SA REGIS	11,445	629	9.6
27,900	SOCIETE GENERALE SA ACT	9,615	56	8.1
84,033	STANDARD CHARTERED PLC REGISTERED SHS	9,290	460	7.8
263,861	BANCO BILBAO VIZCAYA ARGENTARIA SA REGISTERED SHS	8,948	(7)	7.5
25,390	CENTRICA PLC REGISTERED SHS	8,282	(191)	7.0
62,190	SANKYO CO. LTD.	8,292	667	7.0
114,740	BANCO SANTANDER SA REGISTERED SHS	7,213	112	6.1
12,883	IPSEN ACT	6,384	(113)	5.4
55,649	EXPERIAN PLC REGISTERED SHS	6,465	102	5.4
34,596	BIPROGY INC.	5,731	4	4.8
416,576	SOFTBANK GROUP CORP.	5,188	2,653	4.4
66,850	TREND MICRO INC.	5,210	(408)	4.4
114,485	DNB BANK ASA REGISTERED SHS	5,048	(121)	4.2
248,761	SAGE GROUP PLC REGISTERED SHS	4,364	3	3.7
62,434	CAPCOM CO. LTD.	4,365	458	3.7
84,635	REXEL SA ACT	4,248	199	3.6
160,862	SUMITOMO MITSUI FINANCIAL GROUP INC.	4,204	74	3.5
504,266	LOTTOMATICA GROUP S.P.A. REGISTERED SHS	3,906	117	3.3
467,080	FRESNILLO PLC REGISTERED SHS	3,972	52	3.3
145,733	DAI-ICHI LIFE HOLDINGS INC.	3,523	90	3.0
206,607	IVECO GROUP N.V. REGISTERED SHS	3,057	91	2.6
166,500	MAZDA MOTOR CORP.	3,069	61	2.6
144,857	SANWA HOLDINGS CORP.	2,934	(87)	2.5
252,172	PLUS500 LTD REGISTERED SHS	2,877	79	2.4
140,622	JAPAN POST INSURANCE CO. LTD.	2,628	22	2.2
179,368	VALEO SE ACT	2,636	72	2.2

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

92,500	CANON MARKETING JAPAN INC.	$2,506	$(32)	2.1%
69,512	TECHNIP ENERGIES N.V. BEARER AND REGISTERED SHS	2,238	92	1.9
136,211	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA BE	2,292	97	1.9
52,943	KOKUYO CO. LTD.	2,317	97	1.9
126,175	MIZUNO CORP.	2,105	28	1.8
889,814	EURONEXT NV BEARER AND REGISTERED SHS	2,131	59	1.8
3,686,836	TEMENOS AG NAMEN-AKT	1,992	(186)	1.7
475,108	TIS INC.	2,081	15	1.7
584,575	SUMITOMO PHARMA CO. LTD.	1,900	(127)	1.6
590,909	OTSUKA CORP.	1,746	(13)	1.5
170,031	SHIBAURA MECHATRONICS CORP.	1,681	425	1.4
2,560,498	SCREEN HOLDINGS CO. LTD.	1,496	107	1.3
32,588	TECNICAS REUNIDAS SA BEARER SHS	1,498	2	1.3
481,864	HELVETIA HOLDING AG NAMEN-AKT	1,535	14	1.3
431,115	RICOH CO. LTD.	1,570	83	1.3
1,361,910	EISAI CO. LTD.	1,605	-	1.3
1,750,130	MIXI INC.	1,390	38	1.2
72,843	SANSAN INC.	1,279	9	1.1
306,708	JAPAN POST HOLDINGS CO. LTD.	1,297	28	1.1
207,561	CYBOZU INC.	1,334	49	1.1

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(694,860)	EDP RENOVAVEIS SA BEARER SHS	$(7,827)	$102	(6.6)%
(592,907)	NESTE CORPORATION REGISTERED SHS	(7,358)	(769)	(6.2)
(5,698)	BARRY CALLEBAUT AG NAMEN-AKT	(6,089)	(85)	(5.1)
(121,905)	SALMAR ASA REGISTERED SHS	(5,619)	115	(4.7)
(112,305)	DR. ING. H.C. F. PORSCHE AKTIENGESELLSCHAFT VORZ-I	(5,524)	3	(4.6)
(808,730)	DAVIDE CAMPARI-MILANO N.V. REGISTERED SHS	(5,461)	50	(4.6)
(180,055)	EQT AB REGISTERED SHS	(5,364)	(596)	(4.5)
(48,248)	REDCARE PHARMACY N.V. BEARER SHS	(5,052)	(243)	(4.2)
(2,928,000)	DENISON MINES CORP REGISTERED SHS	(4,868)	(467)	(4.1)
(520,322)	NEXTDC LTD REGISTERED SHS	(4,768)	(188)	(4.0)
(62,693)	ZEALAND PHARMA A/S SHS	(4,618)	1,128	(3.9)
(237,000)	NAMURA SHIPBUILD. CO. LTD.	(4,612)	(556)	(3.9)
(172,384)	PUMA SE INHABER-AKT	(4,343)	(340)	(3.7)
(87,256)	ORSTED REGISTERED SHS	(3,753)	26	(3.2)
(498,792)	NOKIAN TYRES PLC REGISTERED SHS	(3,686)	95	(3.1)
(132,064)	BASIC-FIT N.V. REGISTERED SHS	(3,656)	(359)	(3.1)
(152,306)	STEVANATO GROUP S.P.A. AZ NOMINATIVA	(3,576)	(171)	(3.0)
(174,587)	FRONTLINE PLC REGISTERED SHS	(3,446)	703	(2.9)
(587,689)	ENERGY FUELS INC REGISTERED SHS	(3,303)	(107)	(2.8)
(318,742)	NEUREN PHARMACEUTICALS LTD REGISTERED SHS	(2,880)	(85)	(2.4)
(48,275)	REMY COINTREAU SA ACT	(2,789)	338	(2.3)
(402,946)	YELLOW CAKE PLC REGISTERED SHS	(2,729)	(173)	(2.3)
(263,989)	GENIUS SPORTS LIMITED REGISTERED SHS	(2,596)	(146)	(2.2)
(12,506)	KERING SA ACT	(2,546)	(160)	(2.1)
(91,365)	NATIONAL AUSTRALIA BANK LTD REGISTERED SHS	(2,315)	(51)	(1.9)
(994,492)	IDP EDUCATION LTD REGISTERED SHS	(2,310)	(89)	(1.9)
(168,497)	BURFORD CAPITAL LIMITED REGISTERED SHS	(2,120)	(199)	(1.8)
(63,400)	MONEY FORWARD INC.	(2,104)	(54)	(1.8)
(72,400)	SEIBU HOLDINGS INC.	(2,047)	(726)	(1.7)
(39,800)	SWCC CORP.	(1,875)	(218)	(1.6)
(34,222)	ERAMET SA ACT	(1,863)	20	(1.6)
(172,293)	STORA ENSO OYJ REGISTERED SHS -R-	(1,861)	(4)	(1.6)
(311,300)	ENERGY FUELS INC REGISTERED SHS	(1,752)	(43)	(1.5)
(1,034,424)	OXFORD NANOPORE TECHNOLOGIES PLC REGISTERED SHS	(1,717)	(221)	(1.4)
(43,844)	PORSCHE AUTOMOBIL HOLDING SE VORZ-INHABER-AKT STIM	(1,705)	(28)	(1.4)
(105,856)	WIZZ AIR HOLDINGS PLC REGISTERED SHS	(1,705)	130	(1.4)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Equity Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(139,400)	OSAKA SODA CO. LTD.	$(1,679)	$ (56)	(1.4)%
(630,088)	IPERIONX LIMITED REGISTERED SHS	(1,679)	(288)	(1.4)
(1,787,663)	INNOVIZ TECHNOLOGIES LTD REGISTERED SHS	(1,636)	(1,299)	(1.4)
(267,305)	WORLDLINE SA ACT	(1,535)	412	(1.3)
(613,809)	BOSS ENERGY LTD REGISTERED SHS	(1,520)	(364)	(1.3)
(55,500)	JMDC INC.	(1,500)	(32)	(1.3)
(490,258)	ENERGIX-RENEWABLE ENERGIES LTD REGISTERED SHS	(1,472)	(336)	(1.2)
(76,300)	MUSASHI SEIMITSU INDUSTRY CO. LTD.	(1,420)	(212)	(1.2)
(119,600)	YAHAGI CONSTRUCTION CO. LTD.	(1,407)	(4)	(1.2)
(62,812)	WESTPAC BANKING CORP REGISTERED SHS	(1,362)	(46)	(1.1)
(379,487)	OCADO GROUP PLC REGISTERED SHS	(1,359)	196	(1.1)
(14,000)	SHOCHIKU CO. LTD.	(1,338)	23	(1.1)
(483,037)	HEXATRONIC GROUP AB REGISTERED SHS	(1,316)	58	(1.1)
(2,384,889)	AUTOSTORE HOLDINGS LTD REGISTERED SHS REG S	(1,310)	(106)	(1.1)
(119,220)	AYVENS ACT	(1,236)	(105)	(1.0)
(516,886)	SILEX SYSTEMS LTD REGISTERED SHS	(1,232)	(202)	(1.0)
(70,936)	MANCHESTER UNITED PLC REGISTERED SHS -A-	(1,224)	(38)	(1.0)
(106,835)	THYSSENKRUPP NUCERA AG & CO. KGAA INHABER-AKT	(1,224)	(13)	(1.0)
(689,078)	HEXAGON COMPOSITES ASA REGISTERED SHS	(1,187)	(46)	(1.0)
(91,619)	GH RESEARCH PLC REGISTERED SHS	(1,169)	51	(1.0)
(56,600)	FUJI OIL CO. LTD.	(1,148)	34	(1.0)

Percentages are based on Net Assets of $3,634,557 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2025.

†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$61,716	$568,648	$(577,581)	$—	$—	$52,783	$1,206	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.8%
Austria — 0.1%
Financials — 0.1%
Erste Group Bank AG	15,780	$1,339

Brazil — 5.5%
Communication Services — 0.6%
Telefonica Brasil SA	401,844	2,282
TIM SA/Brazil	1,662,200	6,667
		8,949
Consumer Discretionary — 0.8%
C&A MODAS SA	475,400	1,726
Cyrela Brazil Realty SA Empreendimentos e Participacoes	294,800	1,412
Lojas Renner SA	582,279	2,094
MercadoLibre Inc *	711	1,858
Vibra Energia SA	1,429,288	5,693
		12,783
Consumer Staples — 1.2%
Ambev SA	536,800	1,307
Ambev SA ADR	413,410	996
Natura & Co Holding SA *	3,571,500	7,231
Raia Drogasil SA	1,707,300	4,739
Sendas Distribuidora S/A	1,323,800	2,748
		17,021
Energy — 0.4%
Petroleo Brasileiro SA	59,812	373
Petroleo Brasileiro SA ADR, Cl A	548,707	6,332
		6,705
Financials — 1.3%
Banco Bradesco SA ADR	822,184	2,541
BB Seguridade Participacoes SA	134,807	886
Itau Unibanco Holding SA ADR	1,960,750	13,313
Porto Seguro SA	55,228	557
StoneCo Ltd, Cl A *	109,608	1,758
		19,055
Health Care — 0.0%
Odontoprev	91,800	198

Industrials — 0.3%
Embraer SA ADR	45,571	2,593
WEG SA	288,700	2,261
		4,854
Information Technology — 0.1%
TOTVS SA	218,100	1,691

Materials — 0.2%
Vale SA	387,365	3,740

Utilities — 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo	189,362	4,150
CPFL Energia SA	427,195	3,186

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Equatorial Energia SA	248,700	$1,655
		8,991
Total Brazil		83,987
Canada — 0.2%
Materials — 0.2%
Pan American Silver Corp	89,766	2,549

Chile — 0.7%
Consumer Discretionary — 0.1%
Falabella SA	287,969	1,527

Financials — 0.5%
Banco de Chile	48,201,664	7,276

Utilities — 0.1%
Colbun SA	5,398,414	867
Enel Chile SA	14,735,884	1,089
Engie Energia Chile	318,440	443
		2,399
Total Chile		11,202
China — 24.0%
Communication Services — 5.1%
Baidu Inc ADR *	90,028	7,721
Baidu Inc, Cl A *	12,600	135
Hello Group Inc ADR	204,546	1,726
iQIYI Inc ADR *	1,093,410	1,935
JOYY Inc ADR	9,665	492
NetEase Inc	616,068	16,603
Tencent Holdings Ltd	775,700	49,982
Xinhua Winshare Publishing and Media, Cl H	109,500	159
		78,753
Consumer Discretionary — 7.2%
Alibaba Group Holding Ltd	3,075,800	43,541
BAIC Motor Corp Ltd, Cl H *	1,190,792	295
Bosideng International Holdings Ltd	1,151,746	683
BYD Co Ltd, Cl A	15,200	705
BYD Co Ltd, Cl H	318,600	4,961
China Meidong Auto Holdings Ltd	8,024,000	2,320
Fuyao Glass Industry Group Co Ltd, Cl A	72,100	574
Geely Automobile Holdings Ltd	2,718,463	5,549
Haier Smart Home Co Ltd, Cl A	2,537,400	7,291
JD.com Inc ADR	212,645	6,941
JD.com Inc, Cl A	327,963	5,356
Meituan, Cl B *	760,125	12,227
PDD Holdings Inc ADR *	19,072	1,996
Pop Mart International Group Ltd	220,732	7,520
TCL Electronics Holdings	358,857	438
Trip.com Group Ltd	41,067	2,405
Vipshop Holdings Ltd ADR	446,453	6,719
Zhejiang China Commodities City Group, Cl A	165,182	477
		109,998

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 1.4%
China Feihe Ltd	1,434,372	$1,046
Eastroc Beverage Group Co Ltd, Cl A	97,153	4,259
Foshan Haitian Flavouring & Food Co Ltd *	505,500	2,257
Foshan Haitian Flavouring & Food Co Ltd, Cl A	1,204,160	6,544
Giant Biogene Holding Co ltd	257,061	1,897
Kweichow Moutai Co Ltd, Cl A	6,400	1,260
Tingyi Cayman Islands Holding Corp	1,242,500	1,824
Weilong Delicious Global Holdings	718,843	1,330
		20,417
Financials — 4.5%
China CITIC Bank Corp Ltd, Cl H	5,546,000	5,287
China Construction Bank Corp, Cl H	1,643,079	1,663
China Everbright Bank Co Ltd, Cl H	377,818	189
China Life Insurance Co Ltd, Cl A	55,000	316
China Life Insurance Co Ltd, Cl H	2,178,689	5,257
China Merchants Securities Co Ltd, Cl A	147,107	361
China Pacific Insurance Group Co Ltd, Cl A	203,400	1,065
China Pacific Insurance Group Co Ltd, Cl H	500,441	1,722
China Reinsurance Group, Cl H	5,440,600	849
Far East Horizon Ltd	2,671,617	2,321
FinVolution Group ADR	157,124	1,490
GF Securities, Cl A	121,753	286
Guotai Junan Securities Co Ltd, Cl A	320,200	857
Hithink RoyalFlush Information Network, Cl A	11,297	431
Industrial & Commercial Bank of China Ltd, Cl H	10,998,709	8,734
New China Life Insurance Co Ltd, Cl A	158,300	1,294
New China Life Insurance Co Ltd, Cl H	372,664	2,041
Orient Securities Co Ltd/China, Cl A	157,100	212
People's Insurance Co Group of China Ltd/The, Cl A	784,200	954
People's Insurance Co Group of China Ltd/The, Cl H	10,927,367	8,341
PICC Property & Casualty Co Ltd, Cl H	3,638,038	7,069
Ping An Insurance Group Co of China Ltd, Cl H	1,773,372	11,320
Qifu Technology Inc ADR	81,863	3,550
Shenwan Hongyuan Group Co Ltd, Cl A	1,292,085	906
SY Holdings Group	134,600	202
		66,717
Health Care — 1.0%
3SBio Inc	1,122,510	3,393
Akeso Inc *	123,000	1,447
Beijing Tiantan Biological Products Corp Ltd, Cl A	141,460	379
Consun Pharmaceutical Group	293,211	423
Dong-E-E-Jiao Co Ltd, Cl E	26,800	196
Genertec Universal Medical Group	804,000	575
Guangzhou Kingmed Diagnostics Group Co Ltd, Cl A	1,052,289	4,195

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hubei Jumpcan Pharmaceutical Co Ltd, Cl A	42,200	$155
Jiangsu Hengrui Pharmaceuticals Co Ltd, Cl A	531,900	3,853
Jiangsu Yuyue Medical Equipment & Supply Co Ltd, Cl A	145,400	722
Sichuan Kelun Pharmaceutical Co Ltd, Cl A	58,994	296
		15,634
Industrials — 2.2%
Airtac International Group	95,310	2,838
Centre Testing International Group Co Ltd, Cl A	3,068,500	5,010
China Communications Services Corp Ltd, Cl H	3,903,872	2,119
CITIC Ltd	1,863,709	2,566
Contemporary Amperex Technology Co Ltd, Cl A	269,600	9,504
COSCO SHIPPING Holdings Co Ltd, Cl A	263,000	552
COSCO SHIPPING Holdings Co Ltd, Cl H	801,057	1,395
Goneo Group Co Ltd, Cl A	43,107	290
Lonking Holdings Ltd	1,308,400	352
Qingdao Port International Co Ltd, Cl H	931,300	781
Sany Heavy Industry, Cl A	184,300	462
SF Holding Co Ltd, Cl A	239,900	1,634
Shanghai Industrial Holdings Ltd	583,344	1,009
Shenzhen Envicool Technology Co Ltd, Cl A	470,081	1,950
Shenzhen International Holdings Ltd	20,929	21
Sinopec Engineering Group Co Ltd, Cl H	1,176,619	897
Yangzijiang Shipbuilding Holdings Ltd	550,216	959
Yutong Bus Co Ltd, Cl A	178,600	620
Zhejiang Sanhua Intelligent Controls, Cl A	290,600	1,071
Zoomlion Heavy Industry Science and Technology Co Ltd, Cl A	368,019	371
		34,401
Information Technology — 1.5%
AAC Technologies Holdings Inc	248,578	1,293
Anker Innovations Technology, Cl A	23,000	365
Cambricon Technologies, Cl A *	5,200	437
China Railway Signal & Communication Corp Ltd, Cl H	1,002,389	413
GDS Holdings, Cl A *	352,900	1,346
Hygon Information Technology Co Ltd, Cl A	42,200	833
WUS Printed Circuit Kunshan Co Ltd, Cl A	118,800	708
Xiaomi Corp, Cl B *	2,205,401	16,976
		22,371
Materials — 0.5%
Anhui Conch Cement Co Ltd, Cl A	62,800	188
Anhui Conch Cement Co Ltd, Cl H	1,245,422	3,173
China Hongqiao Group Ltd	1,203,043	2,770
Fufeng Group Ltd	1,991,347	1,750
Jinan Acetate Chemical	6,800	21
Yintai Gold Co Ltd, Cl A	56,600	150
Yunnan Yuntianhua Co Ltd, Cl A	134,600	413
		8,465

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 0.5%
China Overseas Land & Investment Ltd	656,000	$1,144
China Resources Land Ltd	1,562,000	5,318
Seazen Group Ltd *	1,454,254	433
		6,895
Utilities — 0.1%
Kunlun Energy Co Ltd	1,784,165	1,734
Total China		365,385
Colombia — 0.1%
Financials — 0.1%
Grupo Cibest SA ADR *	25,154	1,162

Egypt — 0.3%
Consumer Staples — 0.0%
Eastern Co SAE	946,000	572

Financials — 0.3%
Commercial International Bank - Egypt (CIB) GDR	2,527,435	4,300
Egyptian Financial Group-Hermes Holding *	186,991	99
U Consumer Finance *	56,199	10
		4,409
Total Egypt		4,981
Greece — 1.4%
Communication Services — 0.2%
Hellenic Telecommunications Organization SA	120,790	2,289

Consumer Discretionary — 0.3%
JUMBO SA	50,458	1,735
OPAP SA	104,887	2,370
		4,105
Financials — 0.7%
Alpha Bank SA *	932,298	3,272
Eurobank Ergasias Services and Holdings SA	2,334,990	8,014
National Bank of Greece SA	32,509	413
		11,699
Industrials — 0.2%
Danaos Corp	4,644	401
Metlen Energy & Metals SA	55,307	2,988
		3,389
Total Greece		21,482
Hong Kong — 1.7%
Consumer Staples — 0.4%
Chaoda Modern Agriculture Holdings *	102,809	3
Vitasoy International Holdings Ltd	1,828,000	2,140
WH Group Ltd	4,446,207	4,285
		6,428
Financials — 1.0%
AIA Group Ltd	1,196,800	10,841
Hong Kong Exchanges & Clearing Ltd	90,400	4,862
		15,703

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 0.3%
Sino Biopharmaceutical Ltd	6,007,605	$4,042

Information Technology — 0.0%
China High Precision Automation Group Ltd *(A)	1,385,624	61
Total Hong Kong		26,234
Hungary — 1.8%
Communication Services — 0.2%
Magyar Telekom Telecommunications PLC ADR	724,429	3,792

Energy — 0.3%
MOL Hungarian Oil & Gas PLC	569,426	4,942

Financials — 1.2%
OTP Bank Nyrt	221,770	17,661

Health Care — 0.1%
Richter Gedeon Nyrt	45,348	1,332
Total Hungary		27,727
India — 12.1%
Communication Services — 0.6%
Bharti Airtel Ltd	256,085	6,004
Indus Towers Ltd *	569,476	2,793
		8,797
Consumer Discretionary — 0.9%
Ceat	6,500	279
Dixon Technologies India	6,256	1,094
Hero MotoCorp Ltd	10,795	533
ITC Hotels Ltd *	133,802	347
Mahindra & Mahindra Ltd	18,075	671
Mahindra & Mahindra Ltd GDR	219,713	8,041
Maruti Suzuki India Ltd	13,579	1,964
MRF	126	209
Vishal Mega Mart Ltd *	1,068,267	1,668
		14,806
Consumer Staples — 0.7%
Britannia Industries Ltd	66,206	4,517
Gillette India Ltd	8,284	1,054
Marico Ltd	175,400	1,478
United Spirits Ltd	132,600	2,208
		9,257
Energy — 2.0%
Bharat Petroleum Corp Ltd	1,925,450	7,456
Great Eastern Shipping Co Ltd/The	139,039	1,588
Hindustan Petroleum Corp Ltd	384,713	1,966
Indian Oil Corp Ltd	945,700	1,621
Oil & Natural Gas Corp Ltd	2,274,268	6,477
Petronet LNG Ltd	1,574,372	5,544
Reliance Industries Ltd	350,981	6,143
		30,795
Financials — 4.0%
Aditya Birla Sun Life Asset Management	40,600	379

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank of Baroda	123,600	$359
Canara Bank	623,951	831
General Insurance Corp of India	284,295	1,275
HDFC Bank Ltd	185,128	4,322
HDFC Bank Ltd ADR	236,424	18,127
ICICI Bank Ltd	192,357	3,251
ICICI Bank Ltd ADR	444,300	14,946
L&T Finance Ltd	520,650	1,252
LIC Housing Finance Ltd	193,047	1,394
Life Insurance Corp of India	55,900	634
Manappuram Finance Ltd	171,056	550
Muthoot Finance Ltd	173,505	5,313
Nuvama Wealth Management Ltd	5,100	490
PNB Housing Finance Ltd *	53,600	694
REC Ltd	328,732	1,545
Sammaan Capital Ltd	211,700	352
SBI Cards & Payment Services Ltd	95,700	1,064
Shriram Finance	398,771	3,288
		60,066
Health Care — 0.9%
Ajanta Pharma Ltd	8,500	255
Apollo Hospitals Enterprise Ltd	24,584	2,077
Divi's Laboratories Ltd	38,500	3,059
Dr Reddy's Laboratories Ltd ADR	523,732	7,872
Sun Pharmaceutical Industries Ltd	91,126	1,781
		15,044
Industrials — 0.4%
Ashok Leyland Ltd	855,403	2,504
eClerx Services Ltd	12,400	506
InterGlobe Aviation Ltd *	8,033	560
IRB Infrastructure Developers Ltd	3,251,350	1,882
Mazagon Dock Shipbuilders	37,717	1,427
Nava	43,000	304
		7,183
Information Technology — 1.1%
HCL Technologies Ltd	159,585	3,218
Infosys Ltd	96,971	1,812
Infosys Ltd ADR	429,594	7,960
Redington Ltd	250,000	949
Tech Mahindra Ltd	123,829	2,437
		16,376
Materials — 1.2%
Castrol India	274,132	709
Chambal Fertilisers and Chemicals Ltd	219,600	1,448
Coromandel International Ltd	158,350	4,628
Deepak Fertilisers & Petrochemicals	19,800	394
EID Parry India *	30,501	395
GHCL Ltd	44,143	315
Hindalco Industries Ltd	152,306	1,232
Hindustan Zinc Ltd	87,988	463
Jindal Saw Ltd	104,557	294
National Aluminium Co Ltd	825,200	1,860
NMDC Ltd	1,899,709	1,552

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UltraTech Cement Ltd	7,155	$1,009
Vedanta Ltd	640,797	3,450
Welspun	83,100	897
		18,646
Real Estate — 0.1%
Phoenix Mills Ltd/The	90,232	1,644

Utilities — 0.2%
Mahanagar Gas Ltd	47,000	813
Power Grid Corp of India Ltd	412,214	1,441
PTC India	79,400	167
		2,421
Total India		185,035
Indonesia — 2.1%
Consumer Staples — 0.2%
Indofood Sukses Makmur Tbk PT	6,284,414	3,147
Japfa Comfeed Indonesia	4,919,100	459
		3,606
Financials — 1.1%
Bank Central Asia Tbk PT	16,147,000	8,631
Bank Rakyat Indonesia Persero Tbk PT	29,617,228	6,829
Bank Syariah Indonesia Tbk PT	9,234,300	1,469
		16,929
Health Care — 0.4%
Kalbe Farma Tbk PT	64,018,900	6,021

Industrials — 0.3%
Astra International Tbk PT	15,042,845	4,172

Utilities — 0.1%
Perusahaan Gas Negara Tbk PT	12,011,000	1,195
Total Indonesia		31,923
Japan — 0.3%
Consumer Staples — 0.3%
Unicharm Corp	577,000	4,154

Kuwait — 0.1%
Communication Services — 0.1%
Mobile Telecommunications Co KSCP	540,231	854

Consumer Discretionary — 0.0%
Humansoft Holding Co KSC	96,900	777
Total Kuwait		1,631
Luxembourg — 0.1%
Consumer Staples — 0.1%
ZABKA GROUP SA *	245,839	1,474

Macao — 0.1%
Consumer Discretionary — 0.1%
MGM China Holdings Ltd	954,800	1,570

Malaysia — 0.6%
Consumer Staples — 0.0%
United Plantations	88,150	461

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 0.3%
Public Bank Bhd	4,345,100	$4,448

Health Care — 0.1%
KPJ Healthcare Bhd	1,805,956	1,141

Industrials — 0.0%
My EG Services Bhd	2,504,089	565

Real Estate — 0.0%
Eco World Development Group	331,745	153
SP Setia Group	1,319,322	351
Sunway Real Estate Investment Trust ‡	1,181,000	590
		1,094
Utilities — 0.2%
Tenaga Nasional Bhd	646,837	2,210
Total Malaysia		9,919
Mexico — 2.2%
Consumer Staples — 1.3%
Arca Continental SAB de CV	37,530	395
BBB Foods Inc, Cl A *	35,130	975
Coca-Cola Femsa SAB de CV	398,520	3,834
Fomento Economico Mexicano SAB de CV ADR	18,430	1,898
Fomento Economico Mexicano SAB de CV	1,147,000	11,720
		18,822
Financials — 0.8%
Banco del Bajio SA	286,433	687
Gentera SAB de CV	485,400	1,029
Grupo Financiero Banorte SAB de CV, Cl O	1,019,628	9,293
Regional SAB de CV	279,600	2,294
		13,303
Health Care — 0.0%
Genomma Lab Internacional SAB de CV, Cl B	377,057	408

Materials — 0.1%
Cemex SAB de CV ADR	209,880	1,455
Total Mexico		33,988
Netherlands — 0.2%
Energy — 0.2%
SBM Offshore NV	94,297	2,484

New Zealand — 0.1%
Consumer Staples — 0.1%
a2 Milk Co Ltd/The	244,719	1,285

Peru — 0.1%
Financials — 0.1%
Intercorp Financial Services	23,500	896

Philippines — 0.7%
Communication Services — 0.1%
Converge Information and Communications Technology Solutions	2,668,600	923

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 0.0%
DigiPlus Interactive	765,700	$707

Consumer Staples — 0.1%
Puregold Price Club Inc	1,289,600	824

Financials — 0.2%
BDO Unibank Inc	814,074	2,208
Metropolitan Bank & Trust Co	618,679	796
		3,004
Industrials — 0.1%
Alliance Global Group Inc	2,047,705	328
GT Capital Holdings Inc	66,632	679
International Container Terminal Services Inc	238,628	1,740
		2,747
Utilities — 0.2%
Aboitiz Power	110,958	81
Manila Electric Co	236,960	2,265
		2,346
Total Philippines		10,551
Poland — 0.9%
Communication Services — 0.1%
CD Projekt SA	15,941	1,241

Financials — 0.4%
Alior Bank	80,978	2,123
KRUK SA	1,255	140
Powszechny Zaklad Ubezpieczen SA	211,019	3,680
		5,943
Materials — 0.1%
KGHM Polska Miedz SA *	47,027	1,679

Utilities — 0.3%
Enea SA *	362,120	1,960
PGE Polska Grupa Energetyczna SA *	938,600	2,964
		4,924
Total Poland		13,787
Portugal — 0.4%
Consumer Staples — 0.3%
Jeronimo Martins SGPS SA	180,615	4,557

Energy — 0.1%
Galp Energia SGPS SA, Cl B	121,169	2,210
Total Portugal		6,767
Qatar — 0.3%
Communication Services — 0.2%
Ooredoo QPSC	1,138,778	4,003

Energy — 0.0%
Gulf International Services QSC	362,873	319

Real Estate — 0.1%
Barwa Real Estate Co	1,408,700	1,074
Total Qatar		5,396

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Romania — 0.2%
Real Estate — 0.2%
NEPI Rockcastle NV	399,525	$3,034

Russia — 0.0%
Communication Services — 0.0%
Mobile TeleSystems PJSC	1,398,028	–

Energy — 0.0%
Gazprom PJSC *	279,264	–
Gazprom PJSC ADR	35,029	–
LUKOIL PJSC	109,206	–
Rosneft Oil Co PJSC (A)	230,389	–
Surgutneftegas PJSC ADR *	501,658	–
		–
Financials — 0.0%
Sberbank of Russia PJSC (A)	417,388	–
Sberbank of Russia PJSC ADR	58,444	–
		–
Materials — 0.0%
Alrosa PJSC (A)	605,728	–
Total Russia		–
Saudi Arabia — 1.0%
Communication Services — 0.4%
Etihad Etisalat Co	302,165	4,778
Saudi Telecom Co	61,011	692
		5,470
Consumer Discretionary — 0.0%
United Electronics Co	11,395	268

Energy — 0.3%
Saudi Arabian Oil Co	807,082	5,233

Financials — 0.1%
Riyad Bank	99,457	762

Health Care — 0.1%
National Medical Care Co	48,393	2,108

Materials — 0.1%
SABIC Agri-Nutrients Co	27,546	788

Real Estate — 0.0%
Arabian Centres Co	21,469	111
Total Saudi Arabia		14,740
Singapore — 0.2%
Communication Services — 0.2%
Sea Ltd ADR *	15,364	2,457

Financials — 0.0%
Yangzijiang Financial Holding Ltd	656,209	382
Total Singapore		2,839
South Africa — 4.8%
Communication Services — 0.2%
Telkom SA SOC Ltd *	80,500	245

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vodacom Group Ltd	437,100	$3,362
		3,607
Consumer Discretionary — 1.6%
Mr Price Group Ltd	20,930	261
Naspers Ltd, Cl N	72,235	22,453
Pepkor Holdings Ltd	1,016,300	1,559
Truworths International Ltd	143,814	578
		24,851
Consumer Staples — 0.9%
AVI Ltd	1,998,179	10,584
Clicks Group Ltd	120,379	2,511
Tiger Brands Ltd	3,766	68
		13,163
Financials — 1.4%
Absa Group Ltd	458,859	4,550
Capitec Bank Holdings Ltd	26,826	5,343
Discovery Ltd	186,771	2,262
Momentum Group Ltd	1,490,445	2,876
Nedbank Group Ltd	378,733	5,180
Sanlam Ltd	425,138	2,122
		22,333
Health Care — 0.1%
Life Healthcare Group Holdings Ltd	1,226,200	985

Information Technology — 0.0%
DataTec Ltd	69,035	254

Materials — 0.3%
Harmony Gold Mining Co Ltd	89,300	1,238
Impala Platinum Holdings Ltd *	368,140	3,295
Kumba Iron Ore Ltd	38,911	624
Omnia Holdings Ltd	56,358	252
		5,409
Real Estate — 0.3%
Hyprop Investments Ltd ‡	440,327	1,061
Redefine Properties Ltd ‡	1,456,639	376
Resilient REIT Ltd ‡	349,879	1,186
Vukile Property Fund Ltd ‡	728,129	805
		3,428
Total South Africa		74,030
South Korea — 11.7%
Communication Services — 0.6%
Krafton Inc *	12,301	3,303
KT Corp ADR	97,375	2,023
KT Corp	3,891	159
LG Uplus Corp	294,340	3,116
NAVER Corp	10,098	1,961
		10,562
Consumer Discretionary — 2.4%
Coway Co Ltd	79,718	5,696
DoubleUGames Co Ltd	4,400	186
Hankook Tire & Technology Co Ltd	102,330	3,006
Hyundai Department Store Co Ltd	9,288	520

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hyundai Mobis Co Ltd	19,957	$4,234
Kia Corp	231,935	16,596
LG Electronics Inc	85,041	4,638
Youngone Corp	23,095	1,079
		35,955
Consumer Staples — 0.4%
Cosmax Inc	13,725	2,833
KT&G Corp	19,601	1,850
Orion Corp/Republic of Korea	15,700	1,263
		5,946
Financials — 2.5%
BNK Financial Group Inc	91,800	845
Hana Financial Group Inc	284,702	18,135
Hyundai Marine & Fire Insurance Co Ltd *	16,527	324
Industrial Bank of Korea	222,682	3,008
JB Financial Group Co Ltd	42,100	640
Kakaopay *	18,789	1,068
KB Financial Group Inc	19,611	1,612
Korea Investment Holdings Co Ltd	31,254	3,225
NH Investment & Securities Co Ltd	34,141	505
Samsung Fire & Marine Insurance Co Ltd	3,765	1,207
Samsung Securities Co Ltd	22,434	1,220
Shinhan Financial Group Co Ltd	14,100	639
Woori Financial Group Inc	315,683	5,253
		37,681
Health Care — 0.1%
Samsung Biologics Co Ltd *	2,410	1,768
Seegene Inc	7,155	175
		1,943
Industrials — 2.5%
DL E&C	20,200	773
Doosan Enerbility Co Ltd *	26,092	1,322
GS Holdings Corp	30,626	1,056
HD Korea Shipbuilding & Offshore Engineering Co Ltd	4,268	1,153
Hyundai Glovis Co Ltd	36,009	3,585
Hyundai Rotem Co Ltd	40,071	5,815
Korean Air Lines Co Ltd	72,547	1,226
LG Corp	97,734	5,750
LG International	9,414	217
Samsung E&A Co Ltd	41,200	673
Samsung Heavy Industries *	167,194	2,067
SK Holdings Co Ltd	13,890	2,098
SK Square Co Ltd *	86,545	11,632
		37,367
Information Technology — 3.1%
Samsung Electronics Co Ltd	703,205	31,097
SK Hynix Inc	74,340	16,019
		47,116
Materials — 0.1%
LG Chem Ltd	11,340	1,771
Total South Korea		178,341

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Taiwan — 15.8%
Consumer Discretionary — 0.3%
Fusheng Precision Co Ltd	117,235	$1,192
Nien Made Enterprise Co Ltd	72,186	1,006
Pou Chen Corp	982,055	1,041
		3,239
Consumer Staples — 1.1%
Uni-President Enterprises Corp	5,797,795	16,071

Financials — 0.7%
Cathay Financial Holding Co Ltd	367,880	792
CTBC Financial Holding Co Ltd	5,284,000	7,908
Fubon Financial Holding Co Ltd	399,776	1,197
		9,897
Industrials — 0.5%
Acter Group Corp Ltd	96,147	1,309
China Airlines	1,067,000	788
CyberPower Systems	41,672	370
Eva Airways Corp	2,672,534	3,648
Evergreen Marine Corp Taiwan Ltd	148,237	1,010
		7,125
Information Technology — 13.2%
Accton Technology Corp	144,100	3,602
Advantech Co Ltd	873,720	10,136
Alchip Technologies Ltd	17,000	1,803
Arcadyan Technology Corp	22,000	151
Asia Vital Components Co Ltd	104,000	2,656
Asustek Computer Inc	176,334	3,898
Catcher Technology Co Ltd	264,467	1,920
Chipbond Technology Corp	140,100	256
Chroma ATE Inc	194,000	2,937
Delta Electronics Inc	470,781	6,662
Elite Material Co Ltd	25,110	759
Gold Circuit Electronics	234,000	2,365
Hon Hai Precision Industry Co Ltd	394,000	2,174
King Slide Works	33,300	2,318
Largan Precision Co Ltd	79,838	6,520
Macronix International Co Ltd *	1,896,000	1,379
MediaTek Inc	265,923	11,395
Micro-Star International Co Ltd	223,000	1,096
Pixart Imaging	46,191	363
Posiflex Technology	16,100	160
Primax Electronics Ltd	265,600	663
Realtek Semiconductor Corp	248,024	4,817
Simplo Technology Co Ltd	26,861	354
Taiwan Semiconductor Manufacturing Co Ltd	3,179,974	116,290
Taiwan Semiconductor Manufacturing Co Ltd ADR	77,884	17,640
Topco Scientific Co Ltd	58,994	555
Universal Microwave Technology Inc	100,000	1,228
		204,097

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 0.0%
Nan Pao Resins Chemical Co Ltd	33,764	$346
Total Taiwan		240,775
Thailand — 1.3%
Communication Services — 0.3%
Advanced Info Service PCL NVDR	464,100	3,978

Energy — 0.3%
PTT Exploration & Production PCL NVDR	1,139,460	3,840

Financials — 0.7%
Kasikornbank PCL NVDR	1,888,200	8,919
Krung Thai Bank PCL NVDR	2,259,630	1,482
Thanachart Capital PCL NVDR	414,118	583
		10,984
Real Estate — 0.0%
CPN Retail Growth Leasehold REIT ‡	433,900	146
Supalai PCL NVDR	456,038	204
		350
Utilities — 0.0%
Electricity Generating PCL NVDR	81,461	253
Total Thailand		19,405
Turkey — 0.7%
Communication Services — 0.0%
Turkcell Iletisim Hizmetleri AS	221,406	536

Energy — 0.0%
Turkiye Petrol Rafinerileri AS	91,000	320

Financials — 0.4%
Akbank TAS	341,912	586
Haci Omer Sabanci Holding AS	1,439,773	3,245
Turkiye Garanti Bankasi AS	385,148	1,308
Turkiye Is Bankasi AS, Cl C	3,249,040	1,091
Yapi ve Kredi Bankasi AS *	496,042	395
		6,625
Industrials — 0.2%
Turk Hava Yollari AO	301,871	2,152

Real Estate — 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS ‡	1,419,611	643
Total Turkey		10,276
United Arab Emirates — 2.3%
Communication Services — 0.2%
Emirates Telecommunications Group Co PJSC	470,819	2,256

Consumer Discretionary — 0.1%
Talabat Holding PLC	2,215,474	808

Financials — 0.3%
Abu Dhabi Commercial Bank PJSC	188,887	693
Abu Dhabi Islamic Bank PJSC	301,900	1,768
Dubai Islamic Bank PJSC	593,723	1,466

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Emirates NBD Bank PJSC	267,354	$1,660
		5,587
Industrials — 0.1%
Air Arabia PJSC	1,888,250	1,763
Parkin PJSC	213,000	377
		2,140
Real Estate — 1.6%
Aldar Properties PJSC	1,284,143	3,120
Emaar Development PJSC	810,214	2,983
Emaar Properties PJSC	4,837,823	17,945
		24,048
Total United Arab Emirates		34,839
United Kingdom — 1.0%
Consumer Staples — 0.9%
Unilever PLC	237,091	14,444

Materials — 0.1%
Anglogold Ashanti	22,667	1,033
Total United Kingdom		15,477
United States — 0.3%
Information Technology — 0.2%
EPAM Systems Inc *	13,877	2,454

Materials — 0.1%
Titan Cement International SA	31,799	1,434
Total United States		3,888
Vietnam — 0.4%
Real Estate — 0.4%
Vinhomes JSC *	2,191,500	6,441

Total Common Stock
(Cost $1,116,408) ($ Thousands)		1,460,993

PREFERRED STOCK — 2.1%
Brazil — 1.2%
Energy — 0.3%
Petroleo Brasileiro SA(B)	930,537	5,348
Financials — 0.9%
Banco Bradesco SA (B)	2,248,900	6,927
Itausa SA(B)	2,685,194	5,387
		12,314
Materials — 0.0%
Bradespar SA(B)	178,863	516
Total Brazil		18,178
South Korea — 0.9%
Consumer Discretionary — 0.4%
Hyundai Motor Co (B)	45,807	5,305
LG Electronics Inc(B)	38,776	1,047
		6,352
Information Technology — 0.4%
Samsung Electronics Co Ltd(B)	180,745	6,631

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Equity Fund (Continued)

Description	Shares		Market Value ($ Thousands)
PREFERRED STOCK (continued)
Materials — 0.1%
LG Chem Ltd(B)		11,805	$932
Total South Korea			13,915
Total Preferred Stock
(Cost $34,456) ($ Thousands)			32,093

		Number of Rights
RIGHTS — 0.0%
South Korea — 0.0%
Hanwha Aerospace Co, Expires 07/02/2025 *		22	4
Total Rights
(Cost $—) ($ Thousands)			4

	Face Amount (Thousands)
DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale SA, Ser 1997
1.641%, 03/31/2174 (C)(D)	BRL	8	1

Total Debenture Bond
(Cost $—) ($ Thousands)			1

	Shares
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†		10,130,243	10,130
Total Cash Equivalent
(Cost $10,130) ($ Thousands)			10,130
Total Investments in Securities — 98.6%
(Cost $1,160,994) ($ Thousands)			$1,503,221

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
MSCI Emerging Markets	92	Sep-2025	$5,522	$5,674	$152

Percentages are based on Net Assets of $1,525,118 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2025.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	No interest rate available.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Equity Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$15,496	$204,504	$(209,870)	$—	$—	$10,130	$461	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 92.8%
Australia — 3.3%
Amcor UK Finance
3.950%, 05/29/2032	EUR	650	$774
Australia Government Bond
4.500%, 04/21/2033	AUD	929	633
4.250%, 03/21/2036		325	214
3.500%, 12/21/2034		796	497
3.250%, 06/21/2039		649	374
3.000%, 03/21/2047		627	314
2.750%, 05/21/2041		1,200	629
2.500%, 05/21/2030		3,005	1,884
2.250%, 05/21/2028		2,640	1,682
1.750%, 06/21/2051		4,018	1,428
NBN MTN
4.375%, 03/15/2033	EUR	380	477
New South Wales Treasury
4.750%, 02/20/2035	AUD	878	573
2.000%, 03/08/2033		1,010	555
Queensland Treasury
3.250%, 05/21/2035(A)	EUR	195	229
South Australian Government Financing Authority
4.750%, 05/24/2038	AUD	1,002	626
Treasury Corp of Victoria MTN
2.000%, 11/20/2037		2,435	1,120
			12,009

Austria — 0.6%
Republic of Austria Government Bond (A)
4.150%, 03/15/2037	EUR	519	668
3.450%, 10/20/2030		283	349
2.950%, 02/20/2035		499	585
1.850%, 05/23/2049		497	429
			2,031

Belgium — 1.8%
Anheuser-Busch InBev MTN
3.950%, 03/22/2044		320	368
FLUVIUS System Operator MTN
3.875%, 05/02/2034		400	478
Kingdom of Belgium Government Bond
4.250%, 03/28/2041(A)		30	38
3.750%, 06/22/2045		378	445
3.500%, 06/22/2055(A)		406	438
3.450%, 06/22/2043(A)		288	328
3.100%, 06/22/2035(A)		2,220	2,592
3.000%, 06/22/2034(A)		575	674
2.850%, 10/22/2034(A)		34	39
2.700%, 10/22/2029(A)		271	323
2.600%, 10/22/2030(A)		460	542
1.600%, 06/22/2047(A)		41	32
0.800%, 06/22/2027(A)		210	241
			6,538

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Brazil — 0.1%
Nexa Resources
6.750%, 04/09/2034(A)		$200	$209
OEC Finance
7.125%cash/0% PIK, 12/26/2046(B)		204	1
4.375%cash/0% PIK, 10/25/2029		125	1
Raizen Fuels Finance
6.450%, 03/05/2034(A)		200	200
			411

Canada — 5.2%
Alimentation Couche-Tard
4.011%, 02/12/2036	EUR	234	271
Canada Government International Bond
4.625%, 04/30/2029		$270	278
Canada Housing Trust No. 1
2.100%, 09/15/2029(A)	CAD	1,225	870
Canadian Government Bond
4.000%, 06/01/2041		523	409
3.250%, 06/01/2035		578	422
3.000%, 06/01/2034		490	353
2.750%, 03/01/2030		1,775	1,296
2.750%, 06/01/2033		188	134
2.500%, 12/01/2032		961	676
2.250%, 06/01/2029		2,713	1,952
2.000%, 12/01/2051		1,579	846
1.750%, 12/01/2053		737	365
1.500%, 06/01/2026		1,133	822
1.250%, 03/01/2027		1,274	914
Canadian Imperial Bank of Commerce
4.508%, SOFRRATE + 0.930%, 09/11/2027 (C)		$355	356
CDP Financial
1.125%, 04/06/2027(A)	EUR	559	644
CPPIB Capital MTN
5.200%, 03/04/2034	AUD	274	186
0.250%, 04/06/2027	EUR	857	974
OMERS Finance Trust (A)
5.500%, 11/15/2033		$284	300
4.000%, 04/20/2028		250	250
3.125%, 01/25/2029	EUR	250	299
Ontario Teachers' Finance Trust MTN
0.100%, 05/19/2028		143	157
Province of Alberta Canada
3.375%, 04/02/2035		100	119
Province of British Columbia Canada
2.950%, 12/18/2028	CAD	1,653	1,216
Province of British Columbia Canada MTN
5.250%, 05/23/2034	AUD	380	256
Province of Manitoba Canada MTN
4.850%, 08/28/2034		119	78
Province of Ontario Canada
4.700%, 06/02/2037	CAD	570	443
4.650%, 06/02/2041		540	411

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.900%, 12/02/2046	CAD	1,419	$821
2.800%, 06/02/2048		1,540	863
Province of Quebec Canada
6.250%, 06/01/2032		720	617
3.500%, 12/01/2048		635	399
Province of Quebec Canada MTN
5.250%, 05/02/2034	AUD	752	507
PSP Capital
5.250%, 02/27/2035		373	251
3.250%, 07/02/2034(A)	EUR	250	294
			19,049

Chile — 0.1%
Nacional del Cobre de Chile
5.950%, 01/08/2034(A)		$295	301

China — 10.9%
Bank of China MTN
3.200%, 10/18/2025	CNY	43,100	6,107
China Development Bank
4.300%, 08/02/2032		4,000	645
China Development Bank MTN
2.600%, 04/23/2029		7,510	1,079
China Government Bond
3.810%, 09/14/2050		12,450	2,370
3.120%, 10/25/2052		24,050	4,168
2.850%, 06/04/2027		20,410	2,928
2.600%, 09/15/2030		20,620	3,023
2.550%, 10/15/2028		34,750	5,018
2.350%, 02/25/2034		26,550	3,896
2.110%, 08/25/2034		3,400	491
1.910%, 07/15/2029		6,970	987
1.850%, 05/15/2027		14,740	2,074
1.740%, 10/15/2029		2,240	316
CNPC Global Capital
2.600%, 01/25/2026		11,940	1,672
Industrial & Commercial Bank of China MTN
3.200%, 10/25/2025		34,000	4,765
			39,539

Colombia — 1.7%
Colombian TES
7.750% 09/18/2030	COP	1,622,900	342
7.000%, 03/26/2031		1,776,000	350
6.000%, 04/28/2028		23,991,200	5,271
5.750%, 11/03/2027		760,200	171
			6,134

Czechia — 0.2%
Czech Republic Government Bond
3.500%, 05/30/2035	CZK	1,290	58
1.950%, 07/30/2037		1,330	49
1.500%, 04/24/2040		2,920	93
1.200%, 03/13/2031		9,080	373
			573

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Denmark — 0.1%
Denmark Government Bond
4.500%, 11/15/2039	DKK	1,533	$291

Finland — 0.1%
Finland Government Bond (A)
3.000%, 09/15/2035	EUR	287	336
2.950%, 04/15/2055		130	135
			471

France — 5.1%
Banque Federative du Credit Mutuel
3.875%, EUSA5 + 2.200%, 06/16/2032 (C)		300	358
Banque Federative du Credit Mutuel MTN
3.750%, 02/03/2034		300	356
BNP Paribas
5.176%, SOFRRATE + 1.520%, 01/09/2030 (A)(C)		$390	398
BNP Paribas MTN
4.750%, EUR003M + 1.600%, 11/13/2032 (C)	EUR	600	755
BPCE
2.125%, EUSA5 + 2.050%, 10/13/2046 (C)		1,400	1,437
1.000%, 01/20/2026(A)		$950	932
BPCE MTN
4.125%, EUR003M + 1.450%, 03/08/2033 (C)	EUR	1,100	1,328
Credit Agricole MTN
6.500%, EUAMDB05 + 4.207% (C)(D)		400	493
Credit Agricole Assurances
4.750%, 09/27/2048(C)		200	246
Electricite de France MTN
7.500%, EUSA5 + 4.860% (C)(D)		600	775
5.875%, BPISDS15 + 3.323% (C)(D)	GBP	400	536
4.625%, 01/25/2043	EUR	900	1,046
Engie MTN
4.500%, 09/06/2042		300	361
French Republic Government Bond OAT (A)
3.600%, 05/25/2042		1,439	1,662
3.250%, 05/25/2055		1,268	1,287
3.000%, 11/25/2034		185	213
2.750%, 02/25/2029		719	856
2.750%, 02/25/2030		269	319
2.500%, 09/24/2026		112	132
2.500%, 09/24/2027		2,027	2,403
1.750%, 06/25/2039		197	186
0.750%, 05/25/2053		623	338
0.500%, 05/25/2040		668	503
Indigo Group SAS
4.500%, 04/18/2030		300	370
TDF Infrastructure SASU
5.625%, 07/21/2028		700	875

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Ubisoft Entertainment
0.878%, 11/24/2027	EUR	500	$527
			18,692

Germany — 4.3%
Bayer
7.000%, EUSA5 + 3.896%, 09/25/2083 (C)		400	503
Bundesobligation
2.500%, 10/11/2029		2,185	2,606
0.000%, 10/09/2026(E)		378	434
Bundesrepublik Deutschland Bundesanleihe
2.600%, 05/15/2041		77	87
2.500%, 02/15/2035		1,552	1,807
2.500%, 07/04/2044		475	519
2.200%, 02/15/2034		2,417	2,767
1.800%, 08/15/2053		201	180
0.000%, 08/15/2050(E)		1,350	748
0.000%, 08/15/2052(E)		50	26
Commerzbank
6.500%(C)(D)		400	495
Commerzbank MTN
7.875%, EUAMDB05 + 5.129% (C)(D)		200	261
Deutsche Bank
5.000%, EUR003M + 2.950%, 09/05/2030 (C)		300	375
Deutsche Bank MTN
1.750%, 11/19/2030(C)		900	990
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	207,000	1,617
Mercedes-Benz Finance North America
5.375%, 11/26/2025(A)		$290	291
Robert Bosch GmbH MTN
4.375%, 06/02/2043	EUR	200	237
Sartorius Finance BV
4.875%, 09/14/2035		200	251
Siemens Financieringsmaatschappij
3.625%, 02/22/2044		100	112
3.375%, 02/22/2037		600	691
Volkswagen International Finance
3.875%(C)(D)		200	225
Wintershall Dea Finance 2 BV
3.000%(C)(D)		500	551
			15,773

Greece — 0.1%
Hellenic Republic Government Bond
3.625%, 06/15/2035(A)		344	415

Hungary — 0.1%
Hungary Government Bond
7.000%, 10/24/2035	HUF	25,180	74
4.750%, 11/24/2032		18,630	48
4.500%, 03/23/2028		115,200	323

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.000%, 10/27/2038	HUF	4,830	$9
2.000%, 05/23/2029		3,270	8
			462

Iceland — 0.3%
Iceland Rikisbref
6.500%, 01/24/2031	ISK	117,539	935

Indonesia — 2.0%
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	7,551,000	515
8.375%, 03/15/2034		32,882,000	2,250
7.500%, 06/15/2035		2,305,000	151
7.375%, 05/15/2048		11,760,000	747
7.000%, 09/15/2030		10,814,000	683
6.750%, 07/15/2035		5,431,000	337
6.625%, 02/15/2034		4,177,000	257
6.500%, 02/15/2031		11,940,000	737
6.375%, 08/15/2028		17,914,000	1,108
5.500%, 04/15/2026		5,497,000	337
			7,122

Ireland — 0.1%
Ireland Government Bond
3.150%, 10/18/2055	EUR	149	162
0.113%, 10/18/2031		364	365
			527

Israel — 0.0%
Israel Government Bond - Fixed
1.000%, 03/31/2030	ILS	593	154

Italy — 4.7%
ASTM MTN
2.375%, 11/25/2033	EUR	620	647
Autostrade per l'Italia
2.000%, 01/15/2030		545	608
Autostrade per l'Italia MTN
2.250%, 01/25/2032		720	783
Intesa Sanpaolo MTN
4.875%, 05/19/2030		275	350
Italy Buoni Poliennali Del Tesoro
5.000%, 09/01/2040(A)		961	1,280
4.300%, 10/01/2054(A)		541	637
4.100%, 04/30/2046(A)		222	264
3.850%, 02/01/2035		180	220
3.850%, 10/01/2040(A)		1,960	2,292
3.500%, 03/01/2030(A)		475	582
3.350%, 07/01/2029		3,796	4,605
3.100%, 08/28/2026		763	907
2.500%, 12/01/2032		449	508
2.450%, 09/01/2033(A)		625	698
2.000%, 02/01/2028		604	707
1.450%, 03/01/2036(A)		477	459
0.950%, 06/01/2032		1,122	1,153

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
UniCredit
3.127%, H15T1Y + 1.550%, 06/03/2032 (A)(C)		$305	$276
			16,976

Japan — 15.0%
Development Bank of Japan
2.300%, 03/19/2026	JPY	150,000	1,051
East Japan Railway MTN
3.533%, 09/04/2036	EUR	330	384
Japan Government Forty Year Bond
2.200%, 03/20/2064	JPY	282,600	1,571
1.400%, 03/20/2055		430,350	2,136
1.000%, 03/20/2062		301,050	1,161
Japan Government Ten Year Bond
0.900%, 09/20/2034		87,900	584
0.500%, 12/20/2032		617,550	4,068
0.100%, 09/20/2027		413,350	2,821
0.100%, 12/20/2031		277,950	1,805
Japan Government Thirty Year Bond
2.400%, 03/20/2055		168,800	1,072
2.300%, 03/20/2040		689,850	4,957
2.300%, 12/20/2054		146,350	909
2.100%, 09/20/2054		89,050	529
1.800%, 09/20/2053		261,000	1,460
1.800%, 03/20/2054		40,000	222
0.800%, 09/20/2047		126,100	624
0.700%, 12/20/2051		241,000	1,033
0.400%, 12/20/2049		455,650	1,908
Japan Government Thirty Year Bond, Ser 29
2.400%, 09/20/2038		50,650	373
Japan Government Thirty Year Bond, Ser 30
2.300%, 03/20/2039		134,600	976
Japan Government Thirty Year Bond, Ser 36
2.000%, 03/20/2042		274,450	1,854
Japan Government Twenty Year Bond
1.800%, 09/20/2031		361,600	2,613
1.700%, 06/20/2033		475,200	3,407
1.400%, 09/20/2034		263,300	1,826
0.900%, 06/20/2042		489,800	2,776
0.500%, 09/20/2036		284,050	1,743
0.200%, 06/20/2036		89,650	535
Japan Government Twenty Year Bond, Ser 144
1.500%, 03/20/2033		8,300	59
Japan Treasury Discount Bill
0.000%, 07/14/2025(F)(G)		402,900	2,789
0.000%, 08/04/2025(F)(G)		400,000	2,768
0.000%, 08/18/2025(F)(G)		600,000	4,151
NTT Finance
1.162%, 04/03/2026(A)		$345	336
			54,501

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Luxembourg — 0.3%
Eurofins Scientific
4.750%, 09/06/2030	EUR	660	$816
JAB Holdings BV
4.750%, 06/29/2032		300	373
			1,189

Malaysia — 1.9%
Malaysia Government Bond
4.642%, 11/07/2033	MYR	242	62
4.457%, 03/31/2053		182	46
4.392% 04/15/2026		2,422	581
4.232%, 06/30/2031		2,295	569
4.065%, 06/15/2050		657	158
3.955%, 09/15/2025		2,627	625
3.906%, 07/15/2026		2,953	708
3.885%, 08/15/2029		3,948	959
3.828%, 07/05/2034		3,266	793
3.757%, 05/22/2040		1,066	254
3.733%, 06/15/2028		1,992	481
3.582%, 07/15/2032		459	110
3.519%, 04/20/2028		1,557	373
3.502% 05/31/2027		3,247	777
2.632%, 04/15/2031		1,040	237
			6,733

Mexico — 4.3%
Mexican Bonos
8.500%, 02/28/2030	MXN	2,733	143
8.000%, 11/07/2047		30,857	1,360
8.000%, 07/31/2053		31,380	1,369
7.750%, 11/23/2034		39,656	1,917
7.750%, 11/13/2042		35,367	1,553
7.500% 06/03/2027		18,731	980
Mexican Bonos, Ser M20
7.750% 05/29/2031		13	1
Mexican Bonos, Ser M30
10.000% 11/20/2036		34,036	1,893
8.500%, 11/18/2038		6,240	304
Mexico Government International Bond
4.000%, 03/15/2115	EUR	2,530	1,962
Petroleos Mexicanos
6.700%, 02/16/2032		$57	53
4.750%, 02/26/2029	EUR	3,681	4,124
			15,659

Netherlands — 1.3%
Cooperatieve Rabobank UA
4.375%(C)(D)		200	234
Cooperatieve Rabobank UA MTN
4.625%, EUR003M + 1.550%, 01/27/2028 (C)		200	243
1.250%, 05/31/2032		300	318
CTP
4.250%, 03/10/2035		160	184

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Nederlandse Waterschapsbank MTN
0.000%, 11/16/2026(E)	EUR	432	$493
Netherlands Government Bond (A)
4.000%, 01/15/2037		236	307
2.500%, 01/15/2030		188	223
2.500%, 01/15/2033		793	926
2.500%, 07/15/2034		79	91
0.240%, 01/15/2038		1,554	1,257
0.000%, 07/15/2030(E)		256	268
			4,544

New Zealand — 2.3%
New Zealand Government Bond
5.000%, 05/15/2054	NZD	38	22
4.500%, 04/15/2027		2,513	1,556
4.500%, 05/15/2030		2,452	1,529
4.500%, 05/15/2035		324	196
3.500%, 04/14/2033		291	167
3.000%, 04/20/2029		813	481
2.750%, 04/15/2037		349	174
1.750%, 05/15/2041		231	91
1.500%, 05/15/2031		191	101
0.250%, 05/15/2028		2,725	1,508
New Zealand Government Inflation Linked Bond
2.500%, 09/20/2035		1,905	1,496
2.500%, 09/20/2040		722	531
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		803	496
			8,348

Norway — 1.6%
Norway Government Bond (A)
3.750%, 06/12/2035	NOK	1,252	123
3.625%, 04/13/2034		1,373	134
3.625%, 05/31/2039		845	82
2.125%, 05/18/2032		4,654	415
2.000%, 04/26/2028		2,624	249
1.750%, 02/17/2027		13,225	1,271
1.750%, 09/06/2029		7,731	710
1.500%, 02/19/2026		1,686	164
1.375%, 08/19/2030		12,778	1,130
1.250%, 09/17/2031		12,182	1,041
Var Energi
7.862%, EUAMDB05 + 4.765%, 11/15/2083 (C)	EUR	510	657
			5,976

Poland — 1.5%
Republic of Poland Government Bond
6.000%, 10/25/2033	PLN	3,028	873
5.000%, 10/25/2034		2,912	781
2.000%, 08/25/2036		14,359	3,779

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.750%, 04/25/2032	PLN	719	$160
			5,593

Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT (A)
3.875%, 02/15/2030	EUR	258	324
3.625%, 06/12/2054		139	157
3.000%, 06/15/2035		201	235
			716

Romania — 2.6%
Romania Government Bond
7.900%, 02/24/2038	RON	115	28
6.750%, 04/25/2035		305	67
6.300%, 04/26/2028		915	206
4.850%, 07/25/2029		955	201
4.750%, 10/11/2034		795	152
3.650%, 07/28/2025		1,540	355
Romanian Government International Bond
5.875%, 07/11/2032(A)	EUR	528	625
2.625%, 12/02/2040		2,340	1,709
Romanian Government International Bond MTN
5.625%, 02/22/2036		1,085	1,213
5.500%, 09/18/2028		580	708
3.875%, 10/29/2035		265	258
3.375%, 01/28/2050		1,030	729
2.750%, 04/14/2041		2,314	1,693
2.000%, 04/14/2033		1,229	1,106
1.750%, 07/13/2030		528	531
			9,581

Singapore — 0.2%
Singapore Government Bond
3.500%, 03/01/2027	SGD	390	315
2.875%, 09/01/2030		139	115
1.875%, 10/01/2051		157	112
			542

Slovak Republic — 0.1%
Slovakia Government Bond
4.000%, 10/19/2032	EUR	389	486

Slovenia — 0.2%
Slovenia Government Bond
1.250%, 03/22/2027		556	647

South Africa — 0.8%
Republic of South Africa Government Bond
8.875%, 02/28/2035	ZAR	42,829	2,248
8.250%, 03/31/2032		12,492	671
			2,919

South Korea — 0.8%
Korea Treasury Bond
3.500%, 06/10/2034	KRW	169,850	133

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.375%, 06/10/2032	KRW	570,570	$440
3.125%, 09/10/2027		990,430	745
2.000%, 06/10/2031		1,772,690	1,264
1.875%, 06/10/2029		450,460	325
			2,907

Spain — 3.6%
Banco Santander
0.250%, 07/10/2029	EUR	400	430
Banco Santander MTN
5.750%, EUSA5 + 2.850%, 08/23/2033 (C)		300	376
CaixaBank
1.250%, 01/11/2027		300	347
CaixaBank MTN
5.000%, EUR003M + 1.650%, 07/19/2029 (C)		200	249
Cepsa Finance MTN
4.125%, 04/11/2031		600	718
Spain Government Bond
6.000%, 01/31/2029		242	320
4.700%, 07/30/2041(A)		576	761
3.500%, 01/31/2041(A)		420	483
3.450%, 10/31/2034(A)		1,627	1,962
3.450%, 07/30/2043(A)		380	428
2.700%, 01/31/2030		2,129	2,526
2.400%, 05/31/2028		352	416
2.350%, 07/30/2033(A)		201	226
1.950%, 07/30/2030(A)		319	365
1.900%, 10/31/2052(A)		653	508
1.850%, 07/30/2035(A)		684	712
1.400%, 04/30/2028(A)		1,322	1,522
0.600%, 10/31/2029(A)		447	486
0.500%, 04/30/2030(A)		353	378
			13,213

Supra-National — 1.9%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	350,000	2,501
European Investment Bank
1.900%, 01/26/2026		50,000	349
European Union Bill
0.000%, 08/08/2025(F)(G)	EUR	2,100	2,460
International Bank for Reconstruction & Development MTN
4.200%, 04/21/2033	AUD	2,520	1,621
			6,931

Sweden — 0.2%
Sweden Government Bond
1.750%, 11/11/2033	SEK	2,375	242
Sweden Inflation Linked Bond
0.125%, 12/01/2027		2,615	462
			704

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Switzerland — 1.6%
Government of Switzerland
3.500%, 04/08/2033	CHF	1,664	$2,605
1.500%, 04/30/2042		316	451
Swisscom Finance BV MTN
3.500%, 11/29/2031	EUR	460	552
Tyco Electronics Group
3.250%, 01/31/2033		247	288
UBS Group
9.250%, H15T5Y + 4.745% (A)(C)(D)		$237	259
7.750%, EUAMDB01 + 4.950%, 03/01/2029 (C)	EUR	995	1,315
UBS Group MTN
4.625%, EUAMDB01 + 1.150%, 03/17/2028 (C)		265	322
			5,792

Thailand — 0.3%
Thailand Government Bond
4.675%, 06/29/2044	THB	2,840	123
2.400%, 11/17/2027		19,022	597
2.000%, 12/17/2031		1,865	59
1.875%, 06/17/2049		9,892	282
			1,061

United Kingdom — 6.2%
Barclays (D)
9.250%, BPSWS5 + 5.639% (C)	GBP	350	516
8.875%, GUKG5 + 6.955% (C)		210	303
Barclays MTN
5.262%, EUSA1 + 2.550%, 01/29/2034 (C)	EUR	250	323
Cadent Finance MTN
3.750%, 04/16/2033		390	460
0.750%, 03/11/2032		355	349
Centrica
6.500%, GUKG5 + 2.512%, 05/21/2055 (C)	GBP	350	485
Centrica MTN
4.375%, 03/13/2029		179	243
DS Smith MTN
4.500%, 07/27/2030	EUR	440	546
HSBC Holdings
6.364%, EUSA5 + 3.300%, 11/16/2032 (C)		249	314
Motability Operations Group MTN
4.250%, 06/17/2035		160	194
3.875%, 01/24/2034		220	262
National Grid MTN
4.275%, 01/16/2035		370	451
United Kingdom Gilt
4.500%, 09/07/2034	GBP	327	451
4.500%, 03/07/2035		195	267
4.500%, 12/07/2042		20	26
4.375%, 07/31/2054		2,057	2,442

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.250%, 06/07/2032	GBP	398	$550
4.250%, 07/31/2034		648	876
4.250%, 12/07/2049		393	466
4.125%, 07/22/2029		3,006	4,158
4.000%, 10/22/2063		921	1,005
3.750%, 03/07/2027		1,084	1,484
3.750%, 01/29/2038		129	160
3.500%, 01/22/2045		1,116	1,218
1.250%, 07/31/2051		3,049	1,827
0.500%, 01/31/2029		263	322
United Kingdom Inflation-Linked Gilt
1.125%, 09/22/2035		1,702	2,320
0.750%, 11/22/2033		462	657
			22,675

United States — 5.1%
Alphabet
3.375%, 05/06/2037	EUR	228	263
American Express
4.731%, SOFRRATE + 1.260%, 04/25/2029 (C)		$165	167
American National Group
6.000%, 07/15/2035		300	302
American Tower
1.300%, 09/15/2025		535	531
Amgen
5.150%, 03/02/2028		205	209
Aptiv Swiss Holdings
4.250%, 06/11/2036	EUR	291	339
AT&T
1.650%, 02/01/2028		$870	816
Bank of America
4.623%, SOFRRATE + 1.110%, 05/09/2029 (C)		280	282
Becton Dickinson
3.828%, 06/07/2032	EUR	291	349
Charter Communications Operating
4.800%, 03/01/2050		$630	504
Citadel Finance
5.900%, 02/10/2030(A)		1,000	1,010
Citigroup
4.113%, EUR003M + 1.582%, 04/29/2036 (C)	EUR	380	456
4.000%, H15T5Y + 3.597% (C)(D)		$71	70
Columbia Pipelines Holding
6.055%, 08/15/2026(A)		120	121
Comcast
0.000%, 09/14/2026(E)	EUR	450	514
Diamondback Energy
5.200%, 04/18/2027		$470	476
Energy Transfer
5.200%, 04/01/2030		55	56

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
First Citizens BancShares
6.254%, H15T5Y + 1.970%, 03/12/2040 (C)		$400	$398
Fiserv Funding ULC
4.000%, 06/15/2036	EUR	193	226
Ford Motor Credit
6.125%, 05/15/2028		205	259
Foundry JV Holdco
6.100%, 01/25/2036(A)		$610	631
Global Payments
4.875%, 03/17/2031	EUR	359	442
Hewlett Packard Enterprise
4.850%, 10/15/2031		$237	236
Huntington Bancshares
6.141%, H15T5Y + 1.700%, 11/18/2039 (C)		200	204
Intel
5.600%, 02/21/2054		406	373
4.875%, 02/10/2026		250	250
JPMorgan Chase
6.070%, SOFRRATE + 1.330%, 10/22/2027 (C)		230	235
Kroger
5.650%, 09/15/2064		122	116
Kyndryl Holdings
2.050%, 10/15/2026		455	441
Mars (A)
5.650%, 05/01/2045		190	191
5.000%, 03/01/2032		260	263
Medtronic
4.150%, 10/15/2043	EUR	428	506
4.150%, 10/15/2053		131	148
Medtronic Global Holdings SCA
1.125%, 03/07/2027		400	460
Morgan Stanley
4.813%, EUR003M + 1.762%, 10/25/2028 (C)		435	536
4.099%, EUR003M + 1.553%, 05/22/2036 (C)		260	312
3.790%, EUR003M + 1.037%, 03/21/2030 (C)		136	164
3.521%, EUR003M + 1.315%, 05/22/2031 (C)		300	358
0.406%, 10/29/2027(C)		370	423
MSD Netherlands Capital BV
3.750%, 05/30/2054		250	269
3.500%, 05/30/2037		190	220
New York Life Global Funding MTN
5.000%, 06/06/2029(A)		$369	377
ONEOK
4.250%, 09/24/2027		600	599
Pfizer Investment Enterprises Pte
4.450%, 05/19/2026		340	340

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Realty Income
5.125%, 07/06/2034	EUR	114	$146
3.875%, 06/20/2035		152	177
Reinsurance Group of America
6.650%, H15T5Y + 2.392%, 09/15/2055 (C)		$120	120
Royalty Pharma
5.900%, 09/02/2054		200	195
Santander Holdings USA
6.174%, SOFRRATE + 2.500%, 01/09/2030 (C)		199	207
Southern
5.500%, 03/15/2029		320	333
State Street
5.272%, 08/03/2026		225	227
Thermo Fisher Scientific Finance I BV
0.000%, 11/18/2025(E)	EUR	206	240
Veralto
5.500%, 09/18/2026		$335	339
4.150%, 09/19/2031	EUR	100	122
Verizon Communications
2.100%, 03/22/2028		$445	422
Wells Fargo
3.900%, H15T5Y + 3.453% (C)(D)		91	90
WP Carey
3.700%, 11/19/2034	EUR	218	248
Zions Bancorp
6.816%, SOFRRATE + 2.830%, 11/19/2035 (C)		$250	260
			18,568

Total Global Bonds
(Cost $338,181) ($ Thousands)			337,688

U.S. TREASURY OBLIGATIONS — 2.9%
U.S. Treasury Bill
4.263%, 07/29/2025 (G)		2,595	2,587
4.259%, 07/22/2025 (G)		3,722	3,713
U.S. Treasury Inflation Indexed Bonds
1.625%, 04/15/2030		2,073	2,104
U.S. Treasury Note
4.500%, 11/15/2054		572	545
3.125%, 08/15/2025		1,630	1,627

Total U.S. Treasury Obligations
(Cost $10,562) ($ Thousands)			10,576

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 0.0%
Non-Agency Mortgage-Backed Obligations — 0.0%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
7.305%, 09/25/2034(C)	$5	$5
JP Morgan Mortgage Trust, Ser 2004-A5, Cl 3A1
4.912%, 12/25/2034(C)	11	10

Total Mortgage-Backed Securities
(Cost $16) ($ Thousands)		15

Total Investments in Securities — 95.7%
(Cost $348,759) ($ Thousands)		$348,279

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Fixed Income Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 3-Year Bond	5	Sep-2025	$350	$353	$1
Canadian 10-Year Bond	46	Sep-2025	4,001	4,112	44
Euro-Bobl	43	Sep-2025	5,791	5,940	(23)
Euro-BTP	11	Sep-2025	1,519	1,564	1
Euro-Buxl	5	Sep-2025	694	697	(16)
Euro-OAT	25	Sep-2025	3,554	3,634	(22)
Euro-Schatz	119	Sep-2025	14,607	14,981	(22)
Japanese 10-Year Bond	8	Sep-2025	7,659	7,699	20
Korea 10-Year Bond	37	Sep-2025	3,216	3,246	8
Korea 3-Year Bond	70	Sep-2025	5,528	5,563	(3)
Long Gilt 10-Year Bond	28	Sep-2025	3,401	3,570	98
U.S. 2-Year Treasury Note	144	Sep-2025	29,839	29,955	116
U.S. 10-Year Treasury Note	41	Sep-2025	4,537	4,597	60
U.S. Ultra Long Treasury Bond	1	Sep-2025	116	119	3
			84,812	86,030	265
Short Contracts
Australian 10-Year Bond	(1)	Sep-2025	$(74)	$(75)	$(1)
Euro-Bobl	(4)	Sep-2025	(540)	(553)	1
Euro-Bund 10-Year Bond	(38)	Sep-2025	(5,680)	(5,805)	39
Euro-Buxl	(15)	Sep-2025	(2,063)	(2,090)	27
Japanese 10-Year Bond	(18)	Sep-2025	(17,401)	(17,324)	(80)
U.S. 2-Year Treasury Note	(17)	Sep-2025	(3,525)	(3,536)	(11)
U.S. 5-Year Treasury Note	(94)	Sep-2025	(10,141)	(10,246)	(105)
U.S. Long Treasury Bond	(15)	Sep-2025	(1,660)	(1,732)	(72)
U.S. Ultra Long Treasury Bond	(63)	Sep-2025	(7,146)	(7,505)	(359)
Ultra 10-Year U.S. Treasury Note	(39)	Sep-2025	(4,364)	(4,457)	(93)
			(52,594)	(53,323)	(654)
			$32,218	$32,707	$(389)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	07/02/25	AUD	40	USD	26	$—
Bank of America	07/02/25	USD	50	GBP	37	1
Bank of America	07/02/25	USD	52	AUD	80	1
Bank of America	07/02/25	USD	54	JPY	7,600	(2)
Bank of America	07/02/25	NZD	150	USD	90	(1)
Bank of America	07/02/25	USD	631	EUR	552	17
Bank of America	07/02/25	USD	647	MXN	12,350	7
Bank of America	07/02/25	USD	1,347	NOK	13,490	(14)
Bank of America	07/02/25	JPY	29,100	USD	204	3
Bank of America	07/09/25	USD	765	KRW	1,059,969	21
Bank of America	07/09/25	KRW	828,794	USD	608	(6)
Bank of America	07/09/25	IDR	10,062,736	USD	615	(4)
Bank of America	08/05/25	USD	24	NZD	40	—
Bank of America	08/05/25	USD	26	MXN	500	1
Bank of America	08/05/25	AUD	40	USD	26	—
Bank of America	09/02/25	USD	24	NZD	40	—
Bank of America	09/02/25	AUD	40	USD	26	—
Bank of America	09/02/25	CNY	42,489	USD	5,954	(12)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	09/29/25	MXN	11,850	USD	615	$(6)
Bank of America	10/16/25	USD	1,220	KRW	1,649,684	8
Barclays PLC	07/02/25	USD	49	CHF	40	2
Barclays PLC	07/02/25	USD	50	SEK	480	1
Barclays PLC	07/02/25	USD	51	CAD	70	1
Barclays PLC	07/02/25	USD	51	MXN	1,000	2
Barclays PLC	07/02/25	USD	56	RON	250	2
Barclays PLC	07/02/25	CAD	70	USD	51	—
Barclays PLC	07/02/25	USD	100	NOK	1,015	—
Barclays PLC	07/02/25	CHF	125	USD	152	(5)
Barclays PLC	07/02/25	GBP	186	USD	252	(3)
Barclays PLC	07/02/25	RON	250	USD	57	—
Barclays PLC	07/02/25	USD	308	DKK	1,980	3
Barclays PLC	07/02/25	USD	352	GBP	260	4
Barclays PLC	07/02/25	USD	370	AUD	574	6
Barclays PLC	07/02/25	EUR	398	USD	455	(12)
Barclays PLC	07/02/25	USD	456	EUR	400	13
Barclays PLC	07/02/25	USD	515	NZD	862	8
Barclays PLC	07/02/25	AUD	595	USD	383	(6)
Barclays PLC	07/02/25	USD	600	SGD	768	3
Barclays PLC	07/02/25	USD	50	JPY	7,300	—
Barclays PLC	07/02/25	USD	558	JPY	80,100	(4)
Barclays PLC	07/02/25	USD	637	CZK	13,650	11
Barclays PLC	07/02/25	USD	678	PLN	2,500	14
Barclays PLC	07/02/25	MXN	900	USD	45	(3)
Barclays PLC	07/02/25	USD	1,148	THB	37,420	3
Barclays PLC	07/02/25	PLN	1,975	USD	528	(18)
Barclays PLC	07/02/25	DKK	1,980	USD	303	(9)
Barclays PLC	07/02/25	CZK	13,150	USD	600	(25)
Barclays PLC	07/02/25	NOK	15,730	USD	1,552	(2)
Barclays PLC	07/02/25	THB	41,380	USD	1,265	(8)
Barclays PLC	07/02/25	JPY	50,100	USD	349	2
Barclays PLC	07/03/25	USD	26	MXN	500	1
Barclays PLC	07/09/25	USD	64	SEK	641	4
Barclays PLC	07/09/25	USD	259	KRW	353,638	3
Barclays PLC	07/09/25	USD	390	MXN	7,344	(1)
Barclays PLC	07/09/25	USD	384	THB	12,673	6
Barclays PLC	07/09/25	USD	107	THB	3,478	—
Barclays PLC	07/09/25	ZAR	4,883	USD	257	(18)
Barclays PLC	07/09/25	THB	87,044	USD	2,561	(119)
Barclays PLC	07/09/25	KRW	418,278	USD	305	(5)
Barclays PLC	08/05/25	USD	31	MXN	600	1
Barclays PLC	08/05/25	USD	57	RON	250	—
Barclays PLC	08/05/25	USD	148	GBP	109	1
Barclays PLC	08/05/25	USD	632	EUR	552	17
Barclays PLC	08/05/25	SGD	768	USD	601	(3)
Barclays PLC	08/05/25	PLN	1,975	USD	537	(9)
Barclays PLC	08/05/25	DKK	1,980	USD	309	(4)
Barclays PLC	08/05/25	CZK	12,230	USD	572	(9)
Barclays PLC	08/05/25	MXN	19,790	USD	997	(47)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	08/05/25	THB	37,420	USD	1,150	$(5)
Barclays PLC	08/18/25	JPY	600,000	USD	4,165	(13)
Barclays PLC	09/02/25	NZD	1,313	USD	785	(14)
Barclays PLC	09/02/25	MXN	15,470	USD	794	(20)
Barclays PLC	09/02/25	JPY	785,800	USD	5,505	25
Barclays PLC	09/29/25	USD	26	MXN	500	—
Barclays PLC	09/30/25	USD	184	AUD	280	—
Barclays PLC	10/16/25	USD	346	CNH	2,462	—
Barclays PLC	10/16/25	MXN	7,344	USD	385	1
BMO Capital	07/02/25	USD	839	AUD	1,290	6
BMO Capital	08/05/25	USD	840	AUD	1,290	6
BMO Capital	09/02/25	USD	160	EUR	138	2
BMO Capital	09/02/25	USD	866	AUD	1,330	7
BNP Paribas	07/02/25	AUD	80	USD	51	(2)
BNP Paribas	07/02/25	USD	103	AUD	160	2
BNP Paribas	07/02/25	USD	135	GBP	100	2
BNP Paribas	07/02/25	USD	137	EUR	120	4
BNP Paribas	07/02/25	USD	169	MXN	3,500	16
BNP Paribas	07/02/25	USD	173	RON	775	6
BNP Paribas	07/02/25	USD	227	NZD	380	4
BNP Paribas	07/02/25	NZD	250	USD	150	(2)
BNP Paribas	07/02/25	GBP	448	USD	588	(26)
BNP Paribas	07/02/25	EUR	465	USD	529	(17)
BNP Paribas	07/02/25	USD	770	MYR	3,270	7
BNP Paribas	07/02/25	RON	775	USD	178	(1)
BNP Paribas	07/02/25	USD	1,014	CHF	826	24
BNP Paribas	07/02/25	CHF	1,356	USD	1,653	(50)
BNP Paribas	07/02/25	CZK	1,400	USD	63	(3)
BNP Paribas	07/02/25	CNY	3,033	USD	423	—
BNP Paribas	07/02/25	MYR	3,270	USD	740	(36)
BNP Paribas	07/02/25	USD	6,557	CNY	47,029	6
BNP Paribas	07/02/25	JPY	61,500	USD	430	4
BNP Paribas	07/02/25	HUF	212,500	USD	596	(28)
BNP Paribas	07/09/25	USD	10	COP	40,000	—
BNP Paribas	07/09/25	USD	112	ZAR	2,201	11
BNP Paribas	07/09/25	CAD	3,667	USD	2,561	(128)
BNP Paribas	07/09/25	AUD	4,333	USD	2,650	(190)
BNP Paribas	07/09/25	ZAR	9,877	USD	520	(35)
BNP Paribas	08/05/25	USD	87	EUR	76	3
BNP Paribas	08/05/25	USD	125	NZD	210	3
BNP Paribas	08/05/25	USD	177	RON	775	1
BNP Paribas	08/05/25	CHF	396	USD	491	(9)
BNP Paribas	09/02/25	USD	148	GBP	109	1
BNP Paribas	09/02/25	GBP	3,109	USD	4,185	(76)
BNP Paribas	09/02/25	MYR	3,270	USD	775	(5)
BNP Paribas	09/29/25	MYR	3,270	USD	772	(11)
BNP Paribas	09/29/25	CNY	47,029	USD	6,603	(15)
BNP Paribas	10/16/25	EUR	18	NOK	216	—
BNP Paribas	10/16/25	USD	122	CNH	867	—
Brown Brothers Harriman	07/09/25	NOK	224	EUR	19	—

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	07/09/25	GBP	959	EUR	1,121	$2
Brown Brothers Harriman	07/09/25	NOK	1,569	USD	156	1
Brown Brothers Harriman	07/09/25	SEK	4,799	USD	485	(18)
Brown Brothers Harriman	07/09/25	JPY	16,606	USD	116	—
Brown Brothers Harriman	10/16/25	EUR	19	NOK	224	—
Brown Brothers Harriman	10/16/25	USD	117	JPY	16,606	—
Brown Brothers Harriman	10/16/25	USD	156	NOK	1,569	(1)
Brown Brothers Harriman	10/16/25	USD	679	MXN	12,955	(1)
Brown Brothers Harriman	10/16/25	EUR	1,114	GBP	959	(2)
CIBC	07/02/25	CAD	11	USD	8	—
CIBC	08/05/25	GBP	2,776	USD	3,724	(80)
Citigroup	07/02/25	USD	4	RON	20	—
Citigroup	07/02/25	USD	19	NOK	190	—
Citigroup	07/02/25	RON	20	USD	5	—
Citigroup	07/02/25	USD	27	SGD	35	—
Citigroup	07/02/25	AUD	30	USD	19	(1)
Citigroup	07/02/25	CHF	40	USD	49	(1)
Citigroup	07/02/25	USD	40	THB	1,320	—
Citigroup	07/02/25	USD	53	CNY	384	1
Citigroup	07/02/25	USD	100	GBP	74	1
Citigroup	07/02/25	USD	121	MXN	2,400	6
Citigroup	07/02/25	EUR	133	USD	152	(4)
Citigroup	07/02/25	USD	155	ILS	525	1
Citigroup	07/02/25	USD	160	EUR	138	2
Citigroup	07/02/25	GBP	224	USD	303	(4)
Citigroup	07/02/25	USD	243	SEK	2,320	—
Citigroup	07/02/25	USD	285	CHF	235	10
Citigroup	07/02/25	SEK	490	USD	51	—
Citigroup	07/02/25	ILS	525	USD	148	(8)
Citigroup	07/02/25	USD	576	JPY	82,400	(6)
Citigroup	07/02/25	SGD	803	USD	624	(6)
Citigroup	07/02/25	MXN	2,240	USD	116	(3)
Citigroup	07/02/25	THB	3,030	USD	93	—
Citigroup	07/02/25	JPY	54,600	USD	380	2
Citigroup	07/02/25	JPY	914,900	USD	6,137	(197)
Citigroup	07/09/25	USD	198	ZAR	3,866	20
Citigroup	07/09/25	USD	298	COP	1,286,956	17
Citigroup	07/09/25	USD	399	THB	12,951	—
Citigroup	07/09/25	USD	2,513	KRW	3,611,048	162
Citigroup	07/09/25	USD	338	KRW	456,734	—
Citigroup	07/09/25	ZAR	3,265	USD	173	(11)
Citigroup	07/09/25	COP	24,232,531	USD	5,779	(147)
Citigroup	08/04/25	USD	53	CNY	384	1
Citigroup	08/05/25	USD	5	RON	20	—
Citigroup	08/05/25	AUD	30	USD	19	(1)
Citigroup	08/05/25	USD	101	MXN	2,000	5
Citigroup	08/05/25	ILS	525	USD	155	(1)
Citigroup	08/05/25	EUR	614	USD	691	(32)
Citigroup	08/05/25	SEK	2,320	USD	244	—
Citigroup	09/02/25	USD	34	MXN	660	1

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	09/02/25	MXN	860	USD	44	$(1)
Citigroup	09/29/25	USD	30	EUR	25	—
Citigroup	10/16/25	USD	644	KRW	865,973	1
Commonwealth Bank Of Australia	07/02/25	USD	21	EUR	19	1
Commonwealth Bank Of Australia	07/02/25	USD	50	JPY	7,200	(1)
Commonwealth Bank Of Australia	07/02/25	NZD	1,243	USD	716	(39)
Commonwealth Bank Of Australia	08/05/25	NZD	1,670	USD	993	(22)
Commonwealth Bank Of Australia	09/02/25	USD	26	AUD	40	—
Commonwealth Bank Of Australia	09/02/25	AUD	2,649	USD	1,709	(29)
Credit Agricole	07/02/25	EUR	6	USD	7	—
Credit Agricole	07/02/25	USD	51	JPY	7,300	—
Credit Agricole	09/02/25	JPY	103,100	USD	724	5
Credit Suisse First Boston	07/09/25	USD	187	CNY	1,343	—
Credit Suisse First Boston	07/09/25	USD	4,700	COP	19,241,430	5
Credit Suisse First Boston	07/09/25	COP	220,681	USD	50	(4)
Credit Suisse First Boston	10/16/25	COP	19,241,430	USD	4,636	(6)
Deutsche Bank	07/02/25	USD	68	ZAR	1,200	—
Deutsche Bank	07/02/25	GBP	117	USD	157	(4)
Deutsche Bank	07/02/25	USD	146	CHF	120	4
Deutsche Bank	07/02/25	NZD	170	USD	102	(1)
Deutsche Bank	07/02/25	USD	194	JPY	28,200	1
Deutsche Bank	07/02/25	MXN	970	USD	51	(1)
Deutsche Bank	07/02/25	AUD	2,239	USD	1,415	(53)
Deutsche Bank	07/02/25	SEK	3,850	USD	404	—
Deutsche Bank	07/02/25	SEK	490	USD	51	—
Deutsche Bank	07/02/25	EUR	13,293	USD	14,389	(1,214)
Deutsche Bank	07/02/25	USD	15,222	EUR	13,145	208
Deutsche Bank	07/09/25	MXN	4,765	USD	231	(21)
Deutsche Bank	07/09/25	CNY	105,187	USD	14,670	(26)
Deutsche Bank	07/09/25	KRW	785,972	USD	555	(27)
Deutsche Bank	08/05/25	MYR	50	USD	12	—
Deutsche Bank	08/05/25	GBP	117	USD	157	(4)
Deutsche Bank	08/05/25	USD	195	JPY	28,200	2
Deutsche Bank	08/05/25	EUR	11,405	USD	13,066	(353)
Deutsche Bank	09/02/25	USD	195	JPY	28,200	2
Deutsche Bank	09/29/25	EUR	11,885	USD	13,871	(162)
Goldman Sachs	07/02/25	USD	36	THB	1,160	—
Goldman Sachs	07/02/25	GBP	42	USD	56	(1)
Goldman Sachs	07/02/25	CHF	85	USD	104	(3)
Goldman Sachs	07/02/25	USD	101	SEK	970	1
Goldman Sachs	07/02/25	USD	159	AUD	250	5
Goldman Sachs	07/02/25	NZD	165	USD	100	(1)
Goldman Sachs	07/02/25	AUD	240	USD	155	(2)
Goldman Sachs	07/02/25	USD	243	CAD	346	10
Goldman Sachs	07/02/25	USD	149	JPY	22,000	4
Goldman Sachs	07/02/25	USD	101	JPY	14,500	(1)
Goldman Sachs	07/02/25	MXN	300	USD	14	(1)
Goldman Sachs	07/02/25	EUR	390	USD	445	(13)
Goldman Sachs	07/02/25	SEK	480	USD	50	—
Goldman Sachs	07/02/25	CNY	770	USD	106	(1)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	07/02/25	USD	898	EUR	827	$73
Goldman Sachs	07/02/25	JPY	23,200	USD	163	2
Goldman Sachs	07/09/25	USD	120	CAD	168	3
Goldman Sachs	07/09/25	USD	190	AUD	308	12
Goldman Sachs	07/09/25	USD	286	COP	1,200,000	8
Goldman Sachs	07/09/25	ZAR	20,404	USD	1,082	(65)
Goldman Sachs	07/09/25	KRW	558,889	USD	407	(7)
Goldman Sachs	08/05/25	GBP	42	USD	56	(1)
Goldman Sachs	08/05/25	EUR	342	USD	391	(12)
Goldman Sachs	08/05/25	CNY	770	USD	107	(1)
Goldman Sachs	08/05/25	JPY	8,800	USD	62	1
Goldman Sachs	09/02/25	CAD	1,598	USD	1,161	(14)
HSBC	07/09/25	EUR	10	NOK	224	10
HSBC	07/09/25	USD	60	JPY	16,606	55
HSBC	07/09/25	USD	253	MXN	4,765	(1)
HSBC	07/09/25	USD	930	KRW	1,327,333	53
HSBC	07/09/25	USD	967	THB	31,716	10
HSBC	07/09/25	EUR	1,142	GBP	959	(27)
HSBC	07/09/25	USD	1,299	EUR	1,106	—
HSBC	07/09/25	CHF	2,087	USD	2,389	(237)
HSBC	07/09/25	USD	2,871	ZAR	51,066	1
HSBC	07/09/25	GBP	3,046	USD	3,878	(296)
HSBC	07/09/25	AUD	6,508	USD	4,062	(203)
HSBC	07/09/25	MXN	7,344	USD	256	(133)
HSBC	07/09/25	CAD	7,862	USD	5,487	(278)
HSBC	07/09/25	EUR	51,424	USD	55,371	(5,030)
HSBC	07/09/25	JPY	855,053	USD	5,741	(185)
HSBC	07/09/25	IDR	857,850	USD	53	—
HSBC	07/09/25	KRW	3,784,528	USD	2,686	(118)
HSBC	10/16/25	USD	28	KRW	37,407	—
HSBC	10/16/25	USD	53	IDR	857,850	—
HSBC	10/16/25	EUR	574	NOK	6,837	(3)
HSBC	10/16/25	USD	752	CNH	5,340	1
HSBC	10/16/25	EUR	1,106	USD	1,307	—
HSBC	10/16/25	MXN	4,765	USD	250	1
HSBC	10/16/25	ZAR	51,066	USD	2,851	(1)
JPMorgan Chase Bank	07/02/25	USD	25	MXN	500	1
JPMorgan Chase Bank	07/02/25	USD	37	RON	160	—
JPMorgan Chase Bank	07/02/25	USD	21	JPY	3,000	—
JPMorgan Chase Bank	07/02/25	USD	112	JPY	16,100	(1)
JPMorgan Chase Bank	07/02/25	USD	138	THB	4,510	—
JPMorgan Chase Bank	07/02/25	USD	149	HUF	52,300	5
JPMorgan Chase Bank	07/02/25	RON	160	USD	36	(1)
JPMorgan Chase Bank	07/02/25	USD	161	SEK	1,540	1
JPMorgan Chase Bank	07/02/25	NZD	172	USD	104	—
JPMorgan Chase Bank	07/02/25	USD	195	AUD	300	1
JPMorgan Chase Bank	07/02/25	MXN	199	USD	10	—
JPMorgan Chase Bank	07/02/25	USD	220	CHF	180	7
JPMorgan Chase Bank	07/02/25	CAD	340	USD	247	(2)
JPMorgan Chase Bank	07/02/25	USD	423	CNY	3,033	1

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	07/02/25	USD	430	CAD	587	$1
JPMorgan Chase Bank	07/02/25	USD	481	EUR	430	24
JPMorgan Chase Bank	07/02/25	PLN	525	USD	141	(5)
JPMorgan Chase Bank	07/02/25	EUR	596	USD	682	(18)
JPMorgan Chase Bank	07/02/25	GBP	601	USD	808	(15)
JPMorgan Chase Bank	07/02/25	USD	664	ZAR	11,766	(2)
JPMorgan Chase Bank	07/02/25	USD	688	NZD	1,140	4
JPMorgan Chase Bank	07/02/25	AUD	1,005	USD	656	(3)
JPMorgan Chase Bank	07/02/25	NOK	1,015	USD	101	—
JPMorgan Chase Bank	07/02/25	JPY	250,441	USD	1,733	(1)
JPMorgan Chase Bank	07/03/25	USD	28	EUR	25	1
JPMorgan Chase Bank	07/03/25	USD	182	AUD	280	1
JPMorgan Chase Bank	07/08/25	USD	46	NZD	77	1
JPMorgan Chase Bank	07/08/25	USD	4,940	NZD	8,135	(1)
JPMorgan Chase Bank	07/08/25	NZD	8,212	USD	4,714	(272)
JPMorgan Chase Bank	07/09/25	USD	1,043	PEN	3,697	(1)
JPMorgan Chase Bank	07/09/25	PEN	3,697	USD	1,005	(37)
JPMorgan Chase Bank	07/14/25	USD	423	JPY	59,878	(7)
JPMorgan Chase Bank	07/14/25	SEK	2,879	USD	302	(1)
JPMorgan Chase Bank	07/14/25	USD	3,276	SEK	31,588	42
JPMorgan Chase Bank	07/14/25	USD	124	SEK	1,173	(1)
JPMorgan Chase Bank	07/14/25	JPY	1,113,686	USD	7,846	124
JPMorgan Chase Bank	07/14/25	JPY	1,894,105	USD	13,075	(58)
JPMorgan Chase Bank	07/15/25	USD	252	CAD	348	4
JPMorgan Chase Bank	07/15/25	CAD	6,686	USD	4,748	(155)
JPMorgan Chase Bank	07/21/25	USD	80	CNY	570	—
JPMorgan Chase Bank	07/21/25	USD	1,191	COP	5,011,383	33
JPMorgan Chase Bank	07/21/25	COP	7,008,435	USD	1,647	(65)
JPMorgan Chase Bank	07/28/25	CNY	178	USD	25	—
JPMorgan Chase Bank	07/28/25	USD	673	MXN	13,071	17
JPMorgan Chase Bank	07/28/25	USD	251	MXN	4,756	—
JPMorgan Chase Bank	07/28/25	MXN	87,453	USD	4,361	(255)
JPMorgan Chase Bank	08/05/25	USD	29	EUR	25	1
JPMorgan Chase Bank	08/05/25	RON	160	USD	37	—
JPMorgan Chase Bank	08/05/25	USD	214	AUD	330	2
JPMorgan Chase Bank	08/05/25	USD	665	NZD	1,100	3
JPMorgan Chase Bank	08/05/25	USD	2,377	IDR	38,837,676	15
JPMorgan Chase Bank	08/05/25	USD	3,724	SEK	35,832	45
JPMorgan Chase Bank	08/05/25	SEK	24,528	USD	2,567	(13)
JPMorgan Chase Bank	08/05/25	IDR	113,598,830	USD	6,731	(264)
JPMorgan Chase Bank	08/11/25	USD	58	AUD	91	1
JPMorgan Chase Bank	08/11/25	USD	693	NOK	7,165	16
JPMorgan Chase Bank	08/11/25	NOK	1,603	USD	158	—
JPMorgan Chase Bank	08/11/25	AUD	10,481	USD	6,756	(117)
JPMorgan Chase Bank	08/12/25	USD	184	PLN	666	1
JPMorgan Chase Bank	08/12/25	CNY	3,851	USD	538	(1)
JPMorgan Chase Bank	08/12/25	PLN	18,278	USD	4,856	(199)
JPMorgan Chase Bank	08/18/25	ILS	8,262	USD	2,314	(142)
JPMorgan Chase Bank	08/18/25	THB	86,817	USD	2,669	(12)
JPMorgan Chase Bank	08/19/25	USD	1,602	EUR	1,407	55

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	08/19/25	EUR	8,686	USD	9,737	$(491)
JPMorgan Chase Bank	08/25/25	USD	889	NZD	1,496	20
JPMorgan Chase Bank	08/25/25	USD	4,458	KRW	6,183,147	128
JPMorgan Chase Bank	08/25/25	NZD	7,507	USD	4,438	(126)
JPMorgan Chase Bank	08/25/25	HUF	10,462	USD	29	(2)
JPMorgan Chase Bank	08/25/25	KRW	1,980,221	USD	1,444	(25)
JPMorgan Chase Bank	08/27/25	CNY	51,632	USD	7,207	(40)
JPMorgan Chase Bank	09/02/25	USD	179	GBP	132	3
JPMorgan Chase Bank	09/02/25	GBP	420	USD	566	(10)
JPMorgan Chase Bank	09/02/25	USD	666	NZD	1,100	3
JPMorgan Chase Bank	09/02/25	CHF	3,957	USD	4,848	(165)
JPMorgan Chase Bank	09/02/25	USD	5,017	SGD	6,399	32
JPMorgan Chase Bank	09/02/25	SGD	7,029	USD	5,510	(36)
JPMorgan Chase Bank	09/02/25	CZK	60,983	USD	2,779	(124)
JPMorgan Chase Bank	09/02/25	THB	80,102	USD	2,476	—
JPMorgan Chase Bank	09/10/25	USD	471	CNY	3,357	1
JPMorgan Chase Bank	09/10/25	CNY	1,758	USD	246	(1)
JPMorgan Chase Bank	09/10/25	EUR	4,174	USD	4,794	(128)
JPMorgan Chase Bank	09/16/25	NZD	9,683	USD	5,865	(26)
JPMorgan Chase Bank	09/22/25	USD	3,237	SEK	30,603	(8)
JPMorgan Chase Bank	09/23/25	USD	996	EUR	845	2
JPMorgan Chase Bank	09/23/25	EUR	8,592	USD	10,008	(132)
JPMorgan Chase Bank	10/06/25	NZD	8,135	USD	4,955	3
JPMorgan Chase Bank	10/07/25	PEN	3,697	USD	1,040	1
JPMorgan Chase Bank	10/16/25	EUR	452	NOK	5,361	(4)
Midland Walwyn Capital Inc.	07/02/25	USD	12	GBP	9	—
Midland Walwyn Capital Inc.	07/02/25	USD	27	MXN	550	3
Midland Walwyn Capital Inc.	07/02/25	USD	29	RON	125	—
Midland Walwyn Capital Inc.	07/02/25	USD	64	EUR	56	2
Midland Walwyn Capital Inc.	07/02/25	USD	68	MYR	290	1
Midland Walwyn Capital Inc.	07/02/25	AUD	80	USD	52	—
Midland Walwyn Capital Inc.	07/02/25	USD	104	NZD	173	1
Midland Walwyn Capital Inc.	07/02/25	RON	125	USD	28	(1)
Midland Walwyn Capital Inc.	07/02/25	MYR	290	USD	68	(1)
Midland Walwyn Capital Inc.	07/02/25	GBP	2,324	USD	3,004	(181)
Midland Walwyn Capital Inc.	07/02/25	MXN	15,880	USD	780	(61)
Midland Walwyn Capital Inc.	07/02/25	JPY	103,100	USD	719	5
Midland Walwyn Capital Inc.	07/14/25	USD	1,370	JPY	197,100	(3)
Midland Walwyn Capital Inc.	08/05/25	USD	64	MXN	1,260	2
Midland Walwyn Capital Inc.	08/05/25	RON	125	USD	29	—
Midland Walwyn Capital Inc.	08/05/25	MYR	3,640	USD	845	(23)
Midland Walwyn Capital Inc.	09/02/25	USD	19	MYR	80	—
Midland Walwyn Capital Inc.	09/29/25	NZD	173	USD	105	(1)
Midland Walwyn Capital Inc.	09/29/25	MYR	290	USD	68	(1)
Morgan Stanley	07/02/25	USD	39	AUD	60	1
Morgan Stanley	07/02/25	USD	41	JPY	5,900	—
Morgan Stanley	07/02/25	USD	50	SEK	480	—
Morgan Stanley	07/02/25	USD	59	NZD	100	1
Morgan Stanley	07/02/25	EUR	93	USD	105	(5)
Morgan Stanley	07/02/25	CAD	140	USD	103	—

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	07/02/25	USD	152	CHF	125	$5
Morgan Stanley	07/02/25	USD	208	EUR	185	9
Morgan Stanley	07/02/25	USD	239	MXN	4,730	12
Morgan Stanley	07/02/25	NZD	420	USD	236	(19)
Morgan Stanley	07/02/25	AUD	655	USD	416	(13)
Morgan Stanley	07/02/25	USD	867	GBP	641	11
Morgan Stanley	07/02/25	MXN	3,600	USD	179	(11)
Morgan Stanley	07/02/25	ZAR	12,966	USD	722	(8)
Morgan Stanley	07/02/25	JPY	19,700	USD	137	1
Morgan Stanley	07/02/25	JPY	17,600	USD	121	(1)
Morgan Stanley	07/09/25	ZAR	15,534	USD	872	(2)
Morgan Stanley	08/04/25	JPY	400,000	USD	2,790	10
Morgan Stanley	08/05/25	USD	30	NZD	50	—
Morgan Stanley	08/05/25	USD	45	MXN	900	2
Morgan Stanley	08/05/25	EUR	93	USD	105	(5)
Morgan Stanley	08/05/25	AUD	160	USD	103	(2)
Morgan Stanley	08/05/25	USD	293	EUR	256	9
Morgan Stanley	08/05/25	MXN	1,100	USD	56	(2)
Morgan Stanley	08/05/25	JPY	19,700	USD	138	1
Morgan Stanley	09/02/25	USD	14	EUR	12	—
Morgan Stanley	10/16/25	USD	1,417	EUR	1,200	1
National Bank of Australia	07/02/25	USD	57	GBP	44	4
National Bank of Australia	07/02/25	USD	875	AUD	1,356	14
National Bank of Australia	07/02/25	JPY	1,600	USD	11	—
National Bank of Australia	08/05/25	EUR	6	USD	7	—
National Bank of Australia	08/05/25	USD	28	CHF	23	1
NatWest Markets, Inc.	07/09/25	USD	2,517	AUD	4,020	117
RBC	07/02/25	GBP	37	USD	50	(1)
RBC	07/02/25	USD	42	CZK	900	1
RBC	07/02/25	EUR	89	USD	102	(3)
RBC	07/02/25	USD	101	JPY	14,500	(1)
RBC	07/02/25	USD	201	CHF	165	6
RBC	07/02/25	AUD	310	USD	200	(3)
RBC	07/02/25	SEK	480	USD	50	—
RBC	07/02/25	USD	4,058	GBP	38	36
RBC	08/05/25	USD	39	AUD	60	1
RBC	08/05/25	USD	692	EUR	610	25
RBC	09/02/25	EUR	11,616	USD	13,175	(516)
RBC	09/29/25	GBP	2,950	USD	4,009	(35)
RBS	07/02/25	USD	15	MXN	300	1
RBS	07/02/25	CNY	3,770	USD	525	(1)
RBS	08/04/25	CNY	3,770	USD	526	(2)
RBS	08/05/25	JPY	856,400	USD	5,995	41
RBS	09/02/25	CNY	3,770	USD	527	(2)
SCB Securities	07/02/25	USD	19	MXN	400	2
SCB Securities	07/02/25	USD	22	RON	95	—
SCB Securities	07/02/25	GBP	37	USD	50	(1)
SCB Securities	07/02/25	USD	49	CHF	40	2
SCB Securities	07/02/25	RON	95	USD	21	(1)
SCB Securities	07/02/25	USD	104	MYR	440	1

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
SCB Securities	07/02/25	MYR	440	USD	99	$(5)
SCB Securities	07/02/25	USD	483	EUR	425	16
SCB Securities	07/02/25	USD	1,152	CAD	1,579	5
SCB Securities	07/02/25	MXN	1,560	USD	76	(7)
SCB Securities	08/05/25	RON	95	USD	22	—
SCB Securities	08/05/25	USD	162	JPY	23,800	3
SCB Securities	08/05/25	USD	528	JPY	75,200	(5)
SCB Securities	08/05/25	JPY	103,100	USD	721	4
SCB Securities	09/29/25	MYR	440	USD	104	(1)
SCB Securities	09/29/25	CAD	1,579	USD	1,157	(5)
Seaport Securities Corporation	07/09/25	USD	60	CNY	429	—
Seaport Securities Corporation	07/09/25	CNY	1,521	USD	210	(3)
Skandinavisk Enskil	10/16/25	EUR	1,046	NOK	12,409	(9)
Societe Generale	07/02/25	USD	26	MXN	540	2
Societe Generale	07/02/25	EUR	45	USD	52	(1)
Societe Generale	07/02/25	USD	49	CHF	40	2
Societe Generale	07/02/25	USD	118	RON	515	1
Societe Generale	07/02/25	RON	515	USD	115	(4)
Societe Generale	07/02/25	USD	5,937	JPY	861,100	24
Societe Generale	07/02/25	USD	101	JPY	14,500	(1)
Societe Generale	08/05/25	USD	10	MXN	200	—
Societe Generale	08/05/25	RON	515	USD	118	(1)
Societe Generale	09/29/25	JPY	861,100	USD	5,996	(27)
Standard Chartered	07/09/25	USD	306	ZAR	6,071	36
Standard Chartered	07/09/25	USD	540	THB	17,649	3
Standard Chartered	07/09/25	KRW	961,110	USD	669	(43)
Standard Chartered	07/09/25	IDR	9,891,205	USD	605	(5)
State Street	07/02/25	USD	14	CAD	19	—
State Street	07/02/25	USD	51	MXN	1,000	2
State Street	07/02/25	USD	51	AUD	80	1
State Street	07/02/25	USD	54	GBP	40	1
State Street	07/02/25	CHF	85	USD	104	(3)
State Street	07/02/25	NZD	85	USD	51	—
State Street	07/02/25	GBP	140	USD	186	(6)
State Street	07/02/25	USD	10	JPY	1,400	—
State Street	07/02/25	USD	165	JPY	23,800	(1)
State Street	07/02/25	EUR	712	USD	800	(35)
State Street	07/02/25	CAD	1,730	USD	1,222	(46)
State Street	07/02/25	MXN	1,800	USD	89	(6)
State Street	07/09/25	ZAR	358	USD	20	—
State Street	07/09/25	USD	4,179	GBP	3,046	(5)
State Street	07/09/25	USD	4,254	AUD	6,508	11
State Street	07/09/25	USD	5,949	JPY	855,053	(23)
State Street	07/09/25	USD	8,289	CAD	11,361	41
State Street	07/09/25	USD	59,070	EUR	50,318	33
State Street	08/05/25	USD	14	CAD	19	—
State Street	08/05/25	USD	20	MXN	400	1
State Street	08/05/25	USD	54	GBP	40	1
State Street	08/05/25	USD	10	JPY	1,400	—
State Street	08/05/25	USD	166	JPY	23,800	(1)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
State Street	08/05/25	MXN	1,130	USD	57	$(3)
State Street	08/05/25	AUD	2,590	USD	1,658	(40)
State Street	09/02/25	USD	14	CAD	19	—
State Street	09/02/25	USD	54	GBP	40	1
State Street	09/02/25	USD	146	CNY	1,040	—
State Street	09/02/25	USD	10	JPY	1,400	—
State Street	09/02/25	USD	167	JPY	23,800	(1)
State Street	09/29/25	USD	137	EUR	116	—
State Street	09/29/25	GBP	137	USD	188	—
State Street	09/29/25	JPY	30,700	USD	215	—
State Street	09/30/25	AUD	1,039	USD	680	(2)
State Street	10/16/25	USD	20	ZAR	358	—
State Street	10/16/25	GBP	3,046	USD	4,181	6
State Street	10/16/25	AUD	6,508	USD	4,264	(10)
State Street	10/16/25	CAD	7,932	USD	5,838	(8)
State Street	10/16/25	EUR	50,318	USD	59,454	(28)
State Street	10/16/25	JPY	855,053	USD	6,015	22
TD Securities	07/02/25	GBP	37	USD	50	(1)
TD Securities	07/02/25	CHF	40	USD	49	(1)
TD Securities	07/02/25	USD	148	AUD	230	3
TD Securities	07/02/25	CAD	310	USD	227	—
TD Securities	07/02/25	USD	212	JPY	31,100	3
TD Securities	07/02/25	USD	1,881	JPY	270,441	(9)
TD Securities	07/09/25	USD	314	ZAR	6,245	37
TD Securities	07/09/25	USD	439	SEK	4,158	(3)
TD Securities	07/09/25	USD	455	KRW	630,839	12
TD Securities	07/09/25	USD	2,619	CHF	2,087	7
TD Securities	07/09/25	KRW	545,522	USD	398	(6)
TD Securities	08/05/25	USD	24	NZD	40	—
TD Securities	08/05/25	USD	39	AUD	60	1
TD Securities	08/05/25	USD	160	EUR	138	2
TD Securities	08/05/25	EUR	182	USD	206	(8)
TD Securities	09/02/25	EUR	6	USD	7	—
TD Securities	10/16/25	CHF	2,087	USD	2,651	(8)
TD Securities	10/16/25	SEK	4,158	USD	442	3
UBS	07/02/25	USD	9	MXN	179	—
UBS	07/02/25	USD	14	EUR	12	—
UBS	07/02/25	AUD	145	USD	94	(1)
UBS	07/02/25	USD	203	NOK	2,050	(1)
UBS	07/02/25	USD	462	HUF	160,200	9
UBS	07/02/25	USD	1,051	RON	4,580	7
UBS	07/02/25	RON	4,580	USD	1,026	(32)
UBS	07/02/25	CNY	42,873	USD	5,907	(76)
UBS	07/09/25	USD	150	NOK	1,569	6
UBS	07/09/25	USD	233	THB	7,697	4
UBS	07/09/25	USD	27	THB	881	—
UBS	07/09/25	USD	310	KRW	443,533	19
UBS	07/09/25	USD	1,240	IDR	20,811,791	42
UBS	07/09/25	ZAR	15,128	USD	846	(5)
UBS	08/04/25	CNY	42,873	USD	5,922	(85)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
UBS	08/05/25	EUR	98	USD	112	$(4)
UBS	08/05/25	CAD	1,567	USD	1,140	(11)
UBS	08/05/25	NOK	2,050	USD	203	1
UBS	08/05/25	RON	4,580	USD	1,049	(8)
UBS	08/05/25	HUF	160,200	USD	461	(9)
UBS	10/16/25	THB	881	USD	27	—
Wells Fargo	07/09/25	USD	612	COP	2,684,826	45
Westpac Banking	07/02/25	CHF	40	USD	49	(1)
Westpac Banking	07/02/25	USD	51	NZD	85	—
Westpac Banking	07/02/25	NZD	85	USD	51	(1)
Westpac Banking	07/02/25	EUR	89	USD	102	(3)
Westpac Banking	07/02/25	USD	191	JPY	27,400	(1)
						$(12,285)

A list of open OTC swap agreements held by the Fund at June 30, 2025, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Barclays Bank PLC	MEX (100) JUN-30	Buy	1.00%	Quarterly	06/20/2030	$846	$3	$15	$(12)
Goldman Sachs	MEX (100) JUN-30	Buy	1.00%	Quarterly	06/20/2030	528	1	9	(8)
							$4	$24	$(20)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

International Fixed Income Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2025, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
4.44604%	GBP-SONIA-COMPOUND	Annually	03/24/2055	GBP	775	$1	$–	$1
China 7-Day Reverse Repo Rate	2.0125%	Quarterly	06/19/2029	CNY	98,000	284	–	284
China 7-Day Reverse Repo Rate	2.007%	Quarterly	06/19/2029	CNY	85,000	244	–	244
China 7-Day Reverse Repo Rate	2.0088%	Quarterly	06/19/2029	CNY	3,700	11	–	11
China 7-Day Reverse Repo Rate	1.376% FIXED	Quarterly	12/24/2029	CNY	28,220	(17)	–	(17)
0.7099%	JPY-TONA-OIS-COMPOUND	Annually	05/16/2027	JPY	2,158,420	2	–	2
1.87%	JPY-TONA-OIS-COMPOUND	Annually	04/11/2055	JPY	8,532	4	–	4
1.88%	JPY-TONA-OIS-COMPOUND	Annually	04/11/2055	JPY	8,532	4	–	4
3-Month KRW - CDC	2.7895%	Quarterly	11/27/2029	KRW	844,300	8	–	8
0.836%	JPY-TONA-OIS-COMPOUND	Annually	03/14/2027	JPY	2,361,000	(38)	–	(38)
USD-SOFR-COMPOUND	3.743%	Annually	05/22/2027	USD	15,861	64	–	64
USD-SOFR-COMPOUND	3.768%	Annually	05/22/2027	USD	15,959	72	–	72
USD-SOFR-COMPOUND	3.742%	Annually	05/27/2027	USD	16,000	66	–	66
USD-SOFR-COMPOUND	3.5468%	Annually	09/17/2027	USD	3,200	12	–	12
3.364%	USD-SOFR-COMPOUND	Annually	08/20/2054	USD	2,840	275	–	275
						$992	$–	$992

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX HY S44 JUN-30	Buy	5.00%	Quarterly	06/20/2030	$2,125	$(159)	$(128)	$(31)
CDX IG S44 JUN-30	Buy	1.00%	Quarterly	06/20/2030	6,372	(140)	(120)	(20)
CDX IG S44 JUN-30	Buy	1.00%	Quarterly	06/20/2030	8,488	(187)	(160)	(27)
ITRAXX MAIN S43 JUN	Buy	1.00%	Quarterly	06/20/2030	1,814	(45)	(38)	(7)
ITRAXX MAIN S43 JUN	Buy	1.00%	Quarterly	06/20/2030	1,992	(49)	(41)	(8)
ITRAXX MAIN S43 JUN	Buy	1.00%	Quarterly	06/20/2030	3,124	(79)	(67)	(12)
ITRAXX XOVER S43 JU	Buy	5.00%	Quarterly	06/20/2030	857	(94)	(90)	(4)
ITRAXX XOVER S43 JU	Buy	5.00%	Quarterly	06/20/2030	572	(63)	(59)	(4)
ITRAXX XOVER S43 JU	Buy	5.00%	Quarterly	06/20/2030	2,348	(257)	(190)	(67)
ITRAXX XOVER S43 JU	Buy	5.00%	Quarterly	06/20/2030	3,671	(402)	(351)	(51)
						$(1,475)	$(1,244)	$(231)

Percentages are based on Net Assets of $363,789 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2025, the value of these securities amounted to $48,519 ($ Thousands), representing 13.3% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.
(E)	No interest rate available.
(F)	Zero coupon security.
(G)	Interest rate represents the security's effective yield at the time of purchase.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 92.5%
Angola — 0.5%
Angolan Government International Bond
9.375%, 05/08/2048		$1,150	$914
8.750%, 04/14/2032		1,536	1,357
Angolan Government International Bond MTN
8.000%, 11/26/2029		739	669
Republic of Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		1,417	1,329
			4,269

Argentina — 2.1%
Argentina Treasury Bond BONTE
29.500%, 05/30/2030	ARS	940,000	828
Argentine Republic Government International Bond
4.125%, 07/09/2035(A)		$6,433	4,328
4.125%, 07/09/2046(A)		3,694	2,422
3.875%, 07/09/2035(A)	EUR	2,900	2,248
3.750%, 07/09/2046(A)		235	172
3.500%, 07/09/2041(A)		$1,235	763
1.000%, 07/09/2029		882	738
0.750%, 07/09/2030(A)		5,029	4,011
0.500%, 07/09/2029	EUR	12	11
0.125%, 07/09/2030		961	881
Provincia de Buenos Aires MTN
6.625%, 09/01/2037(A)		$2,544	1,842
Republic of Argentina
0.000% 12/15/2035 (B)(C)	EUR	1,232	124
Vista Energy Argentina SAU
8.500%, 06/10/2033(D)		$1,342	1,356
			19,724

Armenia — 0.2%
Republic of Armenia International Bond
6.750%, 03/12/2035		600	583
3.600%, 02/02/2031		1,302	1,126
			1,709

Azerbaijan — 0.1%
Republic of Azerbaijan International Bond
3.500%, 09/01/2032		1,339	1,199

Bahamas — 0.9%
Bahamas Government International Bond
8.950%, 10/15/2032		3,820	4,079
8.250%, 06/24/2036(D)		4,070	4,131
			8,210

Bahrain — 1.2%
Bahrain Government International Bond
7.000%, 10/12/2028		1,168	1,198
6.750%, 09/20/2029		1,794	1,821
6.000%, 09/19/2044		1,030	850

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bahrain Government International Bond MTN
6.250%, 01/25/2051		$4,550	$3,763
CBB International Sukuk Programme WLL
6.250%, 07/07/2033(D)		435	433
3.950%, 09/16/2027		2,933	2,815
			10,880

Barbados — 0.2%
Barbados Government International Bond
8.000%, 06/26/2035(D)		2,203	2,211

Benin — 0.1%
Benin Government International Bond
8.375%, 01/23/2041(D)		331	318
6.875%, 01/19/2052	EUR	458	448
			766

Bermuda — 0.0%
Bermuda Government International Bond
2.375%, 08/20/2030		$221	196

Bolivia — 0.1%
Bolivian Government International Bond
4.500%, 03/20/2028		1,002	701

Brazil — 4.1%
Braskem Netherlands Finance BV
8.500%, 01/12/2031		210	184
8.000%, 10/15/2034		1,320	1,057
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 05/15/2035	BRL	3,164	2,403
6.000%, 05/15/2045		1,047	775
6.000%, 08/15/2050		3,191	2,340
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2027		17,347	3,015
10.000%, 01/01/2029		34,707	5,835
10.000%, 01/01/2031		22,458	3,611
10.000%, 01/01/2033		32,607	5,080
10.000%, 01/01/2035		18,806	2,841
Brazilian Government International Bond
6.625%, 03/15/2035		$7,614	7,688
4.750%, 01/14/2050		505	356
MV24 Capital BV
6.748%, 06/01/2034		399	387
Oceanica Lux
13.000%, 10/02/2029(D)		295	279
Raizen Fuels Finance
6.250%, 07/08/2032(D)		563	559
Yinson Bergenia Production BV
8.498%, 01/31/2045(D)		300	304
Yinson Boronia Production BV
8.947%, 07/31/2042		843	897
			37,611

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bulgaria — 0.0%
Eastern European Electric BV
6.500%, 05/15/2030(D)	EUR	250	$302

Cameroon — 0.2%
Republic of Cameroon International Bond
9.500%, 07/31/2031		$200	186
5.950%, 07/07/2032	EUR	1,930	1,770
			1,956

Canada — 0.0%
Polaris Renewable Energy
9.500%, 12/03/2029		$250	258

Cayman Islands — 0.1%
Neon Capital MTN
0.000%, 01/06/2028(B)(C)	JPY	122,528	812

Chile — 1.4%
Bonos de la Tesoreria de la Republica en pesos (D)
6.000%, 04/01/2033	CLP	610,000	667
5.000%, 10/01/2028		1,000,000	1,069
4.700%, 09/01/2030		820,000	849
Chile Electricity Lux Mpc II Sarl
5.580%, 10/20/2035		$391	391
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033		651	674
Chile Government International Bond
4.950%, 01/05/2036		3,371	3,303
3.100%, 05/07/2041		900	668
2.550%, 01/27/2032		310	272
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/2061		350	222
3.068%, 08/18/2050		250	146
Empresa Nacional del Petroleo
6.150%, 05/10/2033		1,250	1,282
5.950%, 07/30/2034		257	260
Nacional del Cobre de Chile
6.780%, 01/13/2055		1,928	1,975
6.780%, 01/13/2055(D)		973	996
			12,774

China — 0.4%
China Government International Bond
4.125%, 11/20/2027(D)		2,568	2,609
4.125%, 11/20/2027		261	266
1.250%, 10/26/2026		1,190	1,153
			4,028

Colombia — 4.6%
AI Candelaria -spain
5.750%, 06/15/2033		1,180	1,002

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Banco Davivienda
8.125%, H15T5Y + 4.588%, 07/02/2035 (B)(D)		$660	$662
Colombia Government International Bond
8.500%, 04/25/2035		5,254	5,451
5.625%, 02/26/2044		2,032	1,499
5.200%, 05/15/2049		600	401
5.000%, 06/15/2045		4,543	3,061
4.125%, 02/22/2042		3,356	2,119
Colombian TES
13.250%, 02/09/2033	COP	5,320,000	1,362
11.500%, 07/25/2046		7,665,700	1,700
11.000%, 08/22/2029		18,300,000	4,468
7.750% 09/18/2030		6,290,000	1,326
7.250%, 10/18/2034		21,350,300	3,805
7.250%, 10/26/2050		21,902,400	3,209
7.000%, 03/26/2031		8,077,900	1,591
7.000%, 03/26/2031		1,211,900	239
7.000%, 06/30/2032		9,085,700	1,705
6.250%, 07/09/2036		11,617,600	1,833
6.000% 04/28/2028		14,590,300	3,206
5.750%, 11/03/2027		8,322,000	1,872
Ecopetrol
8.375%, 01/19/2036		$200	193
5.875% 05/28/2045		1,290	890
EnfraGen Energia Sur
5.375%, 12/30/2030		400	358
PA Autopista Rio Magdalena
6.050%, 06/15/2036	COP	2,298,921	466
			42,418

Costa Rica — 0.5%
Costa Rica Government International Bond
7.158%, 03/12/2045		$2,200	2,271
7.000%, 04/04/2044		300	306
6.550%, 04/03/2034		1,821	1,899
			4,476

Cote d'Ivoire — 0.2%
Ivory Coast Government International Bond
8.250%, 01/30/2037(D)		529	510
8.250%, 01/30/2037		338	325
8.075%, 04/01/2036(D)		899	865
			1,700

Czechia — 0.2%
Czech Republic Government Bond
1.950%, 07/30/2037	CZK	5,510	202
1.500%, 04/24/2040		58,000	1,856
			2,058

Dominican Republic — 1.7%
Dominican Republic Central Bank Notes
13.000%, 12/05/2025	DOP	50,960	850
13.000%, 12/05/2025(D)		236,870	3,963

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Dominican Republic International Bond
10.750%, 06/01/2036	DOP	30,300	$525
7.050%, 02/03/2031		$1,197	1,254
6.950%, 03/15/2037		4,413	4,487
5.875%, 01/30/2060		400	335
5.300%, 01/21/2041		4,900	4,219
			15,633

Ecuador — 1.2%
Ecuador Government International Bond
6.900%, 07/31/2030(A)		3,402	2,951
5.500%, 07/31/2035(A)		6,970	5,050
5.000%, 07/31/2040(A)		2,386	1,499
0.000%, 07/31/2030(E)		1,550	1,119
			10,619

Egypt — 2.5%
Egypt Government Bond
25.318%, 08/13/2027	EGP	146,800	3,021
24.458%, 10/01/2027		13,300	271
Egypt Government International Bond
8.875%, 05/29/2050		$1,710	1,421
8.700%, 03/01/2049		3,589	2,944
8.625%, 02/04/2030(D)		1,831	1,849
8.625%, 02/04/2030		200	202
8.500%, 01/31/2047		7,450	6,038
Egypt Government International Bond MTN
6.375%, 04/11/2031	EUR	720	785
Egypt Treasury Bills
0.000%, 07/08/2025(E)(F)	EGP	12,625	253
0.000%, 07/15/2025(E)(F)		22,675	443
0.000%, 08/05/2025(E)(F)		102,000	1,998
0.000%, 09/16/2025(E)(F)		38,000	722
0.000%, 09/30/2025(E)(F)		10,725	202
0.000%, 10/14/2025(E)(F)		4,100	76
0.000%, 10/28/2025(E)(F)		53,000	978
0.000%, 12/09/2025(E)(F)		23,000	418
0.000%, 12/30/2025(E)(F)		37,675	674
0.000%, 04/28/2026(E)(F)		57,900	951
			23,246

El Salvador — 0.4%
El Salvador Government International Bond
9.650%, 11/21/2054		$1,746	1,794
7.125%, 01/20/2050		1,700	1,411
			3,205

Ethiopia — 0.2%
Ethiopia International Bond
6.625%, 12/11/2024(G)		1,773	1,631

Gabon — 0.2%
Gabon Blue Bond Master Trust Series 2
6.097%, 08/01/2038		200	200
Gabon Government International Bond
7.000%, 11/24/2031		1,947	1,542

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.000%, 11/24/2031(D)		$200	$159
			1,901

Georgia — 0.1%
Georgia Government International Bond
2.750%, 04/22/2026		1,260	1,227

Ghana — 0.9%
Ghana Government International Bond
5.000%, 07/03/2029(A)		3,863	3,607
5.000%, 07/03/2029(A)(D)		95	89
5.000%, 07/03/2035(A)		2,858	2,210
0.000%, 07/03/2026(E)		2,059	1,995
0.000%, 01/03/2030(E)		302	251
			8,152

Guatemala — 0.6%
Guatemala Government Bond
6.600%, 06/13/2036		3,532	3,581
6.125%, 06/01/2050		1,615	1,460
4.500%, 05/03/2026		750	742
			5,783

Honduras — 0.1%
Honduras Government International Bond
8.625%, 11/27/2034		417	437
5.625%, 06/24/2030		519	496
			933

Hungary — 2.1%
Hungary Government Bond
6.750% 10/22/2028	HUF	800,000	2,373
4.500%, 03/23/2028		900,000	2,521
3.250%, 10/22/2031		150,000	366
3.000%, 10/27/2038		580,490	1,110
3.000%, 04/25/2041		535,850	954
Hungary Government International Bond
6.750%, 09/23/2055(D)		$4,084	4,115
6.125%, 05/22/2028		1,272	1,314
6.000%, 09/26/2035(D)		300	301
5.500%, 03/26/2036		4,491	4,329
5.375%, 09/26/2030(D)		839	847
3.125%, 09/21/2051		1,399	823
			19,053

India — 0.9%
Adani Green Energy UP
6.700%, 03/12/2042		1,788	1,649
Adani Renewable Energy RJ MTN
4.625%, 10/15/2039		626	505
Export-Import Bank of India MTN
3.250%, 01/15/2030		660	621
2.250%, 01/13/2031		1,294	1,139
India Government Bond
7.300%, 06/19/2053	INR	350,010	4,186
			8,100

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Indonesia — 6.9%
Indonesia Asahan Aluminium
5.800%, 05/15/2050		$565	$527
Indonesia Government International Bond
8.375% 09/15/2026	IDR	14,819,000	938
5.650%, 01/11/2053		$2,400	2,378
4.850%, 01/11/2033		1,100	1,103
4.550%, 01/11/2028		1,745	1,759
3.550%, 03/31/2032		2,058	1,918
2.850%, 02/14/2030		2,197	2,058
Indonesia Treasury Bond
9.000% 03/15/2029	IDR	31,550,000	2,118
8.750% 05/15/2031		13,902,000	948
8.375% 03/15/2034		15,107,000	1,034
8.375%, 04/15/2039		17,819,000	1,236
8.250%, 05/15/2029		31,168,000	2,048
8.250% 06/15/2032		11,041,000	743
8.250% 05/15/2036		25,814,000	1,769
7.500%, 08/15/2032		12,336,000	798
7.500%, 06/15/2035		4,700,000	307
7.500%, 05/15/2038		18,751,000	1,212
7.500%, 04/15/2040		24,411,000	1,572
7.125%, 06/15/2038		76,346,000	4,808
7.125%, 08/15/2040		23,545,000	1,472
7.125%, 06/15/2042		5,650,000	352
7.125%, 06/15/2043		30,662,000	1,909
7.125%, 08/15/2045		17,247,000	1,072
7.000% 05/15/2027		4,310,000	270
7.000%, 09/15/2030		27,714,000	1,751
7.000%, 02/15/2033		43,662,000	2,752
6.875%, 04/15/2029		35,351,000	2,223
6.875%, 08/15/2051		27,747,000	1,676
6.750%, 07/15/2035		152,739,000	9,485
6.625%, 02/15/2034		24,834,000	1,527
6.500%, 07/15/2030		67,940,000	4,217
6.500%, 02/15/2031		43,565,000	2,689
6.375%, 08/15/2028		19,945,000	1,233
6.375%, 04/15/2032		8,366,000	511
Pertamina Hulu Energi
5.250%, 05/21/2030(D)		$1,538	1,554
			63,967

Iraq — 0.7%
Iraq International Bond
5.800%, 01/15/2028		3,173	3,134
5.800%, 01/15/2028		3,570	3,527
			6,661

Israel — 0.4%
Israel Electric
8.100%, 12/15/2096		1,400	1,846
Israel Government International Bond
5.750%, 03/12/2054		262	242

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Leviathan Bond
6.750%, 06/30/2030(D)		$394	$388
State of Israel
3.800%, 05/13/2060		1,360	882
			3,358

Ivory Coast — 0.2%
Ivory Coast Government International Bond
6.625%, 03/22/2048	EUR	1,650	1,508

Jamaica — 0.1%
Kingston Airport Revenue Finance
6.750%, 12/15/2036(D)		$745	749
TransJamaican Highway Ltd
5.750%, 10/10/2036	JMD	421	389
			1,138

Jordan — 0.4%
Jordan Government International Bond
7.500%, 01/13/2029(D)		$821	842
7.500%, 01/13/2029		567	582
7.375%, 10/10/2047		2,700	2,393
			3,817

Kazakhstan — 0.5%
Development Bank of Kazakhstan JSC
5.625%, 04/07/2030(D)		565	569
Kazakhstan Government International Bond (D)
5.500%, 07/01/2037		500	503
5.000%, 07/01/2032		2,265	2,278
KazMunayGas National JSC
6.375%, 10/24/2048		1,120	1,035
			4,385

Kenya — 0.5%
Kenya Government International Bond
7.000%, 05/22/2027		267	266
Republic of Kenya Government International Bond
9.500%, 03/05/2036		1,774	1,665
9.500%, 03/05/2036(D)		808	760
8.250%, 02/28/2048		2,751	2,229
			4,920

Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond
7.750%, 06/03/2030(D)		380	374

Latvia — 0.1%
Latvia Government International Bond MTN
5.125%, 07/30/2034		600	600

Lebanon — 0.4%
Lebanon Government International Bond
8.250%, 05/17/2034(G)		4,412	827

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Lebanon Government International Bond MTN
8.250%, 04/12/2049(G)		$7,110	$1,335
7.000%, 03/20/2028(G)		164	31
6.400%, 05/26/2023(G)		2,649	498
6.375%, 12/31/2023(G)		2,239	420
6.100%, 10/04/2022(G)		2,311	433
5.800%, 04/14/2023(G)		2,787	523
			4,067

Luxembourg — 0.2%
Delphos Securities SARL - Compartment Bernina
7.625%, 04/08/2035	EUR	1,500	1,724

Macedonia — 0.0%
North Macedonia Government International Bond
6.960%, 03/13/2027		171	210

Madagascar — 0.1%
Axian Telecom Holding & Management
7.250%, 07/11/2030(D)		$522	519

Malaysia — 6.1%
Khazanah Global Sukuk MTN
4.687%, 06/01/2028		149	150
Malaysia Government Bond
5.248% 09/15/2028	MYR	1,839	464
4.893%, 06/08/2038		15,969	4,242
4.696%, 10/15/2042		3,303	874
4.642%, 11/07/2033		13,915	3,573
4.504%, 04/30/2029		4,500	1,116
4.498% 04/15/2030		9,835	2,461
4.457%, 03/31/2053		1,997	508
4.065%, 06/15/2050		10,317	2,473
4.054%, 04/18/2039		4,639	1,143
3.955% 09/15/2025		46,339	11,025
3.906%, 07/15/2026		8,680	2,080
3.900%, 11/30/2026		2,864	688
3.885%, 08/15/2029		10,972	2,665
3.828%, 07/05/2034		16,001	3,885
3.757%, 05/22/2040		8,460	2,014
3.733%, 06/15/2028		11,691	2,820
3.582%, 07/15/2032		11,997	2,879
3.502% 05/31/2027		9,950	2,382
2.632%, 04/15/2031		9,526	2,172
Malaysia Government Investment Issue
4.369%, 10/31/2028		1,200	295
4.119%, 11/30/2034		1,248	310
Petronas Capital
5.848%, 04/03/2055(D)		$1,833	1,859
Petronas Capital MTN
3.404%, 04/28/2061		3,171	2,067

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.480%, 01/28/2032		$2,066	$1,801
			55,946

Mexico — 7.7%
Braskem Idesa SAPI
6.990%, 02/20/2032		2,090	1,451
Mexican Bonos
8.500%, 03/02/2028	MXN	15,000	796
8.500%, 03/01/2029		128,395	6,783
8.500%, 02/28/2030		130,000	6,835
8.000%, 05/24/2035		10,700	536
8.000%, 11/07/2047		69,541	3,064
8.000%, 07/31/2053		65,873	2,873
7.750% 11/23/2034		59,716	2,887
7.750% 11/13/2042		93,366	4,099
7.500% 06/03/2027		39,425	2,063
7.500%, 05/26/2033		26,083	1,263
Mexican Bonos, Ser M20
8.500% 05/31/2029		95,000	5,016
7.750% 05/29/2031		105,340	5,311
Mexican Bonos, Ser M30
8.500% 11/18/2038		59,956	2,918
Mexico Government International Bond
7.375%, 05/13/2055		$3,310	3,412
Mexico Government International Bond MTN
5.750%, 10/12/2110		240	189
5.625%, 03/19/2114	GBP	5,600	5,296
Petroleos Mexicanos
7.690%, 01/23/2050		$11,540	9,077
6.625%, 06/15/2035		2,288	1,928
6.375%, 01/23/2045		1,335	946
Petroleos Mexicanos MTN
6.750%, 09/21/2047		6,043	4,377
			71,120

Mongolia — 0.1%
Development Bank of Mongolia
8.500%, 07/03/2028		700	691
Mongolia Government International Bond
8.650%, 01/19/2028		208	218
6.625%, 02/25/2030(D)		200	196
			1,105

Montenegro — 0.0%
Montenegro Government International Bond
7.250%, 03/12/2031		300	310

Morocco — 0.2%
Morocco Government International Bond
4.000%, 12/15/2050		600	409
OCP SA
7.500%, 05/02/2054(D)		1,254	1,253

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.500%, 05/02/2054		$365	$364
			2,026

Mozambique — 0.1%
Mozambique International Bond
9.000%, 09/15/2031(A)		1,073	883

Nigeria — 1.8%
Nigeria Government International Bond
10.375%, 12/09/2034		2,080	2,190
10.375%, 12/09/2034(D)		539	568
7.625%, 11/21/2025		2,290	2,298
Nigeria Government International Bond MTN
8.250%, 09/28/2051		2,000	1,656
7.375%, 09/28/2033		1,540	1,376
6.125%, 09/28/2028		930	888
Nigeria OMO Bill
0.000%, 09/30/2025(E)(F)	NGN	2,334,319	1,426
0.000%, 12/02/2025(E)(F)		2,551,881	1,496
0.000%, 12/09/2025(E)(F)		2,640,000	1,538
0.000%, 01/06/2026(E)(F)		864,501	496
0.000%, 02/10/2026(E)(F)		351,600	197
0.000%, 02/23/2026(E)(F)		1,707,000	952
0.000%, 02/24/2026(E)(F)		1,039,421	579
0.000%, 03/31/2026(E)(F)		1,400,000	768
			16,428

North Macedonia — 0.4%
North Macedonia Government International Bond
3.675%, 06/03/2026	EUR	2,735	3,211
1.625%, 03/10/2028		650	714
			3,925

Oman — 1.1%
EDO Sukuk
5.662%, 07/03/2031		$1,020	1,038
5.662%, 07/03/2031(D)		978	994
Mazoon Assets SAOC
5.250%, 10/09/2031(D)		785	783
5.250%, 10/09/2031		233	232
Oman Government International Bond
7.000%, 01/25/2051		1,089	1,157
6.750%, 10/28/2027		2,300	2,404
6.750%, 01/17/2048		3,375	3,487
			10,095

Pakistan — 0.3%
Pakistan Government International Bond
6.875%, 12/05/2027		1,641	1,551
Pakistan Government International Bond MTN
8.875%, 04/08/2051		1,300	1,063
7.375%, 04/08/2031		200	178

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Pakistan Water & Power Development Authority
7.500%, 06/04/2031		$510	$408
			3,200

Panama — 1.0%
Panama Government International Bond
8.125%, 04/28/2034		478	512
8.000%, 03/01/2038		3,328	3,566
4.500%, 04/16/2050		3,653	2,463
4.500%, 04/01/2056		3,612	2,337
			8,878

Paraguay — 0.2%
Paraguay Government International Bond
5.850%, 08/21/2033		1,248	1,273
4.950%, 04/28/2031		438	435
			1,708

Peru — 3.4%
Peru Government Bond
7.600%, 08/12/2039(D)	PEN	7,310	2,190
7.300%, 08/12/2033(D)		10,676	3,275
6.950%, 08/12/2031		4,800	1,468
6.150%, 08/12/2032		1,000	291
5.400%, 08/12/2034		31,946	8,496
5.350%, 08/12/2040		2,208	533
Peru LNG Srl
5.375%, 03/22/2030		$917	862
Peruvian Government International Bond
6.900%, 08/12/2037	PEN	2,426	694
6.850%, 02/12/2042		613	172
6.200%, 06/30/2055		$2,329	2,338
5.940%, 02/12/2029	PEN	5,394	1,593
5.500%, 03/30/2036		$1,262	1,263
5.375%, 02/08/2035		1,239	1,237
3.600%, 01/15/2072		1,200	736
2.783%, 01/23/2031		1,323	1,184
Petroleos del Peru
5.625%, 06/19/2047		8,020	5,054
			31,386

Philippines — 1.2%
Philippine Government Bond
6.375%, 07/27/2030	PHP	50,000	899
6.250%, 02/28/2029		125,000	2,233
Philippine Government International Bond
5.170%, 10/13/2027		$1,970	2,006
2.950%, 05/05/2045		700	480
2.650%, 12/10/2045		3,374	2,189
1.950%, 01/06/2032		4,103	3,476
			11,283

Poland — 3.7%
Republic of Poland Government Bond
7.500%, 07/25/2028	PLN	18,000	5,377

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.000%, 10/25/2033	PLN	7,486	$2,158
5.000%, 10/25/2034		7,636	2,048
2.750%, 04/25/2028		1,813	478
2.750%, 10/25/2029		239	61
1.750%, 04/25/2032		29,640	6,612
1.250%, 10/25/2030		11,742	2,701
Republic of Poland Government International Bond
5.500%, 04/04/2053		$100	93
5.500%, 03/18/2054		3,369	3,116
5.375%, 02/12/2035		5,344	5,441
5.125%, 09/18/2034		3,750	3,758
4.875%, 02/12/2030		2,213	2,256
			34,099

Qatar — 0.4%
Qatar Government International Bond
4.500%, 04/23/2028		3,356	3,383

Romania — 2.4%
Romania Government Bond
8.000%, 04/29/2030	RON	18,700	4,417
6.300%, 04/25/2029		11,000	2,449
4.850%, 07/25/2029		7,300	1,540
Romanian Government International Bond
7.500%, 02/10/2037		$5,084	5,277
6.375%, 01/30/2034		2,100	2,056
5.750%, 03/24/2035		3,540	3,269
5.000%, 02/12/2029	RON	1,600	342
4.000%, 02/14/2051		$1,898	1,186
3.000%, 02/14/2031		888	759
Romanian Government International Bond MTN
7.625%, 01/17/2053		1,250	1,263
			22,558

Russia — 0.0%
Russian Foreign Bond - Eurobond
7.500% 03/31/2030 (G)		–	–
Telecommunications co Telekom Srbija AD Belgrade
7.000%, 10/28/2029		200	200
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025		580	18
6.800%, 11/22/2025(D)		150	8
			226

Rwanda — 0.1%
Rwanda International Government Bond
5.500%, 08/09/2031		580	494

Saudi Arabia — 1.7%
Acwa Power Management And Investments One
5.950%, 12/15/2039		941	932

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Ma'aden Sukuk
5.250%, 02/13/2030(D)		$572	$582
Saudi Arabian Oil MTN
5.875%, 07/17/2064(D)		2,324	2,122
Saudi Government International Bond MTN
5.000%, 01/18/2053		4,556	3,879
4.750%, 01/16/2030		990	999
4.750%, 01/16/2030(D)		4,475	4,513
4.625%, 10/04/2047		2,900	2,416
3.750%, 01/21/2055		870	592
			16,035

Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		740	445
6.250%, 05/23/2033		1,028	675
5.375%, 06/08/2037	EUR	420	304
4.750%, 03/13/2028		250	231
			1,655

Serbia — 0.4%
Serbia International Bond
6.000%, 06/12/2034		$1,300	1,310
2.125%, 12/01/2030		1,496	1,262
Serbia International Bond MTN
2.050%, 09/23/2036	EUR	709	632
			3,204

South Africa — 5.7%
Eskom Holdings SOC MTN
7.500%, 09/15/2033	ZAR	35,000	1,633
Republic of South Africa Government Bond
11.625%, 03/31/2053		36,160	2,132
9.000%, 01/31/2040		91,138	4,431
8.875% 02/28/2035		89,448	4,696
8.750% 01/31/2044		170,838	7,805
8.750% 02/28/2048		164,557	7,428
8.500% 01/31/2037		29,297	1,434
8.250% 03/31/2032		40,359	2,167
8.000% 01/31/2030		135,100	7,472
6.500% 02/28/2041		38,244	1,451
6.250% 03/31/2036		46,479	1,948
Republic of South Africa Government International Bond
7.100%, 11/19/2036		$406	403
5.750%, 09/30/2049		10,525	7,904
4.300%, 10/12/2028		1,100	1,062
Transnet SOC
8.250%, 02/06/2028(D)		517	535
8.250%, 02/06/2028		430	445
			52,946

Sri Lanka — 0.8%
Sri Lanka Government International Bond
4.000%, 04/15/2028		300	281
3.600%, 06/15/2035(A)(D)		1,916	1,307

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.600%, 06/15/2035(A)		$687	$468
3.600%, 05/15/2036(A)		1,138	925
3.600%, 05/15/2036(A)(D)		243	198
3.600%, 02/15/2038(A)		2,278	1,855
3.600%, 02/15/2038(A)(D)		950	774
3.350%, 03/15/2033(A)		1,429	1,154
3.100%, 01/15/2030(A)		518	462
			7,424

Supra-National — 2.8%
Andina de Fomento MTN
7.700%, 03/06/2029	INR	190,000	2,262
Asian Development Bank
4.500%, 05/30/2028	PEN	3,000	826
Asian Development Bank MTN
10.100%, 01/23/2026	COP	3,116,000	759
0.000%, 04/20/2043(E)	MXN	7,000	73
Asian Infrastructure Investment Bank MTN
7.200%, 07/02/2031	INR	36,100	430
6.650%, 06/30/2033		302,200	3,518
0.000%, 02/08/2038(E)	MXN	15,200	256
Inter-American Development Bank MTN
7.350%, 10/06/2030	INR	263,000	3,164
7.000%, 08/08/2033		224,000	2,678
International Bank for Reconstruction & Development MTN
7.050%, 07/22/2029		109,000	1,291
6.750%, 07/13/2029		182,600	2,142
6.500%, 04/17/2030		180,000	2,088
2.500%, 01/13/2031	CNY	22,000	3,192
International Finance Corp MTN
0.000%, 08/16/2028(E)	COP	16,480,000	2,991
			25,670

Suriname — 0.2%
Suriname Government International Bond
7.950%, 07/15/2033		$1,445	1,426

Swaziland — 0.1%
Eswatini Government Bond MTN
11.875%, 05/08/2027	ZAR	8,000	460

Tajikistan — 0.1%
Republic of Tajikistan International Bond
7.125%, 09/14/2027		$1,075	1,062

Thailand — 1.3%
Thailand Government Bond
3.450%, 06/17/2043	THB	82,437	3,056
3.390%, 06/17/2037		22,914	834
3.350%, 06/17/2033		64,763	2,250
3.300%, 06/17/2038		69,684	2,534
2.800%, 06/17/2034		28,924	976
2.750%, 06/17/2052		1,861	63
2.000%, 06/17/2042		44,962	1,384

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.600%, 12/17/2029	THB	15,300	$473
			11,570

Trinidad & Tobago — 0.4%
Heritage Petroleum
9.000%, 08/12/2029		$1,000	1,020
Port of Spain Waterfront Development
7.875%, 02/19/2040		1,400	1,391
7.875%, 02/19/2040(D)		1,039	1,033
Telecommunications Services of Trinidad & Tobago
8.875%, 10/18/2029		610	616
			4,060

Turkey — 3.9%
Hazine Mustesarligi Varlik Kiralama (D)
8.509%, 01/14/2029		1,373	1,463
6.750%, 09/01/2030		2,111	2,109
TC Ziraat Bankasi
7.250%, 02/04/2030(D)		1,371	1,366
Turkey Government International Bond
9.875%, 01/15/2028		1,968	2,150
Turkiye Government Bond
41.000%, 05/05/2027	TRY	50,000	1,313
36.000%, 08/12/2026		236,000	5,782
32.600%, 02/10/2027		60,000	1,431
30.000%, 09/12/2029		130,000	3,053
27.700%, 09/27/2034		25,678	619
26.200%, 10/05/2033		212,872	4,940
Turkiye Government International Bond
7.250%, 05/29/2032		$1,543	1,549
5.750%, 05/11/2047		8,085	6,060
Turkiye Ihracat Kredi Bankasi
6.875%, 07/03/2028(D)		703	704
Zorlu Enerji Elektrik Uretim
11.000%, 04/23/2030		3,980	3,671
			36,210

Ukraine — 0.8%
NAK Naftogaz Ukraine via Kondor Finance
7.125%, 07/19/2026(G)	EUR	506	513
NPC Ukrenergo
6.875%, 11/09/2026(G)		731	596
Ukraine Government International Bond
7.750%, 08/01/2041 (B)(G)		$1,580	1,126
1.750%, 02/01/2029(A)		235	145
1.750%, 02/01/2034(A)		526	271
1.750%, 02/01/2035(A)(D)		2,324	1,180
1.750%, 02/01/2035(A)		1,781	905
1.750%, 02/01/2036(A)		592	294
0.000%, 02/01/2030(A)(C)		205	98
0.000%, 02/01/2034(A)(C)		2,087	799
0.000%, 02/01/2035(A)(C)		2,950	1,382
0.000%, 02/01/2035(A)(C)(D)		507	238

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.000%, 02/01/2036(A)(C)		$540	$253
			7,800

United Arab Emirates — 1.4%
Abu Dhabi Developmental Holding PJSC
4.500%, 05/06/2030(D)		2,408	2,401
Abu Dhabi Government International Bond
3.125%, 09/30/2049		3,924	2,670
Abu Dhabi Government International Bond MTN
1.700%, 03/02/2031		728	637
Adnoc Murban Rsc
5.125%, 09/11/2054(D)		1,440	1,310
5.125%, 09/11/2054		542	491
4.500%, 09/11/2034(D)		2,132	2,079
4.500%, 09/11/2034		1,239	1,208
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050		2,304	1,468
Pearl Petroleum
13.000%, 05/15/2028(D)		700	739
			13,003

United States — 0.1%
Avianca Midco 2 PLC
9.625%, 02/14/2030(D)		798	736
JPMorgan Chase Bank MTN
7.000%, 09/18/2030(B)(D)	IDR	4,433,000	281
			1,017

Uruguay — 1.2%
Uruguay Government International Bond
9.750%, 07/20/2033	UYU	39,700	1,040
5.750%, 10/28/2034		$3,141	3,313
5.442%, 02/14/2037		1,328	1,358
5.100%, 06/18/2050		201	185
Uruguay Monetary Regulation Bill
0.000%, 07/07/2025(E)(F)	UYU	70,100	1,751
0.000%, 07/11/2025(E)(F)		12,103	302
0.000%, 09/03/2025(E)(F)		89,700	2,209
0.000%, 09/17/2025(E)(F)		11,000	270
0.000%, 10/01/2025(E)(F)		29,900	731
			11,159

Uzbekistan — 1.3%
Jscb Agrobank
9.250%, 10/02/2029		$300	318
National Bank of Uzbekistan
19.875%, 07/05/2027	UZS	4,200,000	343
Republic of Uzbekistan International Bond
16.250%, 10/12/2026(D)		5,740,000	460
15.500%, 02/25/2028(D)		36,240,000	2,872
6.947%, 05/25/2032(D)		$615	632
6.947%, 05/25/2032		400	412
5.375%, 05/29/2027	EUR	780	938
3.900%, 10/19/2031		$1,018	897

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
TBC Bank Group PLC
22.000%, 06/05/2028		20,800,000	$1,701
Uzbek Industrial and Construction Bank ATB
21.000%, 07/24/2027	UZS	10,220,000	827
8.950%, 07/24/2029		$800	842
Uzbekneftegaz JSC
8.750%, 05/07/2030(D)		700	720
4.750%, 11/16/2028		1,492	1,369
			12,331

Venezuela — 1.0%
La Electricidad de Caracas
8.500%, 12/31/2059(G)		1,479	93
Petroleos de Venezuela
9.750%, 05/17/2035(G)		9,310	1,355
9.000%, 11/17/2021(G)		4,300	545
6.000%, 05/16/2024(G)		7,785	975
6.000%, 05/16/2025(G)		2,994	375
6.000%, 11/15/2026(G)		2,078	259
5.500%, 04/12/2037(G)		1,740	215
5.500%, 04/12/2037(G)		755	93
5.375%, 04/12/2027(G)		2,186	270
5.375%, 04/12/2027(G)		1,563	193
Venezuela Government International Bond
12.750%, 08/23/2022(G)		4,208	746
11.950%, 08/05/2031(G)		9,883	1,786
9.000%, 05/07/2026(G)	VE	6,307	993
8.250%, 12/05/2024(G)		$235	37
7.750%, 10/13/2029(G)		8,548	1,235
			9,170

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029(D)		796	777

Zambia — 0.3%
Zambia Government International Bond
5.750%, 06/30/2033(A)		1,408	1,292
0.500%, 12/31/2053		1,760	1,192
0.500%, 12/31/2053(D)		50	34
			2,518

Total Global Bonds
(Cost $833,352) ($ Thousands)			853,539

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bill
4.258%, 08/07/2025 (F)		4,500	4,480
U.S. Treasury Note
4.400%, USBMMY3M + 0.160%, 04/30/2027 (B)		5,000	5,000
4.338%, USBMMY3M + 0.098%, 01/31/2027 (B)		400	400

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.125%, 08/31/2029	$3,500	$3,416

Total U.S. Treasury Obligations
(Cost $13,176) ($ Thousands)		13,296

LOAN PARTICIPATIONS — 0.7%
Cote d'Ivoire — 0.5%
Republic of Cote d'Ivoire, First Lien
5.649%, 07/10/2025	1,620	1,902
5.028%, 03/18/2026	2,210	2,609

		4,511

Russia — 0.1%
SRBIJA
7.742%, 06/13/2029 (H)	1,000	1,162

Tanzania — 0.1%
United Republic of Tanzania, First Lien
9.584%, 04/28/2031	260	256

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)

Total Loan Participations
(Cost $5,533) ($ Thousands)		5,929

PURCHASED OPTIONS — 0.2%
Total Purchased Options
(Cost $1,477) ($ Thousands)		$2,231

Total Investments in Securities — 94.8%
(Cost $853,538) ($ Thousands)		$874,995

WRITTEN OPTIONS — (0.1)%
Total Written Options
(Premiums Received $761) ($ Thousands)		$(974)

WRITTEN SWAPTIONS — (0.0)%
Total Written Swaptions
(Premiums Received $70) ($ Thousands)		$(50)

A list of open exchange traded options contracts for the Fund at June 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.2%
Put Options		$–			$–
USD PUT/BRL CALL	370,000	$1,924	$5.20	9/20/2025	$45
USD PUT/BRL CALL	7,600,000	42,180	5.55	9/20/2025	185
USD PUT/BRL CALL	7,300,000	40,150	5.50	8/16/2025	137
USD PUT/BRL CALL	3,700,000	20,424	5.52	9/20/2025	79
USD PUT/CLP CALL	7,500,000	6,900,000	920.00	8/16/2025	107
USD PUT/HUF CALL	400,000	134,000	335.00	10/18/2025	147
USD PUT/HUF CALL	7,300,000	2,467,400	338.00	9/20/2025	122
USD PUT/IDR CALL	7,400,000	118,400,000	16,000.00	9/20/2025	67
USD PUT/ILS CALL	200,000	660	3.30	9/20/2025	62
USD PUT/ILS CALL	6,900,000	23,115	3.35	9/20/2025	105
USD PUT/ILS CALL	200,000	640	3.20	12/20/2025	38
USD PUT/KRW CALL	300,000	390,000	1,300.00	8/16/2025	37
USD PUT/MXN CALL	7,400,000	139,860	18.90	8/16/2025	105
USD PUT/MXN CALL	7,600,000	144,020	18.95	8/16/2025	136
USD PUT/PLN CALL	3,800,000	14,098	3.71	9/20/2025	137
USD PUT/PLN CALL	5,600,000	19,880	3.55	9/20/2025	58
USD PUT/PLN CALL	3,800,000	13,984	3.68	8/16/2025	100
USD PUT/ZAR CALL	6,800,000	117,980	17.35	9/20/2025	77
USD PUT/ZAR CALL	12,200,000	210,450	17.25	12/20/2025	211
USD PUT/ZAR CALL	300,000	5,040	16.80	9/20/2025	38
USD PUT/ZAR CALL	7,000,000	127,400	18.20	8/16/2025	229

		129,213,205			2,222

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Debt Fund (Continued)

A list of open exchange traded options contracts for the Fund at June 30, 2025, is as follows:
Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS (continued)
Call Options
USD CALL/COP PUT	3,700,000	$16,465,000	$4,450.00	8/16/2025	$9
Total Purchased Options		$145,678,205			$2,231
WRITTEN OPTIONS — (0.1)%
Put Options
USD PUT/BRL CALL	(5,550,000)	$(29,693)	5.35	09/20/2025	$(46)
USD PUT/BRL CALL	(10,220,000)	(54,932)	5.38	08/16/2025	(86)
USD PUT/BRL CALL	(11,400,000)	(61,560)	5.40	09/20/2025	(121)
USD PUT/CLP CALL	(11,250,000)	(10,068,750)	895.00	08/16/2025	(65)
USD PUT/COP CALL	(1,850,000)	(7,492,500)	4,050.00	08/16/2025	(22)
USD PUT/HUF CALL	(10,220,000)	(3,362,380)	329.00	09/20/2025	(77)
USD PUT/IDR CALL	(8,880,000)	(138,528,000)	15,600.00	09/20/2025	(28)
USD PUT/ILS CALL	(10,350,000)	(33,638)	3.25	09/20/2025	(50)
USD PUT/MXN CALL	(8,880,000)	(164,724)	18.55	08/16/2025	(44)
USD PUT/MXN CALL	(7,600,000)	(140,600)	18.50	08/16/2025	(47)
USD PUT/PLN CALL	(5,700,000)	(20,235)	3.55	08/16/2025	(39)
USD PUT/PLN CALL	(5,700,000)	(20,349)	3.57	09/20/2025	(75)
USD PUT/ZAR CALL	(8,500,000)	(143,650)	16.90	09/20/2025	(41)
USD PUT/ZAR CALL	(7,000,000)	(123,200)	17.60	08/16/2025	(82)
USD PUT/ZAR CALL	(18,300,000)	(300,120)	16.40	12/20/2025	(106)
		(160,544,331)			(929)
Call Options
USD CALL/BRL PUT	(7,400,000)	(44,770)	6.05	09/20/2025	(22)
USD CALL/KRW PUT	(3,750,000)	(5,437,500)	1,450.00	08/16/2025	(2)
USD CALL/PLN PUT	(3,700,000)	(14,615)	3.95	12/20/2025	(21)
		(5,496,885)			(45)
Total Written Options		$(166,041,216)			$(974)

A list of open over the counter swaptions contracts for the Fund at June 30, 2025, are as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN SWAPTIONS — 0.0%
Put Swaptions
PAY 3.828%/REC SOFR	Bank of America Merrill Lynch	$(7,300,000)	$3.83	08/16/2025	$(9)
Call Swaptions
REC 3.328%/PAY SOFR	Bank of America Merrill Lynch	(7,300,000)	3.33	08/16/2025	(41)
Total Written Swaptions		$(14,600,000)			$(50)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Debt Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Short Contracts
Euro-Schatz	(14)	Sep-2025	$(1,719)	$(1,763)	$2
U.S. 2-Year Treasury Note	(18)	Sep-2025	(3,728)	(3,744)	(16)
U.S. 5-Year Treasury Note	(24)	Sep-2025	(2,586)	(2,616)	(30)
U.S. 10-Year Treasury Note	(39)	Sep-2025	(4,312)	(4,373)	(61)
			$(12,345)	$(12,496)	$(105)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	07/02/25	USD	522	IDR	8,500,000	$1
Bank of America	07/02/25	IDR	3,502,400	USD	214	(2)
Bank of America	07/03/25	USD	2,812	BRL	15,646	53
Bank of America	07/03/25	BRL	4,294	USD	741	(45)
Bank of America	07/17/25	USD	2,850	CLP	2,653,493	(6)
Bank of America	07/17/25	CLP	946,140	USD	975	(39)
Bank of America	07/30/25	ILS	5,714	USD	1,535	(162)
Bank of America	07/30/25	ZAR	20,209	USD	1,100	(35)
Bank of America	09/02/25	USD	470	TRY	19,750	(1)
Bank of America	09/05/25	BRL	8,978	USD	1,554	(64)
Bank of America	09/10/25	ILS	2,655	USD	760	(30)
Bank of America	09/17/25	USD	722	HUF	253,122	19
Bank of America	09/17/25	USD	833	CLP	783,590	7
Bank of America	09/17/25	USD	1,925	CNY	13,702	2
Bank of America	09/17/25	USD	2,284	TRY	98,232	17
Bank of America	09/17/25	USD	1,358	TRY	57,896	(2)
Bank of America	09/17/25	USD	5,954	MYR	25,115	51
Bank of America	09/17/25	USD	5,653	ZAR	101,889	49
Bank of America	09/17/25	USD	3,058	ZAR	54,514	(7)
Bank of America	09/17/25	TRY	40,779	USD	957	1
Bank of America	09/17/25	TRY	61,791	USD	1,437	(10)
Bank of America	09/17/25	MXN	1,563	USD	82	—
Bank of America	09/17/25	MXN	140,256	USD	7,245	(117)
Bank of America	09/17/25	ZAR	18,134	USD	1,017	2
Bank of America	09/17/25	ZAR	195,343	USD	10,912	(19)
Bank of America	09/17/25	COP	60,805,678	USD	14,589	(142)
Bank of America	10/02/25	BRL	7,807	USD	1,406	9
Bank of America	12/10/25	ILS	1,534	USD	440	(17)
Barclays PLC	07/02/25	EUR	3,505	CZK	87,000	17
Barclays PLC	07/02/25	USD	4,369	BRL	25,000	212
Barclays PLC	07/02/25	PLN	15,800	EUR	3,693	(37)
Barclays PLC	07/03/25	USD	496	TRY	20,800	25
Barclays PLC	07/03/25	PEN	3,000	USD	825	(20)
BNP Paribas	08/04/25	BRL	139	USD	25	—
Brown Brothers Harriman	07/03/25	USD	985	TRY	41,000	43
Brown Brothers Harriman	07/14/25	USD	42	JPY	6,000	—

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	07/14/25	USD	5,398	EUR	4,700	$125
Brown Brothers Harriman	07/14/25	EUR	17,490	USD	19,619	(932)
Brown Brothers Harriman	07/15/25	USD	675	GBP	500	10
Brown Brothers Harriman	07/15/25	GBP	4,350	USD	5,713	(248)
Brown Brothers Harriman	09/29/25	ZAR	700	USD	39	—
Citigroup	07/02/25	USD	13,219	BRL	75,172	555
Citigroup	08/01/25	COP	18,408,404	USD	4,489	—
Deutsche Bank	07/09/25	USD	4,951	CNY	35,829	55
Deutsche Bank	07/09/25	CNY	19,286	USD	2,660	(35)
Deutsche Bank	07/14/25	USD	459	EUR	400	11
Deutsche Bank	07/25/25	MXN	10,954	USD	532	(46)
Deutsche Bank	07/29/25	USD	974	KZT	507,813	(5)
Deutsche Bank	07/30/25	USD	1,653	ZAR	31,987	143
Deutsche Bank	07/30/25	USD	5,708	ILS	20,041	246
Deutsche Bank	07/30/25	ILS	6,874	USD	1,905	(137)
Deutsche Bank	07/30/25	ZAR	11,450	USD	630	(13)
Deutsche Bank	08/04/25	USD	10,839	BRL	60,179	91
Deutsche Bank	08/08/25	KRW	2,566,875	USD	1,875	(27)
Deutsche Bank	08/18/25	ZAR	23,923	USD	1,330	(11)
Deutsche Bank	08/29/25	USD	965	KZT	507,813	(4)
Deutsche Bank	09/10/25	IDR	15,721,004	USD	962	(5)
Deutsche Bank	09/15/25	PLN	3,739	USD	1,008	(25)
Deutsche Bank	09/17/25	USD	1,704	KRW	2,304,068	7
Deutsche Bank	09/17/25	BRL	2,096	USD	370	(7)
Deutsche Bank	09/17/25	USD	2,318	INR	199,557	—
Deutsche Bank	09/17/25	USD	2,699	IDR	44,195,656	18
Deutsche Bank	09/17/25	USD	3,925	HUF	1,395,222	158
Deutsche Bank	09/17/25	USD	615	TRY	27,532	30
Deutsche Bank	09/17/25	USD	9,093	TRY	385,985	(52)
Deutsche Bank	09/17/25	ZAR	22,830	USD	1,278	—
Deutsche Bank	09/17/25	ZAR	18,928	USD	1,050	(9)
Deutsche Bank	09/17/25	PHP	128,962	USD	2,306	21
Deutsche Bank	09/17/25	TRY	229,763	USD	5,103	(279)
Deutsche Bank	09/17/25	CLP	843,663	USD	904	—
Deutsche Bank	09/19/25	PLN	294	USD	78	(4)
Deutsche Bank	09/25/25	ILS	2,855	USD	828	(21)
Deutsche Bank	09/26/25	USD	1,192	KZT	634,468	(1)
Deutsche Bank	09/29/25	HUF	303,008	USD	876	(10)
Deutsche Bank	10/27/25	HUF	435,360	USD	1,200	(71)
Deutsche Bank	12/15/25	USD	850	PLN	3,129	13
Deutsche Bank	12/15/25	PLN	2,475	USD	666	(16)
Goldman Sachs	07/02/25	USD	400	BRL	2,300	21
Goldman Sachs	08/04/25	USD	18,244	BRL	101,372	168
Goldman Sachs	09/17/25	USD	158	PLN	588	4
Goldman Sachs	09/17/25	USD	267	PEN	967	5
Goldman Sachs	09/17/25	USD	89	BRL	502	1
Goldman Sachs	09/17/25	USD	271	BRL	1,504	(1)
Goldman Sachs	09/17/25	MXN	5,269	USD	275	(1)
Goldman Sachs	10/09/25	USD	2,281	TRY	101,543	56
Goldman Sachs	12/15/25	USD	35	PLN	128	—

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
HSBC	07/02/25	USD	229	PLN	860	$9
HSBC	07/02/25	IDR	13,297,000	USD	819	—
HSBC	07/08/25	USD	859	TRY	34,558	4
HSBC	07/28/25	USD	3,495	INR	303,588	40
HSBC	08/04/25	IDR	8,299,400	USD	512	1
HSBC	08/13/25	USD	3,458	THB	112,530	16
HSBC	09/02/25	USD	235	TRY	9,875	(1)
ICBC Financial Services	08/05/25	USD	556	EGP	30,411	49
ICBC Financial Services	08/15/25	USD	716	KZT	376,411	(1)
ICBC Financial Services	10/29/25	USD	1,679	EGP	92,189	93
JPMorgan Chase Bank	07/02/25	BRL	4,483	USD	788	(34)
JPMorgan Chase Bank	07/03/25	USD	2,689	BRL	15,414	133
JPMorgan Chase Bank	07/03/25	BRL	4,641	USD	808	(42)
JPMorgan Chase Bank	07/08/25	USD	459	PEN	1,700	20
JPMorgan Chase Bank	07/08/25	USD	2,606	TRY	107,890	87
JPMorgan Chase Bank	07/08/25	TRY	22,043	USD	548	(2)
JPMorgan Chase Bank	07/10/25	IDR	30,702,000	USD	1,880	(11)
JPMorgan Chase Bank	07/11/25	USD	1,315	COP	5,112,841	6
JPMorgan Chase Bank	07/11/25	COP	19,584,939	USD	4,707	(83)
JPMorgan Chase Bank	07/15/25	USD	448	IDR	7,480,000	13
JPMorgan Chase Bank	07/15/25	USD	879	HUF	327,762	83
JPMorgan Chase Bank	07/15/25	HUF	27,401	USD	76	(5)
JPMorgan Chase Bank	07/17/25	USD	453	TRY	19,031	20
JPMorgan Chase Bank	07/17/25	TRY	19,011	USD	448	(24)
JPMorgan Chase Bank	07/18/25	TRY	30,953	USD	736	(32)
JPMorgan Chase Bank	07/21/25	PEN	10,544	USD	2,899	(72)
JPMorgan Chase Bank	07/23/25	USD	744	INR	63,725	(2)
JPMorgan Chase Bank	07/23/25	IDR	43,201,166	USD	2,661	—
JPMorgan Chase Bank	07/23/25	IDR	1,946,344	USD	119	—
JPMorgan Chase Bank	07/25/25	USD	82	MXN	1,678	7
JPMorgan Chase Bank	07/25/25	USD	2,311	IDR	37,746,610	14
JPMorgan Chase Bank	07/28/25	ZAR	54,912	USD	3,081	(2)
JPMorgan Chase Bank	07/30/25	USD	189	ZAR	3,474	6
JPMorgan Chase Bank	08/04/25	USD	296	BRL	1,700	13
JPMorgan Chase Bank	08/04/25	USD	934	PHP	52,822	3
JPMorgan Chase Bank	08/11/25	USD	0	RON	1	—
JPMorgan Chase Bank	08/11/25	USD	670	ZAR	12,169	13
JPMorgan Chase Bank	08/11/25	USD	52	ZAR	917	—
JPMorgan Chase Bank	08/11/25	USD	2,035	PLN	7,691	92
JPMorgan Chase Bank	08/11/25	USD	3,158	MXN	62,193	120
JPMorgan Chase Bank	08/11/25	PLN	11,949	USD	3,215	(89)
JPMorgan Chase Bank	08/11/25	MXN	71,480	USD	3,609	(158)
JPMorgan Chase Bank	08/11/25	ZAR	37,492	USD	2,107	3
JPMorgan Chase Bank	08/11/25	ZAR	121,168	USD	6,520	(278)
JPMorgan Chase Bank	08/13/25	PLN	2,004	USD	532	(22)
JPMorgan Chase Bank	08/15/25	USD	589	KZT	307,584	(4)
JPMorgan Chase Bank	08/18/25	USD	610	EGP	32,298	30
JPMorgan Chase Bank	08/18/25	USD	8,543	KRW	11,853,686	244
JPMorgan Chase Bank	08/18/25	EGP	32,298	USD	629	(11)
JPMorgan Chase Bank	08/18/25	KRW	280,092	USD	204	(3)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	08/25/25	USD	626	EGP	32,584	$18
JPMorgan Chase Bank	08/25/25	EGP	32,584	USD	624	(20)
JPMorgan Chase Bank	09/02/25	USD	662	PHP	36,925	(8)
JPMorgan Chase Bank	09/02/25	PHP	12,274	USD	219	2
JPMorgan Chase Bank	09/04/25	PEN	7,153	USD	2,020	6
JPMorgan Chase Bank	09/04/25	UZS	654,000	USD	49	(2)
JPMorgan Chase Bank	09/05/25	BRL	10,073	USD	1,779	(36)
JPMorgan Chase Bank	09/08/25	USD	94	CLP	88,196	1
JPMorgan Chase Bank	09/08/25	CNY	929	USD	130	—
JPMorgan Chase Bank	09/08/25	USD	1,697	BRL	9,526	19
JPMorgan Chase Bank	09/08/25	USD	3,007	THB	97,984	24
JPMorgan Chase Bank	09/08/25	USD	3,111	CNY	22,199	8
JPMorgan Chase Bank	09/08/25	USD	3,719	HUF	1,332,307	181
JPMorgan Chase Bank	09/08/25	BRL	27,295	USD	4,714	(203)
JPMorgan Chase Bank	09/08/25	HUF	104,103	USD	296	(9)
JPMorgan Chase Bank	09/10/25	USD	1,816	TRY	76,700	(9)
JPMorgan Chase Bank	09/17/25	EUR	120	USD	138	(3)
JPMorgan Chase Bank	09/17/25	USD	214	BRL	1,206	2
JPMorgan Chase Bank	09/17/25	USD	460	TRY	19,500	(3)
JPMorgan Chase Bank	09/17/25	USD	1,139	ZAR	20,302	(3)
JPMorgan Chase Bank	09/17/25	USD	2,044	COP	8,476,265	9
JPMorgan Chase Bank	09/17/25	USD	2,493	EGP	128,394	19
JPMorgan Chase Bank	09/17/25	USD	6,841	CZK	148,125	213
JPMorgan Chase Bank	09/17/25	TRY	6,885	USD	160	(1)
JPMorgan Chase Bank	09/17/25	RON	18,130	USD	4,068	(104)
JPMorgan Chase Bank	09/17/25	CLP	840,261	USD	903	3
JPMorgan Chase Bank	09/19/25	PLN	2,014	USD	530	(26)
JPMorgan Chase Bank	10/21/25	USD	2,607	ARS	3,227,000	(143)
JPMorgan Chase Bank	11/13/25	UZS	866,000	USD	65	(3)
JPMorgan Chase Bank	11/25/25	RON	30,000	EUR	5,757	(50)
Morgan Stanley	07/01/25	COP	18,408,404	USD	4,397	(109)
Morgan Stanley	07/02/25	USD	7,151	BRL	40,689	304
Morgan Stanley	07/03/25	BRL	2,635	USD	451	(31)
Morgan Stanley	07/07/25	EGP	48,300	USD	935	(37)
Morgan Stanley	07/21/25	PEN	17,000	USD	4,607	(182)
Morgan Stanley	07/23/25	USD	15,267	MXN	291,741	137
Morgan Stanley	07/25/25	USD	164	MXN	3,201	5
Morgan Stanley	07/30/25	ZAR	6,744	USD	364	(15)
Morgan Stanley	08/05/25	MXN	18,670	USD	962	(22)
Morgan Stanley	08/15/25	USD	1,303	COP	5,361,000	1
Morgan Stanley	08/15/25	COP	7,400,000	USD	1,740	(62)
Morgan Stanley	08/18/25	PEN	1,020	USD	282	(6)
Morgan Stanley	08/19/25	USD	1,055	COP	4,399,350	15
Morgan Stanley	08/27/25	BRL	5,028	USD	894	(14)
Morgan Stanley	09/17/25	USD	348	ZAR	6,243	1
Morgan Stanley	09/17/25	PEN	373	USD	102	(3)
Morgan Stanley	09/17/25	USD	423	MXN	8,213	8
Morgan Stanley	09/17/25	USD	829	KRW	1,127,192	9
Morgan Stanley	09/17/25	USD	1,416	CZK	30,437	34
Morgan Stanley	09/17/25	ILS	3,828	USD	1,100	(39)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	09/17/25	MXN	7,235	USD	376	$(4)
Morgan Stanley	09/17/25	USD	7,788	THB	252,938	41
Morgan Stanley	09/17/25	PLN	10,897	USD	2,884	(127)
Morgan Stanley	09/17/25	CZK	20,537	USD	955	(23)
Morgan Stanley	09/17/25	COP	511,732	USD	123	(1)
Morgan Stanley	10/02/25	NGN	5,533	USD	3	—
SCB Securities	07/02/25	USD	410	HUF	146,200	19
SCB Securities	07/02/25	EUR	531	RON	2,700	1
SCB Securities	07/02/25	EUR	3,780	PLN	16,110	21
SCB Securities	07/02/25	USD	5,863	RON	26,210	194
SCB Securities	07/02/25	USD	8,163	CZK	179,315	353
SCB Securities	07/02/25	USD	11,633	PLN	43,591	429
SCB Securities	07/02/25	HUF	18,000	EUR	44	(1)
SCB Securities	07/21/25	USD	771	UZS	10,411,753	49
SCB Securities	07/21/25	PEN	18,049	USD	4,874	(211)
SCB Securities	07/21/25	UZS	15,000,000	USD	1,178	(3)
SCB Securities	07/22/25	USD	664	UZS	8,986,987	44
SCB Securities	07/28/25	ZAR	3,600	USD	202	—
SCB Securities	08/01/25	USD	3,591	INR	307,545	(11)
SCB Securities	08/04/25	EUR	73	PLN	310	—
SCB Securities	08/04/25	EUR	414	RON	2,110	—
SCB Securities	08/04/25	USD	429	HUF	146,200	—
SCB Securities	08/04/25	EUR	3,516	CZK	87,000	1
SCB Securities	08/04/25	USD	6,045	RON	26,210	3
SCB Securities	08/04/25	BRL	8,301	USD	1,505	(3)
SCB Securities	08/04/25	USD	8,524	CZK	179,315	4
SCB Securities	08/04/25	USD	12,290	PLN	44,451	3
SCB Securities	08/04/25	HUF	18,000	EUR	45	—
SCB Securities	08/21/25	EUR	2,496	RON	12,750	(1)
SCB Securities	09/02/25	USD	2,886	TRY	121,375	(7)
SCB Securities	09/17/25	USD	4,108	EUR	3,522	48
SCB Securities	09/17/25	EUR	8,575	USD	10,001	(118)
SCB Securities	10/24/25	USD	550	UZS	7,547,205	45
SCB Securities	10/28/25	USD	551	UZS	7,547,205	44
SCB Securities	10/30/25	USD	110	UZS	1,504,007	8
SCB Securities	11/06/25	USD	524	UZS	7,161,937	40
SCB Securities	11/13/25	USD	194	UZS	2,623,807	13
SCB Securities	11/20/25	USD	369	UZS	4,949,387	21
SCB Securities	06/03/26	USD	411	AZN	725	15
Societe Generale	07/02/25	RON	590	EUR	116	—
Societe Generale	07/03/25	PEN	4,153	USD	1,147	(23)
Societe Generale	07/07/25	USD	1,362	EGP	73,000	107
Societe Generale	07/08/25	USD	133	TRY	5,500	4
Societe Generale	07/14/25	USD	1,004	KZT	517,352	(13)
Societe Generale	07/15/25	USD	1,165	KZT	603,033	(9)
Societe Generale	08/25/25	USD	153	EGP	8,000	5
Standard Bank	07/30/25	USD	2,680	ZAR	48,690	54
Standard Bank	07/30/25	USD	2,677	ZAR	47,510	(9)
Standard Bank	07/30/25	ZAR	37,774	USD	1,989	(132)
Standard Bank	09/17/25	USD	89	IDR	1,456,735	—

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	09/17/25	USD	162	MYR	692	$3
Standard Bank	09/17/25	USD	1,510	CZK	32,607	43
Standard Bank	09/17/25	MYR	1,649	USD	391	(4)
Standard Bank	09/17/25	USD	3,881	TRY	167,234	36
Standard Bank	09/17/25	THB	3,993	USD	123	—
Standard Bank	09/17/25	CZK	14,330	USD	664	(19)
Standard Bank	09/17/25	INR	19,397	USD	225	(1)
Standard Bank	09/17/25	TRY	565,709	USD	12,768	(483)
Standard Bank	09/17/25	HUF	1,711,920	USD	4,917	(92)
Standard Bank	09/19/25	PLN	272	USD	73	(2)
TD Securities	07/21/25	PEN	720	USD	198	(5)
UBS	07/02/25	BRL	4,417	USD	775	(34)
UBS	07/14/25	USD	1,015	EUR	900	43
UBS	08/04/25	USD	450	PLN	1,630	1
UBS	08/13/25	USD	123	THB	4,000	1
UBS	08/13/25	THB	17,310	USD	530	(5)
UBS	09/17/25	THB	2,911	USD	90	—
UBS	09/17/25	ZAR	24,525	USD	1,371	(2)
Wells Fargo	09/02/25	USD	940	TRY	39,500	(3)
						$(3)

A list of open OTC swap agreements held by the Fund at June 30, 2025, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	COLOMBIA	Buy	1.00%	Quarterly	12/20/2026	$4,300	$1	$(9)	$10
Morgan Stanley	EGYPT	Buy	1.00%	Quarterly	12/20/2028	1,700	178	442	(264)
Bank of America	ISRAEL	Buy	1.00%	Quarterly	12/20/2029	900	(5)	17	(22)
JPMorgan Chase	ISRAEL	Buy	1.00%	Quarterly	12/20/2029	300	(1)	5	(6)
Morgan Stanley	MEXICO	Buy	1.00%	Quarterly	12/20/2029	4,800	(5)	35	(40)
Morgan Stanley	MORD	Buy	1.00%	Quarterly	12/20/2025	5,000	(2)	14	(16)
JPMorgan Chase	SOUTH AFRICA	Buy	1.00%	Quarterly	12/20/2026	3,300	(13)	(16)	3
Morgan Stanley	SOUTH AFRICA	Buy	1.00%	Quarterly	12/20/2029	2,300	65	71	(6)
							$218	$559	$(341)

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives		Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	PAYB TRS JPEICRIG 7/1/25	Asset Return	USD	- SECURED OVERNIGHT FINANCING RATE	Monthly	07/01/2025	USD	1,070	$(7)	$–	$(7)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Debt Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2025, are as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.EM.43.V1 1.0 06/20/30	Buy	1.00%	Quarterly	06/20/2030	$6,200	$154	$159	$(5)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CETIP	15% FIXED	Annually	01/02/2029	BRL	39,002	$499	$(5)	$504
2.2% FIXED	ID EURIB	Annually	03/19/2035	EUR	4,900	197	22	175
BZDIOVRA	14.86% FIXED	Annually	01/02/2029	BRL	35,793	431	–	431
2.2322% FIXED	6-MONTH EURIBOR	Annually	12/18/2034	EUR	1,900	65	–	65
BZDIOVRA	15.38% FIXED	Annually	01/02/2029	BRL	6,579	101	–	101
BZDIOVRA	15.155% FIXED	Annually	01/02/2029	BRL	13,725	191	–	191
SOFRRATE	4.07% FIXED	Annually	02/13/2030	USD	1,802	50	–	50
3.9% FIXED	6-MONTH CZK - PRIBOR	Annually	06/18/2035	CZK	93,000	(9)	13	(22)
THB - THOR	1.718% FIXED	Quarterly	06/18/2030	THB	52,000	32	–	32
MIBOR	5.96% FIXED	Semi-Annually	06/18/2030	INR	840,000	106	–	106
6-MONTH WIBOR	4.8% FIXED	Semi-Annually	06/18/2028	PLN	18,000	65	(9)	74
MIBOR	5.94% FIXED	Semi-Annually	06/18/2030	INR	60,000	7	–	7
8.458% FIXED	MXIBTIEF	Monthly	06/06/2035	MXN	135,000	(178)	–	(178)
BZDIOVRA	14.77% FIXED	Annually	01/02/2029	BRL	9,973	110	–	110
THB - THOR	1.3% FIXED	Quarterly	06/18/2028	THB	150,000	8	–	8
COOVIBR	8.03% FIXED	Quarterly	05/06/2027	COP	16,250,000	(21)	–	(21)
8.91% FIXED	COOVIBR	Quarterly	05/06/2035	COP	4,580,000	23	–	23
6-MONTH CZK - PRIBOR	3.195% FIXED	Semi-Annually	06/18/2028	CZK	200,500	(97)	–	(97)
COOVIBR	7.74% FIXED	Quarterly	09/17/2027	COP	17,000,000	(43)	–	(43)
8.87% FIXED	COOVIBR	Quarterly	09/17/2035	COP	4,800,000	30	–	30
BZDIOVRA	13.3125% FIXED	Annually	01/02/2029	BRL	16,706	32	–	32
MXIBTIEF	7.6345% FIXED	Monthly	09/13/2028	MXN	75,000	13	–	13
6.945% FIXED	3-MONTH JIBAR	Quarterly	09/17/2026	ZAR	161,000	3	–	3
3-MONTH JIBAR	7.065% FIXED	Quarterly	09/17/2028	ZAR	57,000	5	–	5
6.975% FIXED	3-MONTH JIBAR	Quarterly	09/17/2026	ZAR	161,000	–	–	–
3-MONTH JIBAR	FIXED 7.095%	Quarterly	09/17/2028	ZAR	57,000	8	–	8
6-MONTH WIBOR	4.05% FIXED	Semi-Annually	09/17/2030	PLN	16,600	(28)	(1)	(27)
4.45% FIXED	6-MONTH WIBOR	Annually	09/17/2035	PLN	21,400	45	10	35
CLICP	4.712% FIXED	Semi-Annually	09/17/2030	CLP	3,600,000	6	–	6
4.405% FIXED	CLICP	Semi-Annually	09/17/2027	CLP	8,000,000	(11)	–	(11)
5.165% FIXED	CLICP	Semi-Annually	09/17/2035	CLP	1,400,000	(5)	–	(5)
MXIBTIEF	7.5% FIXED	Monthly	09/13/2028	MXN	120,000	(1)	10	(11)
6-MONTH HUF - BUBOR	5.85% FIXED	Semi-Annually	09/17/2028	HUF	600,000	(6)	(7)	1
6-MONTH HUF - BUBOR	6.05% FIXED	Semi-Annually	09/17/2030	HUF	800,000	(5)	(7)	2
6-MONTH CZK - PRIBOR	3.4% FIXED	Semi-Annually	09/17/2030	CZK	102,000	(54)	(13)	(41)
6-MONTH HUF - BUBOR	5.885% FIXED	Semi-Annually	09/17/2028	HUF	1,300,000	(8)	–	(8)
9.55% FIXED	COOVIBR	Quarterly	09/17/2035	COP	4,500,000	(19)	–	(19)
ILS-SHIR-OIS COMPOUND	3.82% FIXED	Annually	09/17/2027	ILS	26,000	(5)	–	(5)
3.69% FIXED	SOFRRATE	Annually	07/02/2035	USD	4,944	–	1	(1)
China 7-Day Reverse Repo Rate	1.416%	Quarterly	12/17/2029	CNY	64,070	(23)	–	(23)
INR OVERNIGHT MIBOR	6.08%	Semi-Annually	12/19/2029	INR	908,000	166	–	166
6-MONTH CZK - PRIBOR	3.6745%	Semi-Annually	12/20/2034	CZK	164,330	(106)	(5)	(101)
6-MONTH CZK - PRIBOR	3.612%	Semi-Annually	12/20/2030	CZK	16,900	(2)	–	(2)
6-MONTH CZK - PRIBOR	3.597%	Semi-Annually	12/20/2028	CZK	24,400	1	–	1
6-MONTH WIBOR	5.0295%	Semi-Annually	12/20/2034	PLN	4,200	45	–	45
MXN - Overnight TIIE Funding Rate	8.89%	Monthly	12/18/2026	MXN	473,064	467	42	425

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June, 30 2025

Emerging Markets Debt Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BRL OVERNIGHT CDI (CETIP) RATE	15.69%	Annually	01/04/2027	BRL	39,100	$167	$–	$167
BRL OVERNIGHT CDI (CETIP) RATE	15.26%	Annually	01/02/2029	BRL	18,400	270	–	270
MXN - Overnight TIIE Funding Rate	9.002%	Monthly	12/08/2034	MXN	5,400	18	5	13
MXN - Overnight TIIE Funding Rate	8.905%	Monthly	12/18/2026	MXN	199,336	199	–	199
THB - THOR	1.9045%	Quarterly	12/20/2029	THB	110,700	91	–	91
INR OVERNIGHT MIBOR	6.0675%	Semi-Annually	02/03/2030	INR	252,285	45	–	45
INR OVERNIGHT MIBOR	6.04%	Semi-Annually	02/04/2030	INR	336,920	56	(4)	60
MXN - Overnight TIIE Funding Rate	8.5235%	Monthly	02/20/2035	MXN	65,720	105	72	33
BRL OVERNIGHT CDI (CETIP) RATE	14.45%	Annually	01/04/2027	BRL	75,010	69	9	60
2.0195%	THB - THOR	Quarterly	03/21/2035	THB	21,630	(27)	–	(27)
INR OVERNIGHT MIBOR	5.7645%	Semi-Annually	04/09/2030	INR	148,000	5	–	5
6-MONTH WIBOR	4.0405%	Semi-Annually	04/11/2030	PLN	6,843	(18)	–	(18)
6-MONTH WIBOR	4.325%	Semi-Annually	04/15/2035	PLN	14,710	(73)	(3)	(70)
BRL OVERNIGHT CDI (CETIP) RATE	13.5403%	Annually	01/02/2030	BRL	5,100	22	1	21
KWCDC	2.6645% FIXED	Quarterly	03/19/2030	KRW	1,734,000	(12)	–	(12)
KWCDC	2.6805% FIXED	Quarterly	03/19/2030	KRW	1,866,000	(13)	–	(13)
SOFR	4.00% FIXED	Annually	09/18/2034	USD	7,000	190	56	134
4.60% FIXED	1-DAY STERLING OVERNIGHT INDEX AVERAGE (SONIA)	Annually	09/17/2055	GBP	2,200	(73)	(5)	(68)
2.8% FIXED	3-MONTH THOR	Quarterly	03/20/2034	THB	94,000	(283)	(43)	(240)
2.4% FIXED	6-MONTH EURIBOR	Annually	03/20/2054	EUR	500	43	15	28
3-MONTH JIBAR	9.15% FIXED	Quarterly	03/20/2039	ZAR	30,700	37	16	21
1.1% FIXED	1-DAY TONAR	Annually	09/18/2034	JPY	726,000	23	(8)	31
						$2,926	$162	$2,764

Percentages are based on Net Assets of $923,156 ($ Thousands).
(A)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	No interest rate available.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2025, the value of these securities amounted to $80,270 ($ Thousands), representing 8.7% of the Net Assets of the Fund.

(E)	Zero coupon security.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	Security is in default on interest payment.
(H)	Level 3 security in accordance with fair value hierarchy.

Amount designated as “-” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional International Trust

Glossary (abbreviations which may be used in the preceding Scheduled of Investments):

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — U.S. Dollar
UYU — Uruguayan Peso
VND — Vietnamese Dong
ZAR — South African Rand

Portfolio Abbreviations
ACES — Alternative Credit Enhancement Structure
ADR — American Depositary Receipt
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
ARM — Adjustable Rate Mortgage
BPSW1 — GBP Swap 1 Year
BPSW5 — GBP Swap 5 Year
BROIS — Brazil Overnight Index Swap
BURBOR — Budapest Interbank Offered Rate
CETIP — Central Custody and Financial Settlement of Securities
CME — Chicago Mercantile Exchange
CDO — Collateralized Debt Obligation
CMTUSD6Y — Constant Maturity Treasury 6 Year
Cl — Class
CMO — Collateralized Mortgage Obligation
CPI — Consumer Price Index
DAC — Designated Activity Company
EUAMDBO1 — EURIBOR ICE Swap Rate 11:00am
EUAMDB05 — EURIBOR ICE Swap Rate 11:00am
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
EUR003M — EURIBOR 3 Month
EUSA1 — EUR Swap Annual 1 Year
EUSA5 — EUR Swap Annual 5 Year
EUSA6 — EUR Swap Annual 6 Year
EUSA9 — EUR Swap Annual 9 Year
EUSA12 — EUR Swap Annual 12 Year
FEDEF — U.S. Federal Funds Effective Rate
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
GUKG1 — United Kingdom Government Bonds 1 Year Note Generic Bid Yield
GUKG5 — United Kingdom Government Bonds 5 Year Note Generic Bid Yield
H15T5Y — US Treasury Curve Rate T Note Constant Maturity 5 Year
H15T7Y — US Treasury Curve Rate T Note Constant Maturity 7 Year
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLLP — Limited Liability Limited Partnership
L.P. — Limited Partnership
MTN — Medium Term Note
MIBOR — Mumbai Interbank Offered Rate
MXN TIIE — Mexican Interbank TIIE 28-Day
NIBOR — Norwegian Interbank Offered Rate
NVDR — Non-voting Depository Receipt
OIS — Overnight Index Swap
OTC — Over The Counter
PIK — Payment-in-Kind
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate

SEI Institutional International Trust

SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SOFRRATE — U.S. SOFR
SONIA — Sterling Overnight Index Average
SONIO/N — SONIA Interest Rate Benchmark
SPDR — Standard & Poor's Depository Receipt
STACR — Structured Agency Credit Risk
TBA — To Be Announced
TSFR3M— CME Term SOFR 3 Month
TELBOR — Tel Aviv Interbank Offered Rate
US0003M — ICE LIBOR USD 3 Month
USBMMY3M — U.S. Treasury 3 Month Bill Money Market Yield
USISDA05 — USD ICE Swap 11:00 NY 5 Year
USSW5— USD Swap Semi 30/360 5 Year Currency
WIBOR— Warsaw Interbank Offered Rate

SEI Institutional International Trust